As filed with the Securities and Exchange Commission on
                                 April 5, 2002


                                    Securities Act Registration No.    333-53732
                                    Investment Act Registration No.    811-07627

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                       Pre-Effective Amendment No.____             [ ]

                       Post Effective Amendment No. 2              [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                              Amendment No. 12                     [X]

              ACACIA NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT II
                           (Exact Name of Registrant)

                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                              7315 Wisconsin Avenue
                            Bethesda, Maryland 20814
               (Address of Depositor's Principal Executive Office)
                  Depositor's Telephone Number: (301) 280-1000

                              Robert-John H. Sands
                    Senior Vice President and General Counsel
                     Acacia National Life Insurance Company
                              7315 Wisconsin Avenue
                            Bethesda, Maryland 20814
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:

            [ ] immediately upon filing pursuant to paragraph b
            [ ] on _______________    pursuant to paragraph a of Rule 485
            [X] on May 1, 2002 pursuant to paragraph b of Rule 485
            If  appropriate, check the following box:

            [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      Title of Securities Being Registered: Securities of Unit Investment Trust

                             DESIGNER ANNUITY
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

PART A
Form N-4      Item                               Heading in Prospectus

Item 1.       Cover Page.........................Cover Page
Item 2.       Definitions........................DEFINED TERMS
Item 3.       Synopsis or Highlights.............POLICY OVERVIEW; FEE TABLES; Advertising
Item 4.       Condensed Financial Information....Financial Information
Item 5.       General Description of Registrant,
              Depositor and Portfolio Companies
              a) Depositor.......................MISCELLANEOUS - About Our Company
              b) Registrant......................INVESTMENT OPTIONS - Separate Account Variable Investment Options
              c) Portfolio Company               INVESTMENT OPTIONS - Separate Account Variable Investment Options
              d) Prospectus......................Cover Page; INVESTMENT OPTIONS
              e) Voting..........................MISCELLANEOUS - Voting Rights
              f) Administrator...................N/A
Item 6.       Deductions and Expenses
              a) Deductions......................FEE TABLES; FEES
              b) Sales Load......................FEE TABLES; FEES - Withdrawal Charge
              c) Special purchase plans..........FEES - Waiver of Certain Fees
              d) Commissions.....................FEES - Distribution Expenses
              e) Portfolio company deductions
              and expenses.......................FEE TABLES
              f) Registrant's expenses...........N/A
Item 7.       General Description of Variable
              Annuity Contracts
              a) Rights..........................IMPORTANT POLICY PROVISIONS; MISCELLANEOUS - Voting Rights
              b) Allocations, Transfers.......... INVESTMENT OPTIONS - Transfers
              c) Changes in contracts or
              operations.........................INVESTMENT OPTIONS - Separate Account Variable Investment Options -  Adding,
                                                 Deleting, or Substituting Variable Investment Options
              d) Contract owner inquiries........Cover Page; Table of Contents Page; Last Page
Item 8.       Annuity Period
              a) Level of benefits...............POLICY DISTRIBUTIONS - Annuity Income Phase
              b) Annuity commencement date.......POLICY DISTRIBUTIONS - Annuity Income Phase
              c) Annuity payments................POLICY DISTRIBUTIONS - Annuity Income Phase
              d) Assumed investment return.......N/A
              e) Minimums........................POLICY DISTRIBUTIONS - Annuity Income Phase
              f) Rights to change options or
              transfer investment base...........POLICY DISTRIBUTIONS - Annuity Income Phase
Item 9.       Death Benefit
              a) Death benefit calculation.......POLICY DISTRIBUTIONS - Death Benefits
              b) Forms of benefits...............POLICY DISTRIBUTIONS - Annuity Income Phase
Item 10.      Purchases and Contract Values
              a) Procedures for purchases........Cover Page; IMPORTANT POLICY PROVISIONS - Policy Application
                                                 and Issuance; IMPORTANT POLICY PROVISIONS - Your Policy Value

              b) Accumulation unit value.........IMPORTANT POLICY PROVISIONS - Your Policy Value
              c) Calculation of accumulation unit
              value..............................IMPORTANT POLICY PROVISIONS - Your Policy Value
              d) Principal underwriter...........MISCELLANEOUS - Distributor of the Policies


Item 11.      Redemptions
              a) Redemption procedures...........POLICY DISTRIBUTIONS - Withdrawals
              b) Texas Optional Retirement
              Program............................N/A
              c) Delay...........................IMPORTANT POLICY PROVISIONS - Delay of Payments
              d) Lapse...........................N/A
              e) Revocation of rights............IMPORTANT POLICY PROVISIONS - Policy Application and Issuance
Item 12.      Taxes
              a) Tax consequences................FEDERAL TAX MATTERS
              b) Qualified plans.................FEDERAL TAX MATTERS
              c) Impact of taxes.................FEDERAL TAX MATTERS
Item 13.      Legal Proceedings..................MISCELLANEOUS - Legal Proceedings
Item 14.      Table of Contents for Statement of
              Additional Information.............Statement of Additional Information Table of Contents

PART B
Form N-4      Item                                        Heading in Prospectus

Item 15.      Cover Page                                  Cover Page
Item 16.      Table of Contents                           Table of Contents
Item 17.      General Information and History
              a) Name change/Suspended Sales              N/A
              b) Attribution of Assets                    N/A
              c) Control of Depositor                     General Information and History
Item 18.      Services
              a) Fees, expenses and costs                 N/A
              b) Management-related services              N/A
              c) Custodian and independent public
              accountant                                  Services
              d) Other custodianship                      N/A
              e) Administrative servicing agent           N/A
              f) Depositor as principal underwriter       N/A
Item 19.      Purchase of Securities Being Offered
              a) Manner of Offering                       N/A
              b) Sales load                               N/A
Item 20.      Underwriters
              a) Depositor or affiliate as principal
              underwriter                                 Underwriters
              b) Continuous offering                      Underwriters
              c) Underwriting commissions                 Underwriters
              d) Payments of underwriter                  N/A
Item 21.      Calculation of Performance Data             Calculation of Performance
Item 22.      Annuity Payments                            N/A
Item 23.      Financial Statements
              a) Registrant                               Financial Statements
              b) Depositor                                Financial Statements

PROSPECTUS: May 1, 2002

ACACIA DESIGNER ANNUITY(sm)
Flexible Premium
Deferred Variable Annuity Policy
                            Acacia National Variable Annuity Separate Account II

        This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. It provides a menu of optional features for you to select from to meet your particular needs; ask your sales representative or us which of these are available in your state. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

         You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in non-publicly traded portfolios from these series funds:

                               Series Fund issuing the Subaccount
    Referred to as:                  underlying portfolios:                          Portfolio Advisor
------------------------- ---------------------------------------------- -------------------------------------------
ALGER                     The Alger American Fund                        Fred Alger Management, Inc.
------------------------- ---------------------------------------------- -------------------------------------------
CALVERT PORTFOLIOS        Calvert Variable Series, Inc. Calvert          Calvert Asset Management Company, Inc.
                          Portfolios
------------------------- ---------------------------------------------- -------------------------------------------
SCUDDER                   Deutsche Asset Management VIT Funds            Deutsche Asset Management, Inc.
------------------------- ---------------------------------------------- -------------------------------------------
FIDELITY                  Variable Insurance Products: Service Class 2   Fidelity Management & Research Company
------------------------- ---------------------------------------------- -------------------------------------------
NEUBERGER BERMAN          Neuberger Berman Advisers Management Trust     Neuberger Berman Management Inc.
------------------------- ---------------------------------------------- -------------------------------------------
OPPENHEIMERFUNDS          Oppenheimer Variable Account Funds             Oppenheimer Funds, Inc.
------------------------- ---------------------------------------------- -------------------------------------------
TEMPLETON                 Franklin Templeton Variable Insurance          Templeton Investment Counsel, LLC
                          Products Trust
------------------------- ---------------------------------------------- -------------------------------------------
VAN ECK                   Van Eck Worldwide Insurance Trust              Van Eck Associates

or you may allocate all or part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

         A Statement of Additional Information and other information about us and the Policy, with the same date as this prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (www.sec.gov) or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

         Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

           The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

            NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

              Acacia National Life Insurance Company (we, us, our)
           Home Office: 7315 Wisconsin Ave., Bethesda, Maryland 20814.
            Service Center, P.O. Box 82579, Lincoln, Nebraska 68501.
                                1-888-837-6791.
                               www.acaciagroup.com

TABLE OF CONTENTS                                         Begin on Page

     DEFINED TERMS...............................................3
     POLICY OVERVIEW.............................................4
     FEE TABLES..................................................6
     FINANCIAL INFORMATION.......................................9
     IMPORTANT POLICY PROVISIONS.................................9
         Policy Application and Issuance
         Your Policy Value
         Telephone Transactions
         Death of Annuitant
         Delay of Payments
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         Spendthrift Protection
         Policy Termination
         Optional Features
     INVESTMENT OPTIONS.........................................14
         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Systematic Transfer Programs:  Model Asset Allocation,
           Dollar Cost Averaging, Portfolio Rebalancing,
           Earnings Sweep
     FEES.....................................................  19
         Withdrawal Charge
         Mortality and Expense Risk Charge
         Administrative Fees
           Administrative Expense Fee, Annual Policy Fee
         Transfer Fee
         Tax Charges
         Fees Charged by the Portfolios
         Optional Features' Fees
     POLICY DISTRIBUTIONS.......................................21
         Withdrawals
         Loans
         Death Benefits
         Annuity Income Phase

    TAX MATTERS................................................28
         Taxation of Nonqualified Policies
         Taxation of Qualified Policies
         Possible Tax Law Changes
     MISCELLANEOUS..............................................31

         About Our Company
         Distribution of the Policies
         Voting Rights
         Distribution of Materials
         Advertising
         Legal Proceedings
     APPENDIX A: Variable Investment Option Portfolios..........A:1
     APPENDIX B: Accumulation Unit Values.......................B:1
     APPENDIX C: Tax-Qualified Plan Disclosures.................C:1
     Thank You.  If You Have Questions,......................Last Page
     Statement of Additional Information Table of Contents...Last Page

To Contact Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                              Acacia National Life
                               Insurance Company,
                                 Service Center
                                 P.O. Box 82579
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-888-837-6791
                               Fax: 1-402-467-6153
                               www.acaciagroup.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Sending Forms, Written Notice and Written Requests in "Good Order." If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order". We can only act upon requests that are received in good order.

Remember, the Correct Form is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we'll send you the form you need.
                            Make checks payable to:
                    "Acacia National Life Insurance Company"

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuity Date is the date annuity income payments are scheduled to begin. This date is identified on the Policy Schedule page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable withdrawal charge, Policy fee, outstanding loans, and any premium tax charge not previously deducted.

Owner, you, your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the date of issue of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, Us, Our, Acacia National, ANLIC - Acacia National Life Insurance Company.

Written Notice or Request -- Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at ANLIC, Service Center, P.O. Box 82579, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-6153. Call us if you have questions about what form or information is required.

         This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

     If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

                              No one is authorized
         to give information or make any representation about the Policy that is not in this prospectus.
             If anyone does so, you should not rely upon it as being
                             accurate or adequate.

POLICY OVERVIEW
         The following is intended as a summary. Please read each section of this prospectus for additional detail.

         The ACACIA DESIGNER ANNUITY Policy is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. The Policy includes a menu of feature options for you to select from to meet your particular needs; ask your sales representative or us which ones are available in your state. Associated charges are discussed in this prospectus' FEE TABLES and FEES sections. You can allocate your premiums among a wide spectrum of Separate Account variable investment options and to a Fixed Account fixed interest rate option. In the Separate Account variable investment options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' cover and the INVESTMENT OPTIONS section.

         COMPARISON TO OTHER POLICIES AND INVESTMENTS
         Compared to fixed annuities. The Policy is like a fixed annuity in most ways except for its variable investment features. The Policy is different from fixed-interest annuities in that, to the extent you select Separate Account variable investment options, your Policy value will reflect the investment experience of the selected variable investment options, so you have both the investment risk (including possible loss of principal) and opportunity, not us.

         A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

         Compared to mutual funds. Although the Separate Account variable investment options' underlying portfolios operate like publicly traded mutual funds and have the same investment risks, in many ways the Policy differs from publicly traded mutual fund investments. Unlike publicly traded mutual funds, the Policy has these features:

o    Accumulates capital on a tax-deferred basis.
o A guaranteed minimum return on your investment if you choose a Fixed Account option. o Can provide annuity payments for the rest of your life or for some other period.
o    Provides a death benefit that could be higher than the value of the Policy.
o Generally defers federal income tax liability on any earnings until you receive a distribution from the Policy.
o You can transfer money from one underlying investment portfolio to another without tax liability.
o Automatically reinvests dividends and capital gains distributed by the variable investment options' underlying portfolios and reflects them in the portfolio's value.
o Deducts charges from Policy value for insurance benefits not available with direct mutual fund investments.
o Withdrawals before age 59 1/2 generally are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although taxation of them is deferred until such earnings are distributed. Taxable earnings are considered to be paid out first followed by the return of your premiums.
o    Withdrawals can result in a withdrawal charge.
o You have a short time period to review your Policy and cancel it for a return of premium paid. The terms of this "right to examine" period vary by state (see the cover of your Policy).
o We, not you, own the shares of the variable investment option's underlying portfolios. You have interests in the Separate Account Subaccounts that invest in the underlying portfolios that you select.

         TAX-QUALIFIED PLANS

         The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, Tax Sheltered Annuity, etc. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' Appendix C to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

        POLICY OPERATION & FEATURES

Premiums.
o  Minimum initial premium: $25,000.
o Minimum additional premium: $1,000, or $50 per month if through electronic funds transfer.
o No additional premiums will be accepted after the earlier of the Annuity Date or the Annuitant's 85th birthday without our approval.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets.
(See FEE TABLES on next pages.)

Deductions from entire Policy value:
o Generally, premium taxes, if any. (Some states levy this tax when premium is paid.)
o  Policy fee, if any.
o  Withdrawal charge, if any.
o  Charges for selected optional features.

Deductions from Separate Account assets only:
o  Mortality and expense risk charge.
o  Administrative expense charge.
o  Underlying portfolio investment advisory fees and operating expenses.

Withdrawals.
o Withdrawal charges apply to withdrawals under the base Policy. Two optional "free withdrawal" features are available, for a charge. After a premium is received, withdrawal charges apply for 9 years or, for a charge, 7 years or 5 years.
o  Each withdrawal must be at least $250.

Annuity Income.
o  Several fixed annuity income options are available.

                      -----------------
                          Premiums
                      -----------------
---------------------------------------------------------
         Acacia National Life Insurance Company
---------------------------------------------------------
                   Investment Options
-------------- -- ---------------------------------------
    Fixed
   Account           Acacia National Variable Annuity
                           Separate Account II
Policy Value
 receives a            Variable Investment Options
 guaranteed       Policy value may vary daily depending
    fixed           upon the investment performance of
  interest              the underlying portfolios.
    rate.
-------------- -- ---------------------------------------
                             The Subaccounts
-------------- -- ------------ ------------- ------------
                       A            B           Etc.
-------------- -- ------------ ------------- ------------
                  Underlying    Underlying      Etc.
                  Portfolio A  Portfolio B
--------------    ------------ ------------- ------------
---------------------------------------------------------
             Fees (Deductions from Assets)
---------------------------------------------------------
-------------------    ---------------    ---------------
   Withdrawals             Death             Annuity
                          Benefit         Income Options
-------------------    ---------------    ---------------

Death Benefit.
o A standard death benefit is paid upon the death of the Owner unless the guaranteed minimum death benefit is payable.

Optional Features.
o Optional features available are listed in the prospectus' IMPORTANT POLICY PROVISIONS section. Most can only be elected at Policy issue and only if you are then not older than age 70.

         POLICY PHASES

         The Policy is a deferred annuity: it has an accumulation (or deferral) phase and an annuity income phase.

         Accumulation Phase. During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the Fixed Account). Withdrawals may be subject to a withdrawal charge, income tax and a penalty tax.

         Annuity Income Phase. The accumulation phase ends and the annuity income phase begins on a date you select or the later of the fifth Policy Anniversary or Anniversary nearest the annuitant's 85th birthday. During the annuity income phase, we will make periodic payments to the annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the annuitant's entire life or for some other period. Some or all of each payment will be taxable.

FEE TABLES                         (' = Base Policy;  Y = Optional Feature Fee)


         The following charts show the fees that may affect your Policy value. The fees shown do not reflect any premium tax that may apply.

------------------------------------------------------------------------------------- ---------------- ---------------
                                                                                    Current        Guaranteed
'  = Base Policy Fees.                                                                Fee           Maximum
Y  = Optional Feature Fees.                                                                           Fee
----------------------------------------------------------------------------------------------------------------------
TRANSACTION FEES
----------------------------------------------------------------------------------------------------------------------
WITHDRAWAL CHARGE (the Fee for the withdrawal charge features is deducted  monthly from Policy value to equal the annual % shown)
                                       ------------------------------------------------------
 (the withdrawal charge is deducted               Years since receipt of premium
  as a % of each premium withdrawn)
                                        1    2     3    4    5     6    7     8    9    10+
                                       ---- ----- ---- ---- ----- ---- ----- ---- ---- ------ -------- ---------------
'        9-Year Withdrawal Charge      8%    8%   8%   7%    7%   6%    5%   4%   2%    0%    NONE          NONE
                                       ---- ----- ---- ---- ----- ---- ----- ---- ---- ------
Y        7-Year Withdrawal Charge      7%    6%   5%   4%    3%   2%    1%   0%    -     -    0.30%         0.40%
                                       ---- ----- ---- ---- ----- ---- ----- ---- ---- ------
Y        5-Year Withdrawal Charge      7%    7%   6%   4%    2%   0%    -     -    -     -    0.45%         0.60%
-------------------------------------- ---- ----- ---- ---- ----- ---- ----- ---- ---- ------ -------- ---------------
' TRANSFER FEE (per transfer     '  first 15 transfers per year                               NONE          NONE
                                 '  over 15 transfers in one Policy Year, we may charge...    $10           $10
----------------------------------------------------------------------------------------------------------------------
ANNUAL POLICY FEE (Waived if Policy value is at least $50,000.)
----------------------------------------------------------------------------------------------------------------------

'        ANNUAL POLICY FEE                                                                    NONE          $40
Y        Optional Minimum Initial Premium Feature ANNUAL POLICY FEE                           $36           $40
----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
            (deducted daily from assets allocated to the Separate Account to equal the annual % shown )
------------------------------------------------------------------------------------- ---------------- ---------------
'        MORTALITY & EXPENSE RISK CHARGE                                                      0.70%         0.85%
'        ADMINISTRATIVE EXPENSE FEE                                                           0.15%         0.25%
------------------------------------------------------------------------------------- ---------------- ---------------
                           TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                             0.85%         1.10%
----------------------------------------------------------------------------------------------------------------------
MORE OPTIONAL FEATURE FEES
             (deducted monthly from Policy value to equal the annual % shown)
----------------------------------------------------------------------------------------------------------------------
Y        Optional MINIMUM INITIAL PREMIUM Feature (waived if Policy value is at               0.25%         0.55%
         least $50,000)
------------------------------------------------------------------------------------- ---------------- ---------------
Optional FREE WITHDRAWAL PRIVILEGE Features
Y        10%  "Free" Withdrawal Feature                                                       0.05%         0.15%
Y        Enhanced "Free" Withdrawal Feature                                                   0.20%         0.40%
------------------------------------------------------------------------------------- ---------------- ---------------
Optional GUARANTEED MINIMUM DEATH BENEFIT Features
Y        1- Year "Periodic Step-Up" Guaranteed Minimum Death Benefit                          0.25%         0.55%
Y        "5% Roll-Up" Guaranteed Minimum Death Benefit                                        0.35%         0.75%
Y        "Greater Of" Guaranteed Minimum Death Benefit                                        0.37%         0.80%
------------------------------------------------------------------------------------- ---------------- ---------------

--------------------------------------------------------------------------------

SUBACCOUNT UNDERLYING PORTFOLIO ANNUAL EXPENSES

--------------------------------------------------------------------------------

         The following chart shows the expenses charged in the year 2001 by each Subaccount's underlying portfolio based on that portfolio's average daily net assets. We then deduct applicable Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each underlying portfolio. Information relating to the underlying portfolios was provided by the underlying portfolios and was not independently verified by us.

---------------------------------------------------------------------------------------------------------------------
                                                                             Total                    Total
         Subaccount underlying             Management  12b-1       Other     Fund    Waivers and   after waivers and
           Portfolio Name                     Fees      Fees       Fees      Fees    Reductions    reductions, if any
---------------------------------------------------------------------------------------------------------------------
ALGER
o        Alger American Growth                0.75%      -         0.06%     0.81%        -            0.81%
o        Alger American MidCap Growth         0.80%      -         0.08%     0.88%        -            0.88%
o        Alger American Small Capitalization  0.85%      -         0.07%     0.92%        -            0.92%
CALVERT PORTFOLIOS(1)
o        CVS Social Balanced                  0.70%      -         0.18%     0.88%        -            0.88%
o        CVS Social International Equity      1.10%      -         0.51%     1.61%        -            1.61%
o        CVS Social Mid Cap Growth            0.90%      -         0.23%     1.13%        -            1.13%
o        CVS Social Money Market              0.50%      -         0.19%(2)  0.69%        -            0.69%
o        CVS Social Small Cap Growth          1.00%      -         0.39%     1.39%        -            1.39%
SCUDDER(3)
o        VIT Equity 500 Index                 0.20%      -         0.11%     0.31%      0.01%          0.30%
o        VIT Small Cap Index                  0.35%      -         0.28%     0.63%      0.18%          0.45%
o        VIT EAFE(R)Equity Index              0.45%      -         0.36%     0.81%      0.16%          0.65%
FIDELITY (Service Class 2)
o        VIP Contrafund(R)                    0.58%     0.25%      0.11%     0.94%        -            0.94%(4
o        VIP Equity-Income                    0.48%     0.25%      0.11%     0.84%        -            0.84%(4)
o        VIP High Income                      0.58%     0.25%      0.15%     0.98%        -            0.98%
NEUBERGER BERMAN
o        AMT Growth                           0.84%       -        0.05%     0.89%        -            0.89%
o        AMT Limited Maturity Bond            0.65%       -        0.08%     0.73%        -            0.73%
o        AMT Partners                         0.82%       -        0.05%     0.87%        -            0.87%
OPPENHEIMERFUNDS
o        Aggressive Growth /VA                0.64%       -        0.04%     0.68%        -            0.84%
o        Capital Appreciation /VA             0.64%       -        0.04%     0.68%        -            0.68%
o        High Income /VA                      0.74%       -        0.05%     0.79%        -            0.79%
o        Main Street Growth & Income /VA      0.68%       -        0.05%     0.73%        -            0.73%
o        Strategic Bond /VA                   0.74%       -        0.05%     0.79%        -            0.79%(5)
TEMPLETON (Class 2)
o        Global Asset Allocation              0.61%     0.25%(6)   0.20%     1.06%        -            1.06%
o        Foreign Securities                   0.69%     0.25%(6)   0.22%     1.16%      0.01%          1.15%(7)
VAN ECK
o        Worldwide Hard Assets                1.00%       -        0.18%     1.18%        -            1.18%(8)

(1) "Other Fees" reflect an indirect fee resulting from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be as follows:

                  CVS Social Balanced                        0.87%
                  CVS Social International Equity            1.54%
                  CVS Social Mid Cap Growth                  1.10%
                  CVS Social Money Market                    0.63%
                  CVS Social Small Cap Growth                1.22%

(2)      Expenses have been restated for the upcoming fiscal year.

(3) The investment advisor receives a fee for its services that is a percentage of each fund's average daily net assets. The investment advisor has agreed to waive and/or reimburse operating expenses, including its fees, that exceed certain percentages of the funds' aggregate average daily net assets. Any differences in amounts are due to rounding.

(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the fund prospectus for details.

(5) OppenheimerFunds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer-group quintile; and by 0.05% as long as it is in the fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(6) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(7) The manager had agreed in advance to make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the total annual fund operating expenses are estimated to be 1.16%.

(8) Excluding interest expense, the total with expense cap/reimbursement is 1.15%.

Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.

We may receive administrative fees from the investment advisers of certain portfolios. We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

         EXAMPLES OF EXPENSES. The following chart shows the overall expenses you would pay under a Policy under certain assumptions on a $1,000 investment with a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the Subaccount listed. In total, these examples assume maximum charges of 1.10% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $0), 2.35% of other Policy value annual expenses for the most expensive of each optional feature (the Minimum Initial Premium, 15%+ carryover free withdrawal, 5-year withdrawal charge, and "greater of" guaranteed minimum death benefit optional features), plus the underlying portfolio 2001 expenses. If you select fewer or less expensive optional features, your expenses could be less than shown. If our current fees are less than the guaranteed maximum fees, your expenses could also be less than shown. The examples assume that the fee waiver and expense reimbursement limits set forth in the chart above will continue for the period shown, but do not reflect any premium tax charge which may apply. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be greater or less than those shown in the chart.

                                    ------------------------------------------------------------------------------------
                                    Surender Policy at end      Annuitize Policy at the    Policy is neither surrendered
                                    of the time period.($)     end of the time period.($)       nor annuitized. ($)
------------------------------------------------------------------------------------------------------------------------
  Variable Investment Option          1 Yr  3 Yr  5 Yr  10 Yr   1 Yr   3 Yr  5 Yr   10 Yr  1 Yr  3 Yr 5 Yr  10 Yr
------------------------------------------------------------------------------------------------------------------------
 ALGER

 o        Alger American Growth       $123  $211   $290  $447   $123   $131  $220   $447   $43   $131  $220   $447
 o        Alger American MidCap       $124  $213   $293  $453   $124   $133  $223   $453   $44   $133  $223   $453
            Growth
 o        Alger American Small        $125  $214   $295  $456   $125   $134  $225   $456   $45   $134  $225   $456
            Capitalization
 CALVERT PORTFOLIOS
 o        CVS Social Balanced         $124  $213   $293  $453   $124   $133  $223   $453   $44   $133  $223   $453
 o        CVS Social International    $131  $234   $326  $511   $131   $154  $256   $511   $51   $154  $256   $511
            Equity
 o        CVS Social Mid Cap Growth   $127  $220   $305  $473   $127   $140  $235   $473   $47   $140  $235   $473
 o        CVS Social Money Market     $122  $208   $284  $437   $122   $128  $214   $437   $42   $128  $214   $437
 o        CVS Social Small Cap        $129  $228   $316  $494   $129   $148  $246   $494   $49   $148  $246   $494
            Growth
 SCUDDER
 o        VIT Equity 500 Index        $118  $196   $266  $403   $118   $116  $196   $403   $38   $116  $196   $403
 o        VIT Small Cap Index         $120  $201   $273  $416   $120   $121  $203   $416   $40   $121  $203   $416
 o        VIT EAFE(R)Equity Index     $122  $206   $282  $433   $122   $126  $212   $433   $42   $126  $212   $433
 FIDELITY (Service Class 2)
 o        VIP Contrafund              $125  $215   $296  $458   $125   $135  $226   $458   $45   $135  $226   $458
 o        VIP Equity-Income           $125  $215   $296  $458   $125   $135  $226   $458   $45   $135  $226   $458
 o        VIP High Income             $125  $216   $298  $461   $125   $136  $228   $461   $45   $136  $228   $461
 NEUBERGER BERMAN
 o        AMT Growth                  $124  $213   $294  $454   $124   $133  $224   $454   $44   $133  $224   $454
 o        AMT Limited Maturity Bond   $123  $209   $286  $440   $123   $129  $216   $440   $43   $129  $216   $440
 o        AMT Partners                $124  $213   $293  $452   $124   $133  $223   $452   $44   $133  $223   $452


                                    ------------------------------------------------------------------------------------
                                      Surender Policy at end    Annuitize Policy at the    Policy is neither surrendered
                                      of the time period.($)    end of the time period.($)       nor annuitized. ($)
------------------------------------------------------------------------------------------------------------------------
  Variable Investment Option          1 Yr  3 Yr  5 Yr  10 Yr   1 Yr   3 Yr  5 Yr   10 Yr  1 Yr  3 Yr 5 Yr  10 Yr
------------------------------------------------------------------------------------------------------------------------
 ALGER
OPPENHEIMERFUNDS
 o        Aggressive Growth /VA       $124  $212   $291  $449   $124   $132  $221   $449   $44   $132  $221   $449
 o        Capital Appreciation /VA    $122  $207   $284  $436   $122   $127  $214   $436   $42   $127  $214   $436
 o        High Income /VA             $123  $210   $289  $445   $123   $130  $219   $445   $43   $130  $219   $445
 o        Main Street Growth &        $123  $209   $286  $440   $123   $129  $216   $440   $43   $129  $216   $440
            Income /VA
 o        Strategic Bond /VA          $123  $210   $289  $445   $123   $130  $219   $445   $43   $130  $219   $445
 TEMPLETON (Class 2)
 o        Global Asset Allocation     $126  $218   $301  $467   $126   $138  $231   $467   $46   $138  $231   $467
 o        Foreign Securities          $127  $221   $305  $475   $127   $141  $235   $475   $47   $141  $235   $475
 VAN ECK
 o        Worldwide Hard Assets       $127  $222   $307  $477   $127   $142  $237   $477   $47   $142  $237   $477

          These examples reflect maximum Separate Account and 2001 underlying portfolio expenses. The $40 guaranteed maximum annual Policy fee is reflected as a daily 0.07% charge in these examples, based on an average Policy value of $75,000; however we do not currently charge the Policy Fee. Premium taxes may also apply.


         The Fee Tables are designed to help you understand the various costs and expenses that a Policy Owner will bear directly or indirectly. For more information, read this prospectus' FEES section and the prospectus for each Subaccount's underlying portfolio.

FINANCIAL INFORMATION

         We provide Accumulation Unit value history for each of the Separate Account variable investment options in APPENDIX B. Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information; to learn how to get a copy, see the front or back page of this prospectus.

IMPORTANT POLICY PROVISIONS                 (Y = optional feature)

         The ACACIA DESIGNER ANNUITY Policy is a flexible premium deferred variable annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

         POLICY APPLICATION AND ISSUANCE

         To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

      Replacing an existing annuity policy is not always your best choice.
                      Evaluate any replacement carefully.

         If your application is in good order upon receipt, we will credit your initial net premium to the Policy value in accordance with the "right to examine" rules in your state within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

         The Policy Date is the date two days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

         You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, 403(b)
(TSAs), and Section 457 deferred compensation plans, subject to certain limitations. See this prospectus' TAX MATTERS section for details. Call us to see if the Policy may be issued as part of other kinds of plans or arrangements.

o        Application in Good Order
         All application questions must be answered, but particularly note these requirements:

          o The Owner's and the annuitant's full name, Social Security number, and date of birth must be included.
          o Your premium allocations must be completed in whole percentages, and total 100%.
          o    Initial premium must meet minimum premium requirements.
          o Your signature and your agent's signature must be on the application.
          o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
          o    City, state and date application was signed must be completed.
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.
          o    Your agent must be both properly licensed and appointed with us.

o        Premium Requirements
         Your premium checks should be made payable to "Acacia National Life Insurance Company." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant or Owner may not exceed $1 million without our consent.

         Initial Premium
          o    The only premium required. All others are optional.
          o Must be at least $25,000. If you purchase the optional Minimum Initial Premium feature, it must be at least $2,000. We have the right to change these premium requirements.

         Additional Premiums
          o Must be at least $1,000; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
          o Will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the annuitant's 85th birthday or (ii) the Annuity Date.

         Y Optional Minimum Initial Premium Feature
         For a charge, you may elect an optional feature to allow the initial premium to be as low as $2,000. Under this feature, additional premium requirements remain the same. This optional feature is only available at issue of the Policy and if you and the annuitant are not older than age 70 at issue of the Policy. See this prospectus' FEES and FEE TABLES sections for information on the charge for this optional feature.

o        Allocating Your Premiums
         You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.

          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.

         "Right to Examine" Period Allocations
         Return of Value State. In states that permit us to refund your Policy value upon your cancellation of the Policy during the "right to examine" period, we will allocate your initial premium to your selected variable investment options on the date of issue of the Policy.

         Return of Premium States and IRA plan Policies. In states that require us to refund at least your full premium upon your cancellation of the Policy during the "right to examine" period and for all IRA plan policies, we will hold the portion of your initial premium allocated to the Separate Account in the Calvert Social Money Market Subaccount for 13 days. Then, we will invest your initial premium in the variable investment options pursuant to your application instruction. (Any additional premiums we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, at the end of the "right to examine" period, you decide to cancel your Policy, we will refund the greater of the Policy value or premiums paid.


         YOUR POLICY VALUE

         On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account options) as well as the deductions for fees under the Policy.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

         (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
         (b)  the daily administrative expense fee; minus
         (c) the daily mortality and expense risk charge; and this result divided by
         (d) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

o        Fixed Account Value

         The Policy value of the Fixed Account (the fixed interest rate investment option) on any Business Day equals:

          (a) the Policy value of the Fixed Account at the end of the preceding Policy month; plus
          (b) any net premiums credited since the end of the previous Policy month; plus
          (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy month; minus
          (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy month; minus
          (e) any partial withdrawal and withdrawal charge taken from the Fixed Account since the end of the previous Policy month; minus
          (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; minus (g) the Fixed Account's share of the charges for any optional features; plus (h) interest credited on the Fixed Account balance.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o   Transfers among investment options.
o   Establish systematic transfer programs.
o   Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
o   Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o   May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         DEATH OF ANNUITANT

         Upon the annuitant's death prior to 30 days before the Annuity Date, you may generally name a new annuitant. If any Owner is the annuitant, then upon that Owner's death, the Policy's applicable death benefit becomes payable to the named beneficiary(ies). However, if the beneficiary is the deceased Owner's spouse, then upon that Owner's death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an annuitant and different beneficiaries.

         DELAY OF PAYMENTS

         We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of full surrender or partial withdrawals from the Fixed Account for up to 6 months from the date we receive your Written Notice.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

         If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         MINOR OWNER OR BENEFICIARY

         A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

         Y SPENDTHRIFT PROTECTION

         An optional Spendthrift Protection Endorsement can be added to your Policy, at no extra cost, before annuity income benefits begin. Under this Endorsement, we will pay annuity benefits only to the Owner or to a payee named by the Owner before annuity benefits begin. The Endorsement seeks to protect annuity benefits from attachment by the Owner's or other payee's creditors, and in doing so restricts the Owner's or other payee's rights to anticipate, assign, commute, transfer or otherwise alienate the proceeds of the annuity benefits.

         POLICY TERMINATION

         We may treat any partial withdrawal that leaves a Policy value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY
DISTRIBUTIONS: Withdrawals section for more information.

         If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Policy value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up life-time income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month. We will not impose a withdrawal charge on involuntary terminations.

         Y OPTIONAL FEATURES

         This Policy allows you the opportunity to select, and pay for, only those variable annuity policy features you want by "unbundling" features that are often incorporated into a base variable annuity policy. Except for the optional Spendthrift Protection feature, these optional features are currently only available at Policy issue, and most are only available if you are then not older than age 70. Check with your sales representative or us before selecting an optional feature, as some may not be available in your state. Each of the optional features is principally described in the prospectus sections noted below:

Optional Feature                                                  Prospectus Section Where It Is Covered
----------------                                                  --------------------------------------
Y optional Minimum Initial Premium feature........................IMPORTANT POLICY PROVISIONS:
                                                                       Policy Application and Issuance

Y optional Spendthrift Protection feature.........................IMPORTANT POLICY PROVISIONS
Y optional Withdrawal Charge Period features......................FEES: Withdrawal Charge
Y optional Free Withdrawal Privilege features.....................POLICY DISTRIBUTIONS: Withdrawals
Y optional Guaranteed Minimum Death Benefit features..............POLICY DISTRIBUTIONS: Death Benefits

             Charges for each of the optional features are shown in this prospectus' FEE TABLES section.

INVESTMENT OPTIONS

         We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

         You may allocate all or a part of your premiums among 25 Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in Appendix A to this prospectus.

The value of your Policy will go up or down based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS (also see Appendix A)

         The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

         The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Acacia National. The Separate Account was established as a separate investment account of Acacia National under Virginia law on November 30, 1995. Under Virginia law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans. Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds. You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

           You bear the risk that the variable investment options you select may fail to meet their objectives, that they could
              go down in value, and that you could lose principal.

        Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Calvert Social Money Market Subaccount.

         If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. Therefor, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy Owners by having a detrimental effect on investment portfolio management. We reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

          Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:

          o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
          o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less the $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.

          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
                    - 25% of the Fixed account value on the date of the initial transfer during that year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
                    -    $1,000.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
          o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Calvert Social Money Market Subaccount.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

         SYSTEMATIC TRANSFER PROGRAMS

o        Model Asset Allocation Program
         Our Model Asset Allocation program is intended to match your risk tolerance and investment objectives with a model subaccount allocation formula. The model allocations were designed by Ibbotson Associates, Inc., and provide a valuable service to an Owner who seeks to follow the science of asset allocation. Some research studies have shown that the asset allocation decision is the single largest determinant of portfolio performance. Asset allocation combines the concepts of asset-liability management, mean-variance optimization, simulation and economic forecasting. Its objectives are to match asset classes and strategies to achieve better returns, to reduce volatility and to attain specific goals such as avoidance of interest rate or market risk. Refer to this prospectus' Appendix A and each portfolio's own prospectus for risks associated with international investments.

          Model Asset Allocation Program Rules:
          o There is no additional charge for the Model Asset Allocation program.
          o You must complete a written questionnaire about risk tolerance and Policy performance objectives and provide it to your registered representative who will help match your needs to an asset allocation model.
          o We must receive your written questionnaire and instruction as to the asset allocation model chosen before we can begin this program for you.
          o To use the Model Asset Allocation program, you must have all Policy value allocated to one asset allocation model. Model Asset Allocation transfers occur quarterly.
          o The series funds that are included in a model may change from period to period. Your election to use a model will remain in effect, without regard to changes in the funds in that model, unless you provide us with changed instructions.


----------------------------------------------------------------------------------------------------------------------
                                                             Model Asset Allocations - CURRENT ALLOCATIONS
----------------------------------------------------------------------------------------------------------------------
With International Investments                   Conservative   Conservative-                 Moderate-
                                                                  Moderate       Moderate     Aggressive   Aggressive
----------------------------------------------- -------------- -------------- ------------- ------------- ------------
Alger American Growth                                                   5%          5%      5%                 8%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Calvert CVS Social Money Market                        15%             10%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Scudder VIT Equity 500 Index                            8%              8%         10%           14%          16%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Scudder VIT Small Cap Index                                                                                    5%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Scudder VIT EAFE Equity Index                           5%              5%         12%           19%          26%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Fidelity VIP Equity-Income (Service Class 2)                            5%          5%            5%           5%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Neuberger Berman AMT Growth                                                                       8%          10%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Neuberger Berman AMT Limited Maturity Bond             50%             37%         30%           20%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Neuberger Berman AMT Partners                           6%              7%         10%           11%          11%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------
OppenheimerFunds Main Street Growth & Income/VA                         5%          8%            8%           9%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------
OppenheimerFunds Strategic Bond /VA                    16%             13%         10%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Van Eck Worldwide Hard Assets                                                       5%            5%           5%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Templeton Foreign Securities                                            5%          5%            5%           5%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------

----------------------------------------------------------------------------------------------------------------------
                                                             Model Asset Allocations - CURRENT ALLOCATIONS
----------------------------------------------------------------------------------------------------------------------
WithOUT International Investments                 Conservative  Conservative-                 Moderate-
                                                                  Moderate       Moderate     Aggressive   Aggressive
------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Alger American Growth                                                   5%         10%      15%           16%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Calvert CVS Social Money Market                        15%             10%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Scudder VIT Equity 500 Index                           11%             13%         18%           20%          23%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Scudder VIT Small Cap Index                                                         5%            5%           6%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Fidelity VIP Equity-Income (Service Class 2)                            5%          5%            5%           6%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Neuberger Berman AMT Growth                                                                      10%          13%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Neuberger Berman AMT Limited Maturity Bond             51%             39%         30%           19%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Neuberger Berman AMT Partners                           5%              5%          6%            7%          10%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------
OppenheimerFunds Aggressive Growth /VA                                  5%          5%            5%           8%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------
OppenheimerFunds Main Street Growth & Income/VA                         5%          6%            9%          13%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------
OppenheimerFunds Strategic Bond /VA                    18%             13%         10%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Van Eck Worldwide Hard Assets                                                       5%            5%           5%
------------------------------------------------ -------------- --------------- ----------- ------------- ------------


o        Dollar Cost Averaging Program

         Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Calvert CVS Social Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time.

         Dollar Cost Averaging programs are intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Automatic transfers can only occur monthly.
          o The minimum transfer amount out of the Calvert CVS Social Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy month anniversary following the date the Policy's "right to examine" period ends.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Calvert CVS Social Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available with the Model Portfolio Asset Allocation program or when Automatic Rebalancing is elected.

o        Portfolio Rebalancing Program
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:

          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.
          o Portfolio Rebalancing occurs automatically with the Model Portfolio Asset Allocation program.

o        Earnings Sweep Program
         The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:

          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

FEES                 (' = Base Policy Fee;  Y = Optional Feature Fee)

         The following repeats and adds to information provided in the FEE TABLES section. Please review both prospectus sections for information on fees.

         WITHDRAWAL CHARGE
                                                              Years since receipt of premium
                                                  ----- ------ ----- ------ ------ ----- ------ ----- ------ ------
         (% of each premium withdrawn)             1      2     3       4      5     6      7     8+     9    10+
         ---------------------------------------- ----- ------ ----- ------ ------ ----- ------ ----- ------ ------
         ' Base Policy 9-Year Withdrawal Charge    8%    8%     8%     7%     7%     6%    5%     4%    2%     0%
         ---------------------------------------- ----- ------ ----- ------ ------ ----- ------ ----- ------ ------
         Y  Optional 7-Year Withdrawal Charge      7%    6%     5%     4%     3%     2%    1%     0%      -      -
         ---------------------------------------- ----- ------ ----- ------ ------ ----- ------ ----- ------ ------
         Y  Optional 5-Year Withdrawal Charge      7%    7%     6%     4%     2%     0%      -     -      -      -
         ---------------------------------------- ----- ------ ----- ------ ------ ----- ------ ----- ------ ------

         We will deduct a withdrawal charge from Policy value upon a full surrender or partial withdrawal, and also from any Policy value paid out due to the Owner's death while withdrawal charges apply. We may also deduct a withdrawal charge from Policy value on the date annuity income payments begin from amounts applied to provide annuity payments. We do not assess a withdrawal charge on premiums after the second year since receipt that are applied to the Life or Joint and Last Survivor annuity income options. This charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our general account, including amounts derived from the mortality and expense risk charge.

         The amount of a partial withdrawal you request plus any withdrawal charge is deducted from the Policy value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Account on a pro rata basis, unless you instruct us otherwise. The oldest premium is considered to be withdrawn first, the next oldest premium is considered to be withdrawn next, and so on (a "first-in, first-out" basis). All premiums are deemed to be withdrawn before any earnings.

         Y Optional Withdrawal Charge Features
         The optional withdrawal charge features carry the following additional current fees which are deducted monthly from Policy value to equal this annual percentage of Policy value: 0.30% for the Optional 7-Year Withdrawal Charge (guaranteed to never exceed 0.40%), and 0.45% for the Optional 5-Year Withdrawal Charge (guaranteed to never exceed 0.60%). These fees continue as long as the Policy is in force. Your election of one of the optional withdrawal charge features must be made at issue of the Policy, and only if you are not older than age 70 at issue of the Policy.

         Y Optional Free Withdrawal Features
         The base Policy does not have any free withdrawal features (allowing withdrawals not subject to a withdrawal charge). Two optional free withdrawal features are available: See the prospectus' POLICY DISTRIBUTIONS: Withdrawals section of this prospectus for details about these features. These optional features have current fees which are deducted monthly from Policy value to equal this annual percentage of Policy value: 0.05% for the Optional 10% Free Withdrawal Privilege (guaranteed to never exceed 0.15%), and 0.20% for the Optional 15%/Carryover Free Withdrawal Privilege (guaranteed to never exceed 0.40%).

         MORTALITY AND EXPENSE RISK CHARGE

         ' We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is equal to an annual rate of 0.70% of the value of the net assets in the Separate Account, and is guaranteed to never exceed an annual rate of 0.85%. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

         Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

         If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

         ADMINISTRATIVE FEES
         Administrative fees help us cover our cost to administer your Policy.

         Administrative Expense Fee
         ' This fee is equal to an annual rate of 0.15% of the value of the net assets in the Separate Account, and is guaranteed to never exceed an annual rate of 0.25%. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Annual Policy Fee
         ' Currently $0.  We reserve the right to charge an annual Policy fee not to exceed $40.
         Y The optional Minimum Initial Premium feature has a current annual
           Policy fee of $36.

         Any Policy Fee (currently only levied under the optional Minimum Initial Premium feature) is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making deductions from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount or the Fixed Account bears to the total Policy value. We currently waive any Policy Fee if the Policy value is at least $50,000.

         TRANSFER FEE
         ' The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee of $10 may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

         TAX CHARGES
         Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

         No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Separate Account.

         FEES CHARGED BY THE PORTFOLIOS
         ' Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' FEE TABLES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

         OPTIONAL FEATURES' FEES
         Y Each of the optional features is principally described in the prospectus sections noted below:

Optional Feature                                                  Prospectus Section Where It Is Covered
----------------                                                  --------------------------------------
Y optional Minimum Initial Premium feature........................IMPORTANT POLICY PROVISIONS:
                                                                       Policy Application and Issuance

Y optional Withdrawal Charge Period features......................FEES: Withdrawal Charge
Y optional Free Withdrawal Privilege features.....................POLICY DISTRIBUTIONS: Withdrawals
Y optional Guaranteed Minimum Death Benefit features..............POLICY DISTRIBUTIONS: Death Benefits
         Charges for each of the optional features are shown in this prospectus'
FEE TABLES section.

WAIVER OF CERTAIN FEES

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. In an exchange of another policy we or an affiliated company issued and where the withdrawal charge has been waived, the withdrawal charge for this Policy may be determined based on the dates premiums were received in the prior policy.

         Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any fees may be subject to state approval.

POLICY DISTRIBUTIONS               (Y = Optional Feature)

         There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit (including, for an additional charge, an optional feature guaranteed minimum death benefit) that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

         WITHDRAWALS
         You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Amounts withdrawn (except for optional feature "free" partial withdrawals you may have elected, described below) are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

Withdrawals may be subject to:
       -   Income Tax
       -   Penalty Tax
       -   Withdrawal Charge
Even so called "free" withdrawals may be subject to the tax charges.

         For purposes of the withdrawal charge only, premiums are deemed to be withdrawn before any earnings; this means that there may be no withdrawal charge if the amount of the withdrawal is less than or equal to premiums received at least "x" years prior to the withdrawal and not considered having been previously withdrawn, where "x" is the number of years in the withdrawal charge period. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.)

         Withdrawal Rules

          o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
          o    Minimum withdrawal is $250.
          o We may treat any partial withdrawal that leaves a Policy value of less than $1,000 as a complete surrender of the Policy.
          o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
          o The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including withdrawal charges), a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
          o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

o        Systematic Withdrawal Plan
         The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

o        Y  Optional "Free" Withdrawal Features
         You may elect one of two optional "free" withdrawal features, for a charge. For information about the charge for these features, see this prospectus' FEES and FEE TABLES sections. Your election must be made at issue of the Policy, and only if you are then not older than age 70.

         Y Optional 10% "Free" Withdrawal Feature.
           --------------------------------------
         This optional feature allows you to withdraw, each Policy Year, up to 10% of your Policy value without deduction of a withdrawal charge. Under this option, Policy value is considered withdrawn on the same basis as in the base Policy (first premiums on a first-in first-out basis, then earnings). (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.) The 10% amount is determined at the time the withdrawal is made and is reduced by all prior free withdrawals in that Policy Year. If you do not withdraw the 10% amount in a Policy Year, you may not carry forward the unused "free" withdrawal amount into the next Policy Year.

         Y Optional Enhanced "Free" Withdrawal Feature.
           -------------------------------------------
         This optional feature allows you to withdraw, without a withdrawal charge, each Policy Year, up to the greater of a stated percentage of your Policy value or any of your accumulated Policy earnings, minus prior "free" withdrawals taken since Policy issue. (Accumulated Policy earnings are the excess of the Policy value over the net of premiums paid less any previous withdrawals of premium.) Under this option, for purposes of the withdrawal charge only, earnings are considered withdrawn before premium, and premium is considered withdrawn on a first-in first-out basis. (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.) The stated percentage of Policy value available as a "free" withdrawal each Policy Year is 15% the first year, 30% the second year, and 45% the third and subsequent years. The percentage amount is determined at the time the withdrawal is made.

         LOANS (403B PLANS ONLY)

         Loans are only available if your Policy is a Tax Sheltered Annuity (sometimes called a "TSA" or "403(b) plan") under federal tax law and your Policy value is at least $5,000. We do not charge any loan fee. These Owners can take loans from the Policy value beginning one year after the Policy is issued up to the Annuity Date, and cannot take out more than one loan each Policy year. Loans are subject to the terms of the Policy, the plan, and federal tax law. We reserve the right to modify the terms of a loan to comply with changes in applicable law, or to reject any loan request if we believe it may violate the terms of the plan or applicable law. (We are not responsible for compliance of a loan request with plan requirements.)

         Minimum and Maximum Loan Amounts

         Minimum - $1,000. Each loan must individually satisfy this minimum amount.

         Maximum - We will calculate the maximum nontaxable loan amount based upon information provided by the plan participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all your outstanding TSA loans must not exceed the lesser of (i) $50,000 reduced by the highest outstanding balance owned during the previous 12 months, or (ii) 50% of your Policy value.

         How Loans are Processed
         All loans are made from our general account. We transfer Policy value to our general account as security for the loan. The transfer is made in proportion to assets in and among the Subaccounts and in the Fixed Account, unless you give us different allocation instructions. No withdrawal charge is levied upon Policy value transfers related to loan processing. We are usually able to process a loan request within 7 Business Days.

         Loan Interest

         Interest rate charged on loan balance: currently 7% effective annual rate; guaranteed maximum rate is 8%.
         Interest rate credited to Policy value that is collateral for the loan: currently 4.5% effective annual rate; guaranteed minimum rate is 3%.
         Specific loan terms are disclosed at the time of loan application or issuance.

         Loan Repayment
         Loans must be repaid within 5 years, or 20 years if the loan is used to purchase your principal residence. Loan repayments must be identified as such; if they aren't, we'll treat them as additional premium payments and they will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Subaccounts and Fixed Account pursuant to your then current investment option allocation instructions. Any repayment due under the loan that is unpaid for 90 days will cause the loan balance to become immediately due without notice. The loan will then be treated as a deemed Policy distribution and reported as income to be taxed to the Owner.

         Policy Distributions, including Annuity Income Payments
         While a loan is outstanding, any Policy distributions made, including annuity income payments, will be reduced by the amount of the outstanding loan plus accrued interest.

         Transferring the Policy
         We reserve the right to restrict any transfer of the Policy while a loan is outstanding.

         DEATH BENEFITS

         We will pay the death benefit after we receive Due Proof of Death of an Owner's death or as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

         If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary annuitant as an Owner for purposes of the death benefit. The "primary annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary annuitant will be treated as the death of an Owner.

A death benefit is payable upon:
     -   Your Policy being in force;
     -   Receipt of Due Proof of Death of the first Owner to die;
     -   Election of an annuity income option; and
     -   Proof that the Owner died before any annuity payments begin.
"Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

         If the annuitant is an Owner or joint Owner, the annuitant's death is treated as the Owner's death.

         If the annuitant is not an Owner and the annuitant dies before the Annuity Date, the Owner may name a new annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new annuitant, the Owner will become the annuitant.

         If your spouse is the Policy beneficiary, annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Owner's Death section below.

         We will deduct any applicable premium tax not previously deducted from the death benefit payable.

o        Standard Death Benefit
         Upon any Owner's death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary. The death benefit equals the larger of:

          - your Policy value (without deduction of the withdrawal charge) on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
          -    the sum of net premiums, less partial withdrawals.

         Upon any Owner's death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

o        IRS Required Distribution Upon Death of Owner
Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies and are described in this prospectus' Appendix C.

o        Table Illustrating Benefits Upon Death
         The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax advisor for advice. You may contact us for more information.

                    If death occurs before the Annuity Date:
---------------------- ------------------------- --------------------- ---------------------------------------------
If the deceased is...  And                       and...                then the...
---------------------- ------------------------- --------------------- ---------------------------------------------
any Policy Owner       - - -                     - - -                 Policy beneficiary receives the death
                                                                       benefit.
---------------------- ------------------------- --------------------- ---------------------------------------------
any Policy Owner       There is no surviving     the beneficiary is    surviving spouse may elect to become the
                       joint Policy Owner or     the Policy Owner's    Policy Owner and continue the Policy, or
                       it is the deceased        surviving spouse      may have the Policy end and receive the
                       Owner's spouse                                  death benefit.
---------------------- ------------------------- --------------------- ---------------------------------------------
the annuitant          a Policy Owner is living  there is no named     the Policy continues with the Policy Owner
                                                 contingent or joint   as the Policy annuitant unless the Owner
                                                 annuitant             names a new annuitant.
---------------------- ------------------------- --------------------- ---------------------------------------------
                       Non-person                                      Policy Owner's death.
---------------------- ------------------------- --------------------- ---------------------------------------------
an annuitant           a Policy Owner is living  the contingent or     contingent annuitant becomes the annuitant,
                                                 joint annuitant is    and the Policy continues.
                                                 living
---------------------- ------------------------- --------------------- ---------------------------------------------


                  If death occurs on or after the Annuity Date:
---------------------- -------------------- ------------------------------------------------------------------------
If the deceased is...  And...               then the...
---------------------- -------------------- ------------------------------------------------------------------------
any Policy Owner       There is a living    surviving Policy Owner remains as Owner for purposes of distributing
                       joint Owner, and     any remaining Policy proceeds pursuant to the annuity income option
                       The annuitant is     then in effect. If the annuity benefit payee was the deceased Policy
                       living               Owner, the surviving Owner receives the proceeds. If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
---------------------- -------------------- ------------------------------------------------------------------------
any Policy Owner       There is no          Policy beneficiary becomes the Policy Owner for purposes of
                       surviving joint      distributing any remaining Policy proceeds pursuant to the annuity
                       Owner, and           income option then in effect.  If the annuity benefit payee was the
                       The annuitant is     Owner, then the Policy beneficiary receives the proceeds.  If the
                       living               payee is other than the Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
---------------------- -------------------- ------------------------------------------------------------------------
any Policy annuitant   Any Policy Owner     Policy Owner (or other named payee) receives distribution of any
                       is living            remaining Policy proceeds pursuant to the annuity income option then in effect.
---------------------- -------------------- ------------------------------------------------------------------------
the annuitant          The annuitant is     Policy beneficiary becomes the Policy Owner for purposes of
                       also the Policy      distributing any remaining Policy proceeds pursuant to the annuity
                       Owner                income option then in effect.  If the annuity benefit payee was the
                                            Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
---------------------- -------------------- ------------------------------------------------------------------------

o        Y Optional Guaranteed Minimum Death Benefit Features
         You may elect one of three optional Guaranteed Minimum Death Benefit features, for a charge. Your election must be made when the Policy is issued, and only if you and the Annuitant are then not older than age 70. Your election cannot be changed or revoked. Each feature ends at your age 85. Under these features, if the Owner is not a natural person, you cannot change the annuitant after the guaranteed minimum death benefit feature is elected. Each of the options provides the opportunity to enhance the Policy's death benefit if Subaccount underlying portfolios should sharply decrease in value. See this prospectus' FEES and FEE TABLES sections for information on the charge for these optional features.

         Y Optional "Periodic Step-Up" Guaranteed Minimum Death Benefit
         At Policy issue, the guaranteed minimum death benefit amount is the amount of the initial premium. Thereafter, the guaranteed minimum death benefit amount for a given Policy Year is equal to the greater of:

              (a) the Policy value at the time Due Proof of Death is received,
              (b) the sum of premiums paid less withdrawals, or
              (c)the guaranteed minimum death benefit on the Policy Anniversary when the most recent death benefit "step-up occurred.
The "step-up" interval is stated in your Policy's schedule page for this feature. For your attained ages 80-85, the guaranteed minimum death benefit amount is the guaranteed minimum death benefit on your 80th birthday adjusted by adding subsequent premiums paid and subtracting withdrawals made. After your 85th birthday, the guaranteed minimum death benefit is $0, so that the death benefit is just the standard death benefit available under the Policy.

         Y Optional 5% Roll-up Guaranteed Minimum Death Benefit
         At Policy issue, the guaranteed minimum death benefit amount is the amount of the initial premium. Thereafter, the guaranteed minimum death benefit amount for a given Policy Year is equal to the greater of:
              (a) the current Policy value, or
              (b)the total premiums paid less withdrawals (net premiums)
                 accumulated at 5% simple interest, up to a maximum of 200% of net premiums.
For your attained ages 80-85, the guaranteed minimum death benefit amount is the guaranteed minimum death benefit on your 80th birthday adjusted by adding subsequent premiums paid and subtracting withdrawals made. After your 85th birthday, the guaranteed minimum death benefit is $0, so that the death benefit is just the standard death benefit available under the Policy.

         Y Optional "Greater of" Guaranteed Minimum Death Benefit
         At Policy issue, the guaranteed minimum death benefit amount is the amount of the initial premium. Thereafter, the guaranteed minimum death benefit amount for a given Policy Year is equal to the greater of the guaranteed minimum death benefit amount payable under either the optional Annual Ratchet guaranteed minimum death benefit feature, or the optional 5% Roll-up guaranteed minimum death benefit feature.

         ANNUITY INCOME PHASE

         A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income option.

Annuity payments:
      - require investments to be allocated to our general account, so are not variable.
      -  may be subject to a withdrawal charge.
      -  may be taxable and, if premature, subject to a tax penalty.

         Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Date for premiums applied after the second year since receipt to the Life or Joint and Last Survivor annuity income options. However, the withdrawal charge does apply to Policy value placed under other annuity income options.

         Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

         Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income options 1, 2, or 3 (see below). Current immediate annuity rates for options 4 or 5 for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983 Table "a" Individual Annuity Table projected 17 years, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o        When Annuity Income Payments Begin
         You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

o        Selecting an Annuity Income Option
         You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

         The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

         If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o        Annuity Income Options
         Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

         Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity option if the annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the annuitant died before the due date of the third annuity payment, etc.

         Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service.(Withholding is mandatory for certain tax-qualified Policies.)

         We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

         The annuity income options are:

(1) Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

(2) Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3) Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

(4) Lifetime Income Annuity. Proceeds are paid as monthly income during the annuitant's life. Variations provide for guaranteed payments for a period of time.

(5) Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint annuitants' lives and until the last of them dies.

(6)  Lump Sum. Proceeds are paid in one sum.

TAX MATTERS

         The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax consideration relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

         When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest money (generally on a pre-tax basis) in an annuity as part of a pension or retirement plan that is subject to requirements and may have additional benefits under the Internal Revenue Code beyond those generally applicable to annuities (e.g., "qualified plan" such as IRAs, TSAs, and the like), your contract is called a "Qualified Policy." Other annuities, in which already taxed money is invested (other than as part of a qualified plan which can accept after-tax deposits), are referred to as a "Nonqualified Policy." The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

         TAXATION OF NONQUALIFIED POLICIES

         If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Policy, the taxpayer generally must include in income any increase in the excess of the Policy value over the investment in the Policy (generally, the premiums paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

         The following discussion generally applies to Policies owned by natural persons.

o Withdrawals. When a withdrawal from a Nonqualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Policy value immediately before the distribution over the Owner's investment in the Policy (generally, the premiums paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy.

o Penalty Tax on Certain Withdrawals. In the case of a distribution from a Nonqualified Policy, a federal tax penalty equal to 10% of the amount treated as income may be imposed. In general, however, there is no penalty on distributions:
     -    made on or after the taxpayer reaches age 59 1/2;
     -    made on or after an Owner's death;
     -    attributable to the taxpayer's becoming disabled; or
     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

o Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

o Taxation of Death Benefit Proceeds. Amounts may be distributed from the Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under an annuity income option, they are taxed in the same way as annuity payments.

o Transfers, Assignment or Exchanges of a Policy. A transfer or assignment of ownership of the Policy, the designation of an Annuitant, the selection of certain dates for annuity payments to begin, or the exchange of the Policy may result in certain tax consequences to you that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

o Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

o Withholding for Nonresident Alien Owners. Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

o Multiple Policies. All Non-Qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount of gain includible in such Owner's income when a taxable distribution occurs.

o Further Information. We believe that the Policy qualifies as an annuity contract for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policy."

         TAXATION OF QUALIFIED POLICIES
         The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law. Also, you may wish to consult a tax and/or financial adviser regarding the use of the Policy within a qualified or other retirement plan, since the purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees and asset allocation models that many retirement plans do not provide.

o Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of (1) $3,000 in Year 2002, $4,000 in 2003, $5,000 in
   2004 and thereafter, or (2) 100% of adjusted gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the optional guaranteed minimum death benefit provision(s) in the Policy comports with IRA qualification requirements.


Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amount with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exception) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

o Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant, or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The Policy includes guaranteed minimum death benefit options that in some cases may exceed the greater of the premiums or the Policy value. The standard death benefit or optional guaranteed minimum death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

o Nontransferrability. You may not transfer, assign or sell your tax-qualified policy to anyone (except in the case of transfer incident to divorce).


o Other Tax Issues. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

   Distributions from Qualified Policies generally are subject to withholding for the Owner's Federal Income Tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

   "Eligible rollover distributions" from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

         POSSIBLE TAX LAW CHANGES

         Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

         We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

MISCELLANEOUS

         ABOUT OUR COMPANY

Ratings: A.M. Best - A (Excellent) third highest of Best's 15 ratings for financial strength and operating performance.

           Standard & Poor's - AA (Very Strong), third highest of S&P's 21 ratings for insurer financial strength. (These ratings do not bear on the investment performance of assets held in the Separate Account or on the degree of risk in investments in the Separate Account.)

          Acacia National Life Insurance Company issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the District of Columbia. (We were originally organized under the insurance laws of the Commonwealth of Virginia in 1974.) We are an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company ("Ameritas Acacia"), the ultimate parent company of Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869, and Ameritas Life Insurance Corp., Nebraska's first insurance company - in business since 1887. Ameritas Acacia and its subsidiaries had total "GAAP" (accounting principles generally accepted in the United States of America) assets at December 31, 2001 of over $7.1 billion. Our home office address is 7315 Wisconsin Avenue, Bethesda, Maryland 20814. Our service office address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See page 2 of this prospectus, or the cover page or last page for information on how to contact us.)

         Our business is issuing life insurance and annuities throughout the United States (except Alaska, Maine, New Hampshire and New York), with an emphasis on products with variable investment options in underlying portfolios. The Ameritas Acacia companies are a diversified family of financial services businesses offering products and services including: individual life insurance, annuities, financial planning, group dental and vision insurance, mutual funds and other investments, banking, retirement plans, 401(k) plans and public financing.

         DISTRIBUTION OF THE POLICIES
         The Advisors Group, Inc. ("TAG"), 7315 Wisconsin Avenue, Bethesda, Maryland 20814, an affiliate of ours, is the principal underwriter of the Policies. Like us, TAG is also an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company. TAG enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. TAG is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to all distributors may be up to a total of 7% of premiums. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' FEES section.

         VOTING RIGHTS
         As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings.

         If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners.

         DISTRIBUTION OF MATERIALS
         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

         ADVERTISING
         From time to time, we may advertise several types of performance for the Subaccount variable investment options. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios. The following is a description of types of performance reporting:

         Total return is the overall change in the value of an investment in a Subaccount variable investment option over a given period of time.

         Standardized average annual total return is calculated in accordance with SEC guidelines. This shows the percentage return on $1,000 invested in the Subaccounts over the most recent 1, 5 and 10 year periods. If the variable investment option was not available for the full period, we give a history from the date money was first received in that option. This return reflects deduction of all recurring Policy charges during each period (i.e. mortality and expense risk charges, annual Policy fee, administrative expenses, and any applicable withdrawal charges). Standardized returns may reflect current waiver of any fees or current charges that are lower than our guaranteed maximum charges.

         Non-standardized average annual total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Subaccount's underlying portfolio has been in existence longer than the Subaccount, we may show non-standardized performance for periods that begin on the inception date of the underlying portfolio, rather than the inception date of the Subaccount. Otherwise, non-standardized average annual total return is calculated in a similar manner as that stated above, except we do not include the deduction of any applicable withdrawal charge (e.g., we assume the Policy continues beyond the period shown), and some non-standardized returns may be based on Policy sizes where the Policy fee would be waived.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

APPENDIX A:  Variable Investment Option Portfolios

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

         This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio for more information about that portfolio.

-------------------------------------- ---------------------------------------- --------------------------------------
          Separate Account
             Portfolio                       Investment Strategy                      Investment Objective
-------------------------------------- -------------------------------------------------------------------------------
               ALGER                                     Offered through The Alger American Fund
                                                          Advised by Fred Alger Management, Inc.
-------------------------------------- -------------------------------------------------------------------------------
Alger American Growth                  Common stock of companies with
                                       growth potential and fixed-income        Current Income and long-term capital
                                       securities.                              growth
-------------------------------------- ---------------------------------------- --------------------------------------
Alger American MidCap Growth           Common stocks of midsize U.S.
                                       companies with promising growth          Long-term capital growth.
                                       potential.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Common stocks of small, fast-growing
                                       U.S. companies that offer innovative
Alger American Small Capitalization    products, services or technologies       Long-term capital growth.
                                       to a rapidly expanding marketplace.
-------------------------------------- -------------------------------------------------------------------------------

         CALVERT PORTFOLIOS              Offered through Calvert Variable Series, Inc. Calvert Portfolios
                                                       Advised by Calvert Asset Management Company

-------------------------------------- -------------------------------------------------------------------------------
CVS Social Balanced                    Mostly large-cap growth oriented
                                       common stock of U.S. companies, with
                                       some bonds and money market              Income and capital growth through
                                       instruments.                             social criteria screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
CVS Social International Equity        Common stocks of mid to large cap        High total return through social
                                       companies.                               criteria screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
CVS Social Mid Cap Growth              Common stocks of mid size companies.     Long-term capital growth through
                                                                                social criteria screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
CVS Social Money Market                High quality money market securities.    Current Income through social criteria
                                                                                screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
CVS Social Small Cap Growth            Common stocks of small cap companies.    Long-term capital growth through
                                                                                social criteria screened investments.
-------------------------------------- -------------------------------------------------------------------------------

               SCUDDER                             Offered through Deutsche Asset Management VIT Funds
                                                        Advised by Deutsche Asset Management, Inc.

-------------------------------------- ---------------------------------------- --------------------------------------
                                                                                Match, before expenses, performance
                                                                                of the S&P 500 Index, which
VIT Equity 500 Index                   Common stocks of companies that          emphasizes stocks of large U.S.
                                       comprise the S&P 500 Index.              companies.
-------------------------------------- ---------------------------------------- --------------------------------------
                                                                                Match, before expenses, performance
                                       Statistically selected sample of the     of the Russell 2000 Small Stock
VIT Small Cap Index                    securities found in the Russell 2000     Index which emphasizes stocks of
                                       Index.                                   small U.S. companies.
-------------------------------------- ---------------------------------------- --------------------------------------
                                                                                Match, before expenses, performance
                                                                                of the Morgan Stanley Capital
                                       Stocks and other securities              International EAFE(R)Index, which
VIT EAFE(R)Equity Index                 representative of the EAFE(R)Index as     emphasizes stocks of companies in
                                       a whole.                                 major markets in Europe, Australia
                                                                                and the Far East.
-------------------------------------- -------------------------------------------------------------------------------
     FIDELITY (Service Class 2)                Offered through Variable Insurance Products: Service Class 2
                                                   Advised by Fidelity Management and Research Company
-------------------------------------- -------------------------------------------------------------------------------
VIP Contrafund                         Common stocks of companies whose
                                       value is not fully recognized.           Long-term capital growth.
-------------------------------------- ---------------------------------------- --------------------------------------
VIP Equity-Income                      Income producing equity securities.
                                                                                Reasonable income.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       High yielding fixed-income
VIP High Income                        securities, while also considering
                                       growth of capital.                       High level of current income.
-------------------------------------- ---------------------------------------- --------------------------------------
          NEUBERGER BERMAN                     Offered through Neuberger Berman Advisers Management Trust.
                                                       Advised by Neuberger Berman Management Inc.
-------------------------------------- -------------------------------------------------------------------------------
AMT Growth                             Common stocks, often of companies        Long-term capital growth.
                                       that may be temporarily out of favor
                                       in the market.
-------------------------------------- ---------------------------------------- --------------------------------------
AMT Limited Maturity Bond              Fixed and variable rate debt             Current income; secondarily, total
                                       securities.                              return.
-------------------------------------- ---------------------------------------- --------------------------------------
AMT Partners                           Common stocks of mid- to large-cap       Capital growth.
                                       companies.
-------------------------------------- ---------------------------------------- --------------------------------------

                                      -A:1-

-------------------------------------- ---------------------------------------- --------------------------------------
          Separate Account
             Portfolio                       Investment Strategy                      Investment Objective
-------------------------------------- -------------------------------------------------------------------------------

          OPPENHEIMERFUNDS                          Offered through Oppenheimer Variable Account Funds
                                                            Advised by Oppenheimer Funds, Inc.

-------------------------------------- -------------------------------------------------------------------------------
Aggressive Growth /VA                  Common stocks of "growth-type"           Capital appreciation.
                                       companies.
-------------------------------------- ---------------------------------------- --------------------------------------
Capital Appreciation /VA               Common stocks of well-known              Capital appreciation.
                                       established companies.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       High yield fixed-income securities,
                                       including foreign government and
High Income /VA                        corporate debt securities, U.S.          Current Income.
                                       government securities, and "junk
                                       bonds."
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Equity and debt securities,
Main Street Growth & Income /VA        including small to medium capital        Capital appreciation and current
                                       issuers.                                 income.
-------------------------------------- ---------------------------------------- --------------------------------------
Strategic Bond /VA                     Diversified portfolio of high yield      Current Income.
                                       fixed-income securities, including
                                       foreign government and corporate
                                       debt securities, U.S. government
                                       securities, and "junk bonds."
-------------------------------------- -------------------------------------------------------------------------------
         TEMPLETON (Class 2)               Offered through Franklin Templeton Variable Insurance Products Trust
                                                       Advised by Templeton Investment Counsel, LLC
-------------------------------------- -------------------------------------------------------------------------------
Global Asset Allocation                Equity securities of companies in
                                       any country, debt securities of
                                       companies and governments of any         High total return.
                                       country, and in money market instruments.
-------------------------------------- ---------------------------------------- --------------------------------------

                                       Primarily equity securities of
Foreign Securities                     companies located outside the U.S.,
                                       including those in emerging markets.     Long-term capital growth.

-------------------------------------- ---------------------------------------- --------------------------------------
               VAN ECK                              Offered through Van Eck Worldwide Insurance Trust.
                                                              Advised by Van Eck Associates.
-------------------------------------- -------------------------------------------------------------------------------
Worldwide Hard Assets                  Investing globally, primarily in         Long-term capital appreciation.
                                       securities of companies that derive
                                       most of revenue or profit from
                                       exploration, development, production
                                       or distribution of precious metals,
                                       natural resources, real estate or
                                       commodities.
-------------------------------------- ---------------------------------------- --------------------------------------

                                      -A:2-

APPENDIX B: Accumulation Unit Values

         The following table shows Accumulation Unit values at the beginning and end of the periods indicated as well as the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated. The Separate Account's financial statements can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

-------------------------------------------------- -------- ---------------- ----------------- -----------------------
                                                                                                    Number (#) of
                                                                             Accumulation Units     Accumulation
    Subaccount (date Subaccount was added to the              Value ($) at      End of Year         At End of Year
                   Policy)                           Year       Inception      (December 31)        (December 31)
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
ALGER
     Alger American Growth (05/01/2001)             2001           10.00           36.62               10,414
     Alger American MidCap Growth (05/01/2001)      2001           10.00           17.60                9,625
     Alger American Small Capitalization            2001           10.00           16.49                3,437
      (05/01/2001)
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
CALVERT PORTFOLIOS
     CVS Social Balanced (05/01/2001)               2001           10.00            1.86              141,646
     CVS Social International Equity (05/01/2001)   2001           10.00           14.54                  618
     CVS Social Mid Cap Growth (05/01/2001)         2001           10.00           27.16                1,326
     CVS Social Money Market (05/01/2001)           2001            1.00            1.01              525,664
     CVS Social Small Cap Growth (05/01/2001)       2001           10.00           15.00                5,258
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
SCUDDER
     VIT Equity 500 Index (5/01/2001)               2001           10.00           12.04               30,705
     VIT Small Cap Index (5/01/2001)                2001           10.00           11.28                6,527
     VIT EAFE(R)Equity Index (5/01/2001)            2001           10.00            8.36               29,685

-------------------------------------------------- -------- ---------------- ----------------- -----------------------
FIDELITY (Service Class 2)
     VIP Contrafund(R)(05/01/2001)                  2001           10.00           19.94                  246
     VIP Equity-Income (05/01/2001)                 2001           10.00            6.34               10,951
     VIP High Income (05/01/2001)                   2001           10.00           22.50               16,085
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
NEUBERGER BERMAN
     AMT Growth (05/01/2001)                        2001           10.00           11.47                2,705
     AMT Limited Maturity Bond (05/01/2001)         2001           10.00           13.41               42,862
     AMT Partners (05/01/2001)                      2001           10.00           15.04                8,035
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
OPPENHEIMERFUNDS
     Aggressive Growth/VA (05/01/2001)              2001           10.00           40.56                2,227
     Capital Appreciation/VA (05/01/2001)           2001           10.00           36.44                6,031
     High Income/VA (05/01/2001)                    2001           10.00            8.51                8,319
     Main Street Growth & Income/VA (05/01/2001)    2001           10.00           18.91               14,150
     Strategic Bond/VA (05/01/2001)                 2001           10.00            4.60               48,290
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
TEMPLETON (Class 2)
     Global Asset Allocation (05/01/2001)           2001           10.00           11.69                2,512
     Foreign Securities (05/01/2001)                2001           10.00           15.41                    0
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
VAN ECK
     Worldwide Hard Assets (05/01/2001)             2001           10.00           10.65                5,054

----------------------------------------------------------------------------------------------------------------------

                                     -B:1-

APPENDIX C: Tax-Qualified Plan Disclosures

                                      Index

Disclosure Statement for IRA, SEP IRA, SIMPLE IRA, & Roth IRA plan....Page C: 1
Withdrawal Restrictions for 403(b) Tax Sheltered Annuity plan.........Page C: 10


DISCLOSURE STATEMENT                                             |          IRA
ACACIA NATIONAL LIFE INSURANCE COMPANY                           |      SEP IRA
(we, us, our, the Company)                                       |   SIMPLE IRA
                                                                 |     ROTH IRA
                for annuity policies issued as a(n):


                                Table of Contents

Part I: Purpose; Your Right to Cancel Your IRA
----------------------------------------------
Part II. Provisions of the IRA Law
----------------------------------

   A. Eligibility
   B. Nontransferability
   C. Nonforfeitability
   D. Premium
   E. Contribution Limits
   F. Distribution Requirements

Part III: Restrictions and Tax Considerations
---------------------------------------------
   A. Timing of Contributions
   B. Timing of Roth IRA Conversions
   C. Deductible IRA Contributions
   D. Non-deductible Regular IRA Contributions
   E. Effects of Conversion of
        Regular IRA to Roth IRA
   F. Recharacterization of
        IRA and Roth IRA Contributions
   G. Excess Contributions
   H. Loans and Prohibited Transactions
   I. Taxability of Regular IRA Distributions
   J. Taxability of Roth IRA Distributions
   K. Lump Sum Distribution
   L. Premature IRA Distribution
   M. Minimum Required Distributions
   N. Tax Filing - Regular IRAs
   O. Tax Filing - Roth IRA
Part IV:  Status of our IRA Plan
--------------------------------
Part V:  Financial Disclosure
-----------------------------

For purchasers of a Internal Revenue Code Section 408(b) Individual Retirement Annuity (IRA) Plan, 408(k) Simplified Employee Pension (SEP IRA) Plan, 408(p) Savings Incentive Match (SIMPLE IRA) Plan or a 408A Roth IRA, please review the following:

Part I.  PURPOSE; YOUR RIGHT TO CANCEL YOUR IRA

The information provided in this Disclosure Statement is provided pursuant to Internal Revenue Service ("IRS") requirements. It does not constitute legal or tax advice. For that, contact your own legal or tax advisor. Numerical references refer to sections of the Internal Revenue Code (IRC).

If you have any questions about your Policy, please contact us at the address and telephone number shown below. For further information about IRAs, contact your personal tax advisor, any district office of the Internal Revenue Service (IRS), or consult IRS publication 590: Individual Retirement Arrangements. Pub. 590 can be obtained by calling 1-800-TAX-FORM (829-3676).

After you establish an IRA Plan with us, you may revoke your IRA within a limited time and receive a full refund of any initial premium paid. The period to revoke will not be less than seven days following the date your IRA plan policy is issued. To do so, send a signed and dated written notice and your Policy to us at:

                     Acacia National Life Insurance Company
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 82579
                                Lincoln, NE 68501
                            Telephone 1-888-837-6791

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After your Policy's free look period expires, you cannot forfeit your interest in your IRA or transfer ownership to another person.

Part II.  PROVISIONS OF THE IRA LAW

Your variable annuity Policy can be used for a Regular IRA, a Rollover IRA, a Spousal IRA Arrangement, a Simplified Employee Pension Plan (SEP IRA), or a salary reduction Simplified Employee Pension Plan (SARSEP), a SIMPLE IRA, or a Roth IRA. A separate policy must be purchased for each individual under each plan. State income tax treatment of IRAs varies; this disclosure only discusses the federal tax treatment of IRAs. While provisions of the IRA law are similar for all such plans, the major differences are set forth under the appropriate topics below.

                                      -C1-

A.   ELIGIBILITY

Regular IRA Plan: Any person under age 70 1/2 and earning income from personal services may establish an IRA Plan, although deductibility of the contributions is determined by adjusted gross income ("AGI") and whether the person (or person's spouse) is an "active participant" in an employer sponsored retirement plan.

Rollover IRA: This is an IRA plan purchased with your distributions from another IRA (including a SEP IRA, SARSEP or SIMPLE IRA), a Section 401(a) Qualified Retirement Plan, or a Section 403(b) Tax Sheltered Annuity (TSA). Amounts transferred as Rollover Contributions are not taxable in the year of distribution (provided the rules for Rollover treatment are satisfied) and may or may not be subject to withholding. Rollover Contributions are not deductible.

Spousal IRA Arrangement: A Spousal IRA, consisting of a separate contract for each spouse, may be set up provided a joint return is filed, the "nonworking spouse" has less taxable compensation, if any, for the tax year than the working spouse, and is under age 70 1/2 at the end of the tax year.

Divorced spouses can continue a Spousal IRA or start a Regular IRA based on the standard IRA eligibility rules. All taxable alimony received by the divorced spouse under a decree of divorce or separate maintenance is treated as compensation for purposes of the IRA deduction limit.

Roth IRAs: A Roth IRA must be designated as such when it is established. Eligibility to contribute or convert to a Roth IRA is subject to income and other limits. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

     1.A regular Roth IRA is a Roth IRA established to receive annual contributions and/or qualified rollover contributions (including IRA conversion contributions) from other Roth IRAs or from other IRAs if permitted by the policy and endorsement. Unlike Regular IRAs, contributions to a Roth IRA are not deductible for tax purposes. However, any gain accumulated in a Roth IRA may be nontaxable, depending upon how and when withdrawals are made.

     2.A Roth Conversion IRA is a Roth IRA established to receive only rollovers or conversions from non-Roth IRAs made in the same tax year and is limited to such contributions.

     3.Spousal Roth IRA Arrangement: A Spousal Roth IRA may be set up for a
       "non-working" spouse who has less taxable compensation, if any, for the tax year than the "working" spouse, regardless of age, provided the spouses file a joint tax return and subject to the adjusted gross income ("AGI") limits described in Part II, Maximum Contributions--Spousal Roth IRA Arrangement. Divorced spouses can continue a Spousal Roth IRA or start a regular Roth IRA based on standard Roth IRA eligibility rules. Taxable alimony received by the divorced spouse under a decree of divorce or separate maintenance is treated as compensation for purposes of Roth IRA eligibility limits.

Simplified Employee Pension Plan (SEP IRA): An employee is eligible to participate in a SEP IRA Plan based on eligibility requirements set forth in IRS form 5305-SEP.

Salary Reduction Simplified Employee Pension Plan (SARSEP): An employee may participate in a SARSEP plan based on eligibility requirements set forth in IRS form 5305A-SEP or the plan document provided by the employer. New SARSEP plans may not be established after December 31, 1996. SARSEPs established prior to January 1, 1997, may continue to receive contributions after 1996, and new employees hired after 1996 are also permitted to participate in such plans.

Savings Incentive Match Plan for Employees of Small Employers (SIMPLE IRA): An employee may participate in a SIMPLE IRA Plan based on eligibility requirements set forth in IRS Form 5304-SIMPLE or other plan document provided by the employer. A SIMPLE IRA must be established as such, thus some policies may not be available for use with a SIMPLE IRA Plan.

B.   NONTRANSFERABILITY

You may not transfer, assign or sell your IRA Plan to anyone (except in the case of transfer incident to divorce).

C.   NONFORFEITABILITY

The value of your IRA Plan belongs to you at all times, without risk of forfeiture.

D.   PREMIUM

The annual premium (if applicable) of your IRA Plan or Roth IRA may not exceed the lesser of $2,000, or 100% of compensation for the year (or for Spousal IRAs, or Spousal Roth IRAs, the combined compensation of the spouses reduced by any Roth IRA or deductible IRA contribution made by the "working" spouse). Any premium in excess of or in addition to $2,000 will be permitted only as a "Rollover Contribution" (or "Conversion" contribution to a Roth IRA). Your contribution must be made in cash. For IRAs established under SEP Plans (SEP
IRAs), premiums are limited to the lesser of $30,000 or 15% of the first $150,000 of compensation (adjusted for cost of living increases). In addition, if the IRA is under a SARSEP Plan established prior to January 1, 1997, annual premiums made by salary reduction are limited to $7,000 (adjusted for cost of living increases). Premiums under a SIMPLE IRA are limited to permissible levels of annual employee elective contributions (up to $6,000 adjusted for cost of living increases) plus the applicable percentage of employer matching contributions (up to 3% of compensation but not in excess of $6,500, as adjusted) or of employer non-elective contributions (2% of compensation (subject to the cap under Code Section 401(a)(17) as indexed) for each eligible employee).

E.   CONTRIBUTION LIMITS


Regular IRA Plan: In any year that your annuity is maintained under the rules for a Regular IRA Plan, your maximum contribution is limited to (1) 100% of your compensation or (2) $3,000 in Year 2002, $4,000 in 2003, and $5,000 in 2004 and
thereafter, whichever is less. Further, this is the maximum amount you may contribute to all IRAs in a year (including Roth IRAs, but not Education IRAs or employer contributions or salary deferrals made to SEP or SIMPLE IRAs). The amount of permissible contributions to your Regular IRA may or may not be deductible. Whether IRA contributions other than Rollovers) are deductible depends

                                      -C2-
on whether you (or your spouse, if married) are an active participant in an employer-sponsored retirement plan and whether your adjusted gross income is above the "phase-out level." You will only be deemed to be an active participant and your deductions for contributions subject to phase-out because of your spouse's participation in an employer- sponsored retirement plan, if your combined adjusted gross income exceeds $150,000. (See Part III. C., Deductible IRA Contributions).


Rollover IRA: A Plan to Plan Rollover is a method for accomplishing continued tax deferral on otherwise taxable distributions from certain plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a rollover to an IRA:

     1.Participant Rollovers are available to participants, surviving spouses or former spouses who receive eligible rollover distributions from 401(a) Qualified Retirement Plans, TSAs or IRAs (including SEPs, SARSEPs, and SIMPLE IRAs). Participant Rollovers are accomplished by contributing part or all of the eligible amounts (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. IRA to IRA Rollovers are limited to one per distributing plan per 12 month period, while direct IRA to IRA transfers (where you do not directly receive a distribution) are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2 year period following the date you first participate in any SIMPLE Plan maintained by your employer.

     2.Direct Rollovers are available to participants, surviving spouses and former spouses who receive eligible rollover distributions from 401(a) Qualified Retirement Plans or TSAs. Direct Rollovers are made by instructing the plan trustee, custodian or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth and Roth Conversion IRAs, that follow.

Certain distributions are not considered to be eligible for Rollover and include: (1) distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more; (2) distributions attributable to after-tax employee contributions to a 401(a) Qualified Retirement Plan or TSA; (3) required minimum distributions made during or after the year you reach age 70 1/2 or, if later and applicable, the year in which you retire; and (4) amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed. Also, hardship distributions made from 401(k) or 403(b) plans are no longer considered eligible rollover distributions except as otherwise permitted by the Internal Revenue Service. The Internal Revenue Service announced transition relief from this rule for 1999.

At the time of a Rollover, you must irrevocably designate in writing that the transfer is to be treated as a Rollover Contribution. Eligible amounts which are not rolled over are normally taxed as ordinary income in the year of distribution. If a Rollover Contribution is made to an IRA from a Qualified Retirement Plan, you may later be able to roll the value of the IRA into a new employer's plan provided you make no contributions to the IRA other than from the first employer's plan. This is known as "Conduit IRA," and you should designate your annuity as such when you complete your application.


Spousal IRA Arrangement: In any year that your annuity is maintained under the rules for a Spousal IRA, the maximum combined contribution to the Spousal IRA and the "working" spouse's IRA is the lesser of (1) 100% of the combined compensation of both spouses which is includable in gross income (reduced by the amount of any contributions to a Roth IRA or the amount allowed as a deduction to the "working" spouse for contribution to his or her own IRA) or (2) $6,000 in Year 2002, $8,000 in 2003, and $10,000 in 2004 and thereafter. No more than $3,000 in Year 2002, $4,000 in 2003, and $5,000 in 2004 and thereafter may be contributed to either spouse's IRA. Whether the contribution is deductible or non-deductible depends on whether either spouse is an "active participant" in an employer-sponsored retirement plan for the year, and whether the adjusted gross income of the couple is above the applicable phase-out level. (See Part III. C., DEDUCTIBLE IRA CONTRIBUTIONS).

The contribution limit for divorced spouses is the lesser of (1) $3,000 in Year 2002, $4,000 in 2003 and $5,000 in 2004 and thereafter, or (2) the total of the taxpayer's taxable compensation and alimony received for the year. (Married individuals who live apart for the entire year and who file separate tax returns are treated as if they are single when determining the maximum deductible contribution limits).


Roth IRA: The maximum total annual contribution an individual can make to all IRAs (including Roth IRAs, but not Education, SARSEP or SIMPLE IRAs) is the lesser of $2,000 or 100% of compensation. (This limit does not apply to rollover contributions, which includes amounts converted from a Regular IRA to a Roth
IRA). If an individual contributes to both a Regular IRA and Roth IRA for the same tax year, contributions are treated as first made to the Regular IRA. For Roth IRAs, this $2,000 limitation is phased out for adjusted gross incomes between $150,000 and $160,000 for joint filers; between $95,000 and $110,000 for single taxpayers; and between $0 and $10,000 for married individuals who file separate tax returns. Adjusted Gross Income ("AGI") for this purpose includes any deductible contribution to a Regular IRA, (i.e., the deduction is disregarded) but does not include any amount included in income as a result of a rollover or conversion from a non-Roth IRA to a Roth IRA.

Rollovers and transfers may also be made from one Roth IRA to another. Such rollovers or transfers are generally subject to the same timing and frequency rules as apply to Participant Rollovers and transfers from one Regular or Rollover IRA to another. (See Part II, CONTRIBUTION LIMITS: Rollover IRA, above).

Also, rollovers or conversions may be made from non-Roth IRAs to a Roth IRA. These contributions can be commingled with regular Roth contributions if your policy permits. To be eligible to make such a conversion or rollover from a non-Roth IRA, the taxpayer's AGI for the taxable year cannot exceed $100,000 (joint or individual) and he or she must not be married filing a separate tax return (unless the taxpayer lives

                                      -C3-
apart from his of her spouse at all times during the year). A rollover from a non-Roth IRA to a Roth IRA does not count toward the limit of one rollover per IRA in any 12-month period under the normal IRA rollover rules. Also, eligible rollover distributions received by you or your spouse from a qualified plan other than an IRA, may not be directly rolled over to a Roth IRA. However, you may be able to roll such a distribution over to a non-Roth IRA, then convert that IRA to a Roth IRA. Also if you are eligible to make a conversion, you may transfer amounts from most non-Roth IRAs (other than Education IRAs). Conversion of an individual's SIMPLE IRA is only permitted after expiration of the 2-year period which begins on the date the individual first participated in any SIMPLE IRA Plan of the employer. Once an amount in a SIMPLE IRA or SEP has been converted to a Roth IRA, it is treated as a Roth IRA contribution for all purposes. Future contributions under the SEP or SIMPLE Plan may not be made to the Roth IRA. AGI for the purpose of determining eligibility to convert to a Roth IRA does not include any amount included in income as a result of a rollover or conversion from a non-Roth IRA to a Roth IRA, but does include the amount of any deductible contribution made to a Regular IRA for the tax year. In addition, for tax years beginning before January 1, 2005, required minimum distributions from an IRA are included in AGI for purposes of determining eligibility for conversion to a Roth IRA. However, for tax years beginning after December 31, 2004, required minimum distributions from an IRA will not be included in AGI (solely for purposes of determining the $100,000 AGI limit on conversions).

Roth Conversion IRA: A Roth Conversion IRA is a Roth IRA that only accepts IRA conversion contributions made during the same tax year. You should not designate your policy as a Roth Conversion IRA if you wish to make both regular Roth and Conversion contributions to the policy.

Spousal Roth IRA Arrangement: If the "non-working" spouse's compensation is less than $3,000 in Year 2002, $4,000 in 2003 and $5,000 in 2004 and thereafter, the spouses file a joint tax return, and their combined AGI (unreduced by any deductible IRA contribution made for the year, but not including any amounts includable in income as a result of a conversion to a Roth IRA) is $150,000 or below, a contribution of up to $3,000 in Year 2002, $4,000 in 2003 and $5,000 in 2004 and thereafter may be made to a separate Spousal Roth IRA in the name of the "non-working" spouse. The limit is phased out proportionately between $150,000 and $160,000 of AGI (modified as described above). Spouses are not required to make equal contributions to both Roth IRAs; however no more than $3,000 in Year 2002, $4,000 in 2003 and $5,000 in 2004 and thereafter may be contributed to the "working" or "non-working" spouse's Roth IRA for any year, and the total amount contributed annually to all IRAs (including both Roth and Regular IRAs, but not Education, SARSEP, or SIMPLE IRAs) for both spouses cannot exceed $6,000 in Year 2002, $8,000 in 2003 and $10,000 in 2004 and thereafter.
If the combined compensation of both spouses (reduced by any deductible IRA or non-deductible Roth contributions made for the "working" spouse) is less than the limit for both spouses, the total contribution for all IRAs is limited to the total amount of the spouses' combined compensation. These limits do not apply to rollover contributions.

For divorced spouses, the contribution limit to a Roth IRA is the lesser of (1) $3,000 in Year 2002, $4,000 in 2003 and $5,000 in 2004 and thereafter, or (2)
the total of the taxpayer's compensation and alimony received for the year, subject to the applicable phase-out limits for eligibility to make contributions to a Roth IRA. (Married individuals who live apart for the entire year and who file separate tax returns are treated as if they are single when determining the maximum contribution they are eligible to make in a Roth IRA).


SEP IRA Plan: In any year that your annuity is maintained under the rules for a SEP Plan, the employer's maximum contribution is the lesser of $30,000 or 15% of your first $150,000 of compensation (adjusted for cost-of-living increases) or as changed under Section 415 of the Code. You may also be able to make contributions to your SEP IRA the same as you do to a Regular IRA; however, you will be considered an "active participant" for purposes of determining your deduction limit. In addition to the above limits, if your annuity is maintained under the rules for a SARSEP, the maximum amount of employee pre-tax contributions which can be made is $7,000 (adjusted for cost of living increases). New SARSEP plans may not be established. Employees may, however, continue to make salary reductions to a SARSEP plan established prior to January 1, 1997. In addition, employees hired after December 31, 1996 may participate in SARSEP plans established by their employers prior to 1997.

SIMPLE IRA: Contributions to a SIMPLE IRA may not exceed the permissible amounts of employee elective contributions and required employer matching contributions or non-elective contributions. Annual employee elective contributions must be expressed as a percentage of compensation and may not exceed $6,000 (adjusted for cost of living increases). If an employer elects a matching contribution formula, it is generally required to match employee contributions dollar for dollar up to 3% of the employee's compensation for the year (but not in excess of $6,000 as adjusted for cost-of-living adjustments). An employer may elect a lower percentage match (but not below 1%) for a year, provided certain notice requirements are satisfied and the employer's election will not result in the matching percentage being lower than 3% in more than 2 of the 5 years in the 5-year period ending with that calendar year. Alternatively, an employer may elect to make non-elective contributions of 2% of compensation for all employees eligible to participate in the plan who have at least $5,000 in compensation for the year. The employer must notify employees of this election within specified time frames in advance of the plan year or election period. "Compensation" for purposes of the 2% non-elective contribution option may not exceed the limit on compensation under Code Section 401(a)(17) ($150,000, adjusted for cost of living increases).

F.   DISTRIBUTION REQUIREMENTS


     1. Required Minimum Distributions

Distributions under the Policy made on or after January 1, 2002 will be subject to Required Minimum Distribution requirements of Code Section 401(a)(9) pursuant to guidelines thereunder proposed by the Internal Revenue Service ("IRS") in January 2001 until the end of the calendar year preceding the effective date of final regulations adopted thereunder or such other date specified in guidance published by the IRS.

Required Minimum Distribution payments for this Policy must be computed for the calendar year you turn age 70 1/2 and for each year thereafter. The Required Minimum Distribution payments you compute must start no later than April 1 of the calendar year after you turn age 70 1/2, except as otherwise noted below, and except that if your employer is a church or government organization, the start date is the later of this date or April 1 of the calendar year after you retire.


                                      -C4-

Payments of your annual Required Minimum Distribution calculated for this Policy may be made from this Policy or from another 403(b) arrangement that you maintain, if permitted by Internal Revenue Service rules. These payments may be made under any method permitted for 403(b) Plans and acceptable to us; several of your Policy's annuity income options fulfill the Code requirements.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Policy value must continue to be paid at least as quickly as under the calculation and payment method being used before your death.

If you die before Required Minimum Distribution payments begin, payment of your Policy value must be completed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs, except to the extent that a choice is made to receive death benefit payments under (a) and (b) below:

     (a) If payments are to be made to a beneficiary, then the Policy value may be paid over the life or life expectancy of the named beneficiary. Such payments must begin on or before December 31 of the calendar year which follows the year of your death.

     (b) If the named beneficiary is your spouse, the date that payments must begin under (a) above will not be before (i) December 31 of the calendar year which follows the year of your death or, if later, (ii) December 31 of the calendar year in which you would have reached age 70 1/2.

     2. IRA (except Roth IRAs) Distribution Requirements


While You Are Living. Payments to you from your IRA Plan (other than a Roth IRA) must begin no later than the April 1 following the close of the calendar year in which you attain age 70 1/2, the Required Beginning Date (RBD). If you have not already withdrawn your entire balance by this date, you may elect to receive the entire value of your IRA Plan on or before the RBD in one lump sum; or arrange for an income to be paid over your lifetime, your expected lifetime, or over the lifetimes or expected lifetimes of you and your designated beneficiary.

Once you reach your RBD, you must withdraw at least a minimum amount each year or be subject to a 50% non-deductible excise tax on the difference between the minimum required distribution and the amount distributed. To determine the required minimum distribution for your first "required distribution year" (assuming an annuity payout has not been elected) divide your entire interest (subject to certain adjustments) in your IRA (generally as of December 31 of the calendar year immediately preceding your age 70 1/2 year) by your life expectancy or the joint life expectancies of you and your designated beneficiary. For subsequent required distribution calendar years, the applicable life expectancy(ies) will be applied to your IRA account balance as of December 31 of the calendar year immediately preceding the distribution calendar year (subject to adjustments). Your single or joint life expectancy is determined by using IRS life expectancy tables. See IRS Publications 575 and 590.

Your life expectancy (and that of your spousal beneficiary, if applicable) will be recalculated annually, unless you irrevocably elect otherwise by the time distributions are required to begin. With the recalculation method, if a person whose life expectancy is being recalculated dies, his or her life expectancy will be zero in all subsequent years. The life expectancy of a non-spouse beneficiary cannot be recalculated. Where life expectancy is not recalculated, it is reduced by one year for each year after your 70 1/2 year to determine the applicable remaining life expectancy. Also, if your benefit is payable in the form of a joint and survivor annuity, a larger minimum distribution amount may be required during your lifetime under IRS regulations, unless your spouse is the designated beneficiary. If your designated beneficiary is not your spouse, the designated beneficiary's age will be deemed to be no more than ten (10) years younger than you when determining life expectancy for required payouts. However, under current I.R.S. proposed regulations, this rule only applies while you are living and life expectancy of your beneficiary after your death can be determined without regard to this rule.

After Your Death. If you die after the RBD, amounts undistributed at your death must be distributed at least as rapidly as under the method being used to determine distributions at the time of your death. If you die before the RBD, your entire interest must generally be distributed by the end of the calendar year which contains the fifth anniversary of your death (the "five year payout rule"). However, if a beneficiary is designated, the beneficiary may elect to receive distributions over his or her life expectancy if the beneficiary so elects by December 31 of the year following the year of your death. If the beneficiary fails to make an election, the entire benefit will be paid to the beneficiary under the "five year payout rule". Also, if the designated beneficiary is your spouse, the life annuity distribution must begin by the later of December 31 of the calendar year following the calendar year of your death or December 31 of the year in which you would have attained age 70 1/2. If your designated beneficiary is not your spouse, life annuity distributions must begin by December 31 of the year following your death. A surviving spouse may in the alternative elect to treat the policy as his or her own IRA. This election may be expressly made or will be deemed made if the spouse makes a regular IRA contribution to the policy, makes a rollover to or from the IRA, or fails to elect minimum distributions as described above.


     3. Roth IRA Distribution Requirements


While You Are Living.  None, even after you reach age 70 1/2.

After Your Death. If you die after you have reached your Annuity Date, and have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, (provided that method satisfies the requirements of Code Section 408(b)(3), as modified by Code Section 408A(c)(5)).

If you die before you have elected an annuity option or before distribution of your entire interest in the policy has been made or begun, your entire interest in your Roth IRA generally must be distributed by the end of the calendar year which contains the fifth anniversary of your death (the "five year payout rule"). However, if there is a designated beneficiary, he or she may elect to receive distributions over a period not longer than his or her life expectancy provided the election is made and distributions commence by December 31 of the calendar year following the calendar year of your death. If the beneficiary does not make this election, the entire benefit will be paid to him or her under the "five year payout rule". If your

                                      -C5-
designated beneficiary is your surviving spouse, he or she may elect to delay distributions until the later of the end of the calendar year following the year in which you died or the end of the year in which you would have reach age 70 1/2. If your sole designated beneficiary is your surviving spouse, he or she may elect to treat the policy as his or her own Roth IRA by making an express election to do so, by making a regular Roth IRA contribution or rollover contribution (as applicable or as permissible) to the policy, or by failing to elect minimum distributions under the "five year payout rule" or the life annuity options discussed above.

Life expectancies will be determined by using IRS life expectancy tables. A surviving spouse's life expectancy will be recalculated annually, unless he or she irrevocably elects otherwise. Non-spousal beneficiary life expectancies will be determined using the beneficiary's attained age in the calendar year distributions are required to begin and reducing life expectancy by one for each year thereafter.


     4.Taking Required Minimum Distributions From One IRA:


Aggregating Minimum Distributions: If you are required to take minimum distributions from more than one IRA (either as owner of one or more Regular IRAs and/or as a beneficiary of one or more decedent's Roth IRAs or Regular
IRAs), you may not have to take a minimum distribution from each IRA. (Regular and Roth IRAs are treated as different types of IRAs, so minimum distributions from a Roth IRA will not satisfy the minimum distributions required from a Regular IRA). Instead, you may be able to calculate the minimum distribution amount required for each IRA (considered to be of the same type) separately, add the relevant amounts and take the total required amount from one IRA or Roth IRA (as applicable). However, an individual required to receive minimum distributions as a beneficiary under a Roth IRA can only satisfy the minimum distributions for one Roth IRA by receiving distributions from another Roth IRA if the Roth IRAs were inherited from the same decedent. Because of these requirements, we cannot monitor the required distribution amounts from IRAs held with us. Please check with your tax advisor to verify that you are receiving the proper amount from all of your IRAs.

Part III. RESTRICTIONS & TAX CONSIDERATIONS

A.   Timing of Contributions

Once you establish an IRA, (including a Roth or Spousal Roth IRA) contributions must be made by the due date, not including extensions, for filing your tax return. (Participant Rollovers must be made within 60 days of your receipt of the distribution.) A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year. SEP IRA contributions must be made by the due date of the Employer's tax return (including extensions). SIMPLE IRA contributions, if permitted, must be made by the tax return due date for the employer (including extensions) for the year for which the contribution is made. Note, an employer is required to make SIMPLE plan contributions attributable to employee elective contributions as soon as it is administratively feasible to segregate these contributions from the employer's general assets, but in no event later than the 30th day of the month following the month in which the amounts would have otherwise been payable to the employee in cash.

B.       Timing of Roth IRA Conversions

Conversions from a non-Roth IRA to a Roth IRA for a particular tax year, must be initiated so that the distribution or transfer from the non-Roth IRA is made by December 31 of that year. You do not have until the due date of your tax return for a year to convert a Regular IRA to a Roth IRA for that tax year. For example, if you wish to convert a Regular IRA to a Roth IRA in 2001, the conversion and transfer must be made by December 31, 2001, even though your tax return for 2001 may not be due until April 15, 2002.

C.       Deductible IRA Contributions

The amount of permissible contributions to your Regular IRA may or may not be deductible. If you or your spouse are not active participants in an employer sponsored retirement plan, any permissible contribution you make to your IRA will be deductible. If you or your spouse are an active participant in an employer-sponsored retirement plan, the size of your deduction if any, will depend on your combined adjusted gross income (AGI).

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $150,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $150,000 and $160,000.

If you are an active participant in an employer sponsored requirement plan you may make deductible contributions if your AGI is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

If your AGI is not above the maximum applicable phase out level, a minimum contribution of $200 is permitted regardless of whether the phase out rules provide for a lesser amount.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

       Married filing Jointly       Single/Head of Household
       ----------------------       ------------------------
Year         AGI                               AGI
----
2001   $53,000 - $  63,000             $33,000 - $43,000
2002   $54,000 - $  64,000             $34,000 - $44,000
2003   $60,000 - $  70,000             $40,000 - $50,000
2004   $65,000 - $  75,000             $45,000 - $55,000
2005   $70,000 - $  80,000             $50,000 - $60,000
2006   $75,000 - $  85,000             $50,000 - $60,000
2007+  $80,000 - $ 100,000             $50,000 - $60,000

You can elect to treat deductible contributions as non-deductible. SEP IRA, SARSEP, SIMPLE IRA and Roth IRA contributions are not deductible by you.

Remember, except for rollovers, conversions or transfers, the maximum amount you may contribute to all IRAs (including Roth and Regular IRAs, but not Education
IRAs) for a calendar year is $2,000 or 100% of compensation, whichever is less.


                                      -C6-

D.   Non-Deductible Regular IRA Contributions

You may make non-deductible contributions to your Regular IRA (not including SIMPLE IRAs) even if you are not eligible to make deductible contributions to a Regular IRA or non-deductible contributions to a Roth IRA for the year. The amount of non-deductible contributions you can make depends on the amount of deductible contributions you make. The sum of your non-deductible and deductible contributions for a year may not exceed the lesser of (1) $2,000 ($4,000 combined when a Spousal IRA is also involved), or (2) 100% of your compensation (or, if a Spousal IRA is involved, 100% of you and your spouse's combined compensation, reduced by the amount of any deductible IRA contribution and non-deductible Roth IRA contribution made by the "working" spouse). The sum of your annual non-deductible (including Roth IRA) and deductible contributions, other than when combined with a Spousal IRA or Spousal Roth IRA, may not exceed $2,000. If you wish to make a non-deductible contribution, you must report this on your tax return by filing Form 8606 (Non-deductible IRA). Remember, you are required to keep track of your non-deductible contributions as the Company does not keep a record of these for you. This information will be necessary to document that the contributions were made on a non-deductible basis and therefore, are not taxable upon distribution.

E.   Effects of Conversion of Regular IRA to Roth IRA

If you convert all or part of a non-Roth IRA to a Roth IRA, the amount converted from the non-Roth IRA will be taxable as if it had been distributed to you in the year of distribution or transfer from the non-Roth IRA. If you made non-deductible contributions to any Regular IRA, part of the amount taken out of a Regular IRA for conversion will be taxable and part will be non-taxable. (Use IRS Form 8606 to determine how much of the withdrawal from your Regular IRA is taxable and how much is non-taxable). The taxable portion of the amount converted is includable in your income for the year of conversion.

Amounts properly converted from a non-Roth IRA to a Roth IRA are generally not subject to the 10% early withdrawal penalty. However, if you make a conversion to a Roth IRA, but keep part of the money for any reason, that amount will be taxable in the year distributed from the non-Roth IRA and the taxable portion may be subject to the 10% early withdrawal penalty.

You should consult with your tax advisor to ensure that you receive the tax benefits you desire before you contribute to a Roth IRA, convert to a Roth IRA or take distributions from a Roth IRA. It will also be important for you to keep track of and report any regular or conversion contributions you make to your Roth IRAs as required by the IRS. Conversion contributions, recharacterizations of conversions and distributions from a Roth IRA must be reported on IRS Form 8606.

F.   Recharacterization of IRA and Roth IRA Contributions

IRA owners are permitted to treat a contribution made to one type of IRA as made to a different type of IRA for a taxable year in a process known as "recharacterization". A recharacterization is accomplished by an individual who has made a contribution to an IRA of one type for a taxable year, electing to treat the contribution as having been made to a second IRA of a different type for the taxable year. To accomplish the recharacterization, a trustee-to-trustee transfer from the first IRA to the second IRA must be made on or before the due date (including extensions) for filing the individual's Federal income tax return for the taxable year for which the contribution was made to the first IRA. Any net income attributable to the recharacterized contribution must also be transferred to the second IRA. Once the transfer is made, the election is irrevocable. The effect of recharacterizing a contribution is that it is treated as having been originally contributed to the second IRA on the same date and (in the case of a regular contribution) for the same taxable year that the contribution was made to the first IRA. If you elect to recharacterize a contribution, you must report the recharacterization and treat the contribution as having been made to the second IRA, instead of the first, on your Federal income tax return.

Reconversion Rules. If you convert a non-Roth IRA to a Roth IRA and then recharacterize it back to a non-Roth IRA, you are not permitted by IRS rules to reconvert the amount from the non-Roth IRA back to a Roth IRA before the beginning of the taxable year following the taxable year in which the amount was converted to a Roth IRA or, if later, the end of the 30-day period beginning on the day on which you recharacterized the Roth IRA to a non-Roth IRA. This rule will apply even if you were not eligible to make the original conversion because of your AGI or tax filing status. If you attempt a reconversion prior to the time permitted, it will be treated as a "failed conversion". The remedy for a failed conversion is recharacterization to a non-Roth IRA. If the failed conversion is not corrected, it will be treated as a regular contribution to a Roth IRA and thus, may be an excess contribution subject to a 6% excise tax for each tax year it remains in the Roth IRA to the extent it exceeds the maximum regular Roth IRA contribution permitted for the tax year. (See Part III. G., Excess Contributions, below). Also, the failed conversion will be subject to the 10% premature distribution penalty tax, unless corrected or an exception to that tax applies. Consult with your tax advisor before attempting a "reconversion".

G.   Excess Contributions

There is a 6% IRS penalty tax on IRA contributions made in excess of permissible contribution limits. However, excess contributions made in one year may be applied against the contribution limits in a later year if the contributions in the later year are less than the limit. This penalty tax can be avoided if the excess amount, together with any earnings on it, is returned to you before the due date of your tax return for the year for which the excess amount was contributed. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution penalty tax (see Part III, Premature IRA Distributions). The 6% excess contribution penalty tax will apply to each year the excess amount remains in the IRA Plan, until it is removed either by having it returned to you or by making a reduced contribution in a subsequent year. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction). If a taxpayer transfers amounts contributed for a tax year to a Regular IRA (and any earnings allocated to such amounts) to a Roth IRA by the due date for filing the return for such tax year (including extensions), the amounts are not included in the taxpayer's gross income to the extent that no deduction was allowed for the contribution (see Part III. F. Recharacterization of IRA and Roth IRA Contributions above).


                                      -C7-

Excess Contributions to a Roth IRA: If you are ineligible and convert a Regular IRA to a Roth IRA, all or a part of the amount you convert may be an excess contribution. (Examples may include conversions made when your Roth AGI exceeds $100,000 or because you fail to timely make the rollover contribution from the Regular IRA to the Roth IRA). You may also have an excess contribution if your conversion is a "failed conversion" that is not timely corrected. You will have an excess contribution if the ineligible amounts you convert and the contributions you make to all your IRAs for the tax year exceed your IRA contribution limits for the year. To avoid the 6% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before the due date of your tax return (plus extensions) or recharacterize the contribution, if permitted (see Part III. F. Recharacterization of IRA and Roth IRA Contributions above).

H.   Loans and Prohibited Transactions

You may not borrow from your IRA Plan (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA Plan, and its full value (or taxable portions of your Roth IRA or non-deductible Regular IRA) would be includable in your taxable income in the year of violation. This amount would also be subject to the 10% penalty tax on premature distributions. Your IRA Plan will similarly be disqualified if you or your beneficiary engage in any transaction prohibited by Section 4975 of the Internal Revenue Code. A pledge of your IRA as security for a loan will cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

I.   Taxation of Regular IRA Distributions

Any cash distribution from your IRA Plan, other than a Roth IRA, is normally taxable as ordinary income. All IRAs of an individual are treated as one contract. All distributions during a taxable year are treated as one distribution; and the value of the contract, income on the contract, and investment in the contract is computed as of the close of the calendar year with or within which the taxable year ends. If an individual withdraws an amount from an IRA during a taxable year and the individual has previously made both deductible and non-deductible IRA contributions, the amount excludable from income for the taxable year is the portion of the amount withdrawn which bears the same ratio to the amount withdrawn for the taxable year as the individual's aggregate non-deductible IRA contributions bear to the balance of all IRAs of the individual.

J.   Taxability of Roth IRA Distributions

"Qualified distributions" from a Roth IRA are not included in the owner's gross income and are not subject to the additional ten percent (10%) early withdrawal penalty tax. To be a "qualified distribution," the distribution must satisfy a 5-year holding period and meet one of the following four requirements: (1) be made on or after the date on which the individual attains age 59 1/2; (2) be made to a beneficiary or the individual's estate on or after the individual's death; (3) be attributable to the individual being disabled; or (4) be a distribution to pay for a "qualified" first home purchase (up to a lifetime limit of $10,000). The 5-year holding period for escaping inclusion in income begins with the first day of the tax year in which any contribution (including a conversion from a Regular IRA) is made to a Roth IRA of the owner. If the Roth IRA owner dies, this 5-taxable-year period is not redetermined for the Roth IRA while it is held in the name of a beneficiary or a surviving spouse who treats the decedent's Roth IRA as his or her own. However, a surviving spouse who treats the Roth IRA as his or her own, must receive any distributions as coming from the surviving spouse's own Roth IRA, thus it cannot be treated as being received by a beneficiary on or after the owner's death for purposes of determining whether the distribution is a "qualified distribution".

If a distribution from a Roth IRA is not a "qualified distribution" and it includes amounts allocable to earnings, the earnings distributed are includable in taxable income and may be subject to the 10% premature distribution penalty if the owner is under age 59 1/2. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made. Only the portion of the conversion includable in income as a result of the conversion would be subject to the penalty tax under this rule. The 5-taxable-year period for this purpose is determined separately for each conversion contribution and may not be the same as the 5-taxable-year period used to determine whether a distribution from a Roth IRA is a "qualified distribution" or not. For this reason it is important that you keep track of when your conversion contributions are made to your Roth IRA. (See
Part III. L., Premature IRA Distributions).

Unlike Regular IRAs, distributions from Roth IRAs come first from regular contributions, then converted amounts on a first-in first-out basis, and last from earnings. Any distributions made before 2001 which are attributable to 1998 conversion contributions for which the 4-year income-tax spread is being utilized, will result in an acceleration of taxable income in the year of distribution up to the amount of the distribution allocable to the 1998 conversion. This amount is in addition to the amount otherwise includable in gross income for that taxable year as a result of the conversion, but not in excess of the amount required to be included over the 4-year period. This tax treatment would likewise apply in the case of distributions made by a surviving spouse who elects to continue the 4-year spread on death of the original owner of the Roth IRA. Generally, all Roth IRAs (both regular Roth IRAs and Roth Conversion IRAs) must be treated as one for purposes of determining the taxation of distributions. However, if a Roth IRA is held by an individual as beneficiary of a deceased Roth IRA owner, the 5-taxable-year period used to determine whether distributions are qualified or not is determined independently of the 5-year-taxable period for the beneficiary's own Roth IRAs. However, if a surviving spouse elects to treat the Roth IRA as his or her own, the 5-year-taxable period for all of the surviving spouse's Roth IRAs is the earlier of the end of either the 5-taxable-year period for the decedent or that applicable to the surviving spouse's own Roth IRAs.

The rules for taxing non-qualified distributions and premature distributions of conversion amounts from a Roth IRA are complex. To ensure that you receive the tax result you desire, you should consult with your tax advisor before taking a distribution from a Roth IRA.

K.   Lump Sum Distribution

If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under Code Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.



                                      -C8-

L.   Premature IRA Distributions

There is a 10% penalty tax on taxable amounts distributed from your IRA (including the taxable portion of any non-qualified distributions from a Roth IRA, or if you receive a distribution of conversion amounts within the 5-year period beginning with the year of the conversion, any amounts distributed that were originally taxable as a result of the conversion) prior to the attainment of age 59 1/2, except for: (1) distributions made to a beneficiary on or after the owner's death; (2) distributions attributable to the owner's being disabled as defined in Code Section 72(m)(7); (3) distributions that are part of a series of substantially equal periodic payments (made at least annually) for the life of the annuitant or the joint lives of the annuitant and his or her beneficiary;
(4) distributions made for medical expenses which exceed 7.5% of the annuitant's adjusted gross income; (5) distributions made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) distributions made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) qualified first-time home buyer distributions (up to a lifetime maximum of $10,000) used within 120 days of withdrawal to buy, build or rebuild a first home that is the principal residence of the individual, his or her spouse, or any child, grandchild, or ancestor of the individual or spouse, or (8) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty. (But see Roth IRA exceptions below).

Distributions from a SIMPLE Plan during the two-year period beginning on the date the employee first participated in the employer's SIMPLE Plan will be subject to a 25% (rather than 10%) premature distribution penalty tax.

Distributions from a Roth IRA made before the expiration of the applicable 5 year holding period (see Taxability of Roth IRA Distributions) are not treated as qualified distributions and are subject to the 10% penalty tax to the extent they are includable in taxable income. In addition, any conversion amounts distributed within the 5-year period beginning with the year in which the conversion occurred, are subject to the 10% penalty tax even if the distribution is not currently taxable as income, unless one of the above mentioned exceptions to the penalty tax applies. The penalty tax will only apply to the amount of the conversion that was includable in income as a result of the conversion (i.e., it will not apply to non-deductible contributions that were converted from the Regular IRA).

M. Minimum Required Distributions (See Part II. F.1. and F.2., Non-Roth IRA Minimum Distribution Requirements and Roth IRA Minimum Distribution Requirements.)

If a minimum distribution is not made from your IRA (including a Roth IRA) for a tax year in which it is required, the excess, in any taxable year, of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

N.   Tax Filing-Regular IRAs

You are not required to file a special IRA tax form for any taxable year (1) for which no penalty tax is imposed with respect to the IRA Plan, and (2) in which the only activities engaged in, with respect to the IRA Plan, are making deductible contributions and receiving permissible distributions. Information regarding such contributions or distributions will be included on your regular Form 1040. In some years, you may be required to file Form 5329 and/or Form 8606 in connection with your Regular IRA. Form 5329 is filed as an attachment to Form 1040 or 1040A for any tax year that special penalty taxes apply to your IRA. If you make non-deductible contributions to a regular IRA, you must designate those contributions as non-deductible on Form 8606 and attach it to your Form 1040 or 1040A. There is a $100 penalty each time you overstate the amount of your non-deductible contributions unless you can prove the overstatement was due to reasonable cause. Additional information is required on Form 8606 in years you receive a distribution from a Regular IRA. There is a $50 penalty for each failure to file a required Form 8606 unless you can prove the failure was due to reasonable cause. For further information, consult the instructions for Form 5329 (Additional Taxes Attributable to Qualified Retirement Plans (including
IRAs), Annuities, and Modified Endowment Contracts), Form 8606 and IRS Publication 590.

O.   Tax Filing-Roth IRA

It is your responsibility to keep records of your regular and conversion contributions to a Roth IRA and to file any income tax forms the Internal Revenue Service may require of you as a Roth IRA owner. You will need this information to calculate your taxable income if any, when distributions from the Roth IRA begin. For example, conversion contributions must be reported to the Service on Form 8606. Form 5329 is required to be filed to the Service by you to report and remit any penalty or excise taxes. Consult the instructions to your tax return or your tax advisor for additional reporting requirements that may apply. Additional information is also available in IRS Publication 590.

Part IV. STATUS OF OUR IRA PLAN

We may seek, but are not obligated to obtain, IRS approved of your IRA, SEP IRA, SIMPLE IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the IRA, SEP IRA, SIMPLE IRA or Roth IRA.

Part V. FINANCIAL DISCLOSURE

Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.



                                      -C9-

WITHDRAWAL RESTRICTIONS
ACACIA NATIONAL LIFE INSURANCE COMPANY
(we, us, our, the Company)                                        TAX-SHELTERED
                                                                  ANNUITY (TSA)
           for annuity policies issued as a:                               PLAN


If this policy is purchased by the policyowner or his/her employer as part of a retirement plan under Internal Revenue Code (IRC) Section 403(b), distributions under the policy are limited as follows, notwithstanding policy language to the contrary:


A. Distributions attributable to contributions made and interest accruing after December 3l, 1988, pursuant to a salary reduction agreement within the meaning of IRC Section 402(g)(3)(c) may be paid only:

     1. when the employee attains age 59 1/2, separates from service, dies, or becomes disabled within the meaning of IRC Section 72(m)(7); or

     2. in the case of hardship. (Hardship distributions may not be made from any income earned after December 31, 1988, which is attributable to salary reduction contributions regardless of when the salary reduction contributions were made.)

B. Distributions attributable to funds transferred from IRC Section 403(b)(7) custodial account may be paid or made available only:

     1. When the employee attains age 59 1/2, separates from service, dies or becomes disabled within the meaning of IRC Section 72(m)(7); or

     2. in the case of financial hardship. Distributions on account of financial hardship will be permitted only with respect to the following amounts:

          (i) benefits accrued as of December 31, 1988, but not earnings on those amounts subsequent to that date.

          (ii) contributions made pursuant to a salary reduction agreement within the meaning of IRC Section 3121(a)(1)(D) after December 31, 1988, but not as to earnings on those contributions.


                                      -C10-

         IMSA

       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

         STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

       A Statement of Additional Information and other information about us and the Policy with the same date as this prospectus contains more details concerning the disclosures in this prospectus.

                For a free copy, access it on the SEC's Web site
  (www.sec.gov/edaux/prospect.htm, and type in "Acacia National"), or write or call us. Here is the Table of Contents for the Statement of Additional
                                  Information:

                                            Begin on
                                              Page
------------------------------------------ -----------
General Information and History                1
Services
------------------------------------------ -----------
Purchase of Securities Being Offered           2
Underwriters
------------------------------------------ -----------
Calculation of Performance                     2
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Our Performance Reports
  Yields
------------------------------------------ -----------

Additional Tax Information                     6
  General
  Withholding Tax on Distributions
  Diversification
  Owner Control
  Multiple Contracts
  Partial 1035 Exchanges
  Contracts Owned by other than Natural
      Persons

  Death Benefits
  Tax Treatment of Assignments
  Qualified Plans
  Tax Treatment of Withdrawals
  Types of Qualified Plans
------------------------------------------ -----------
Other Information                              11
Service Marks & Copyright
Financial Statements
------------------------------------------ -----------

                                    THANK YOU

for reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment options underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
                      contact your sales representative, or
                              write or call us at:

                     Acacia National Life Insurance Company
                                 Service Center
                                 P.O. Box 82579
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-888-837-6791
                               Fax: 1-402-467-6153
                               www.acaciagroup.com

                           REMEMBER, THE CORRECT FORM

is important for us to accurately process your Policy elections and changes. Many can be found in the on-line services section of our Web Site. Or, call us at our toll-free number and we will send you the form you need.
.................................................................................

                                    Last Page

Statement of Additional Information: May 1, 2002
to accompany Policy Prospectus dated:  May 1, 2002
ACACIA DESIGNER ANNUITY(sm)
Flexible Premium

Deferred Variable Annuity Policy
                            Acacia National Variable Annuity Separate Account II




         TABLE OF CONTENTS                        Page

General Information and History....................1
Services

Purchase of Securities Being Offered...............2
Underwriters

Calculation of Performance........................ 2
    Standardized Performance Reporting
    Non-Standardized Performance Reporting
    Our Performance Reports
    Yields

Additional Tax Information.........................6
    General
    Withholding Tax on Distributions
    Diversification
    Owner Control
    Multiple Contracts
    Partial 1035 Exchanges
    Contracts Owned by other than Natural Persons
    Death Benefits
    Tax Treatment of Assignments
    Qualified Plans
    Tax Treatment of Withdrawals
    Types of Qualified Plans

Other Information.................................11
Service Marks & Copyright
Financial Statements

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82579, Lincoln, Nebraska 68501, by e-mailing us through our Web Site at www.acaciagroup.com, or by calling us at 1-888-837-6791. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

                         GENERAL INFORMATION AND HISTORY

Acacia National Variable Annuity Separate Account II is a separate investment account of Acacia National Life Insurance Company ("we, us, our, Acacia National"). We are a stock life insurance company organized under the insurance laws of the District of Columbia. We are an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company, the ultimate parent company of Ameritas Life Insurance Corp. ("Ameritas Life"), Nebraska's oldest insurance company - in business since 1887, and Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869. We issue life insurance and annuities throughout the United States (except Alaska, Maine, Hampshire and New York), with an emphasis on products with variable investment options in underlying portfolios managed by advisors of nationally prominent mutual fund companies.

                                    SERVICES

The statutory financial statements for Acacia National Life Insurance Company as of December 31, 2001 and 2000, and for the years then ended, and the financial statements of each of the subaccounts of Acacia National Variable Annuity Separate Account II as of December 31, 2001, and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, 1248 "O" Street Suite 1040, Lincoln, Nebraska 68508, independent auditors, as stated in their reports appearing herein (which report on Acacia National Life Insurance Company expresses an unqualified opinion and includes an explanatory paragraph referring to the adoption of the National Association of Insurance Commissioners Codification of Statutory Accounting Practices effective January 1, 2001), and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


All matters of state and federal law pertaining to the Policies have been reviewed by our internal legal staff.

                                     SAI:1

                      PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policies may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

                                  UNDERWRITERS

The Policy is offered continuously and is distributed by The Advisors Group ("TAG"), 7315 Wisconsin Avenue, Bethesda, Maryland 20814. TAG, an affiliate of ours, is also an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company. TAG enters into contracts with various broker-dealers ("Distributors") to distribute Policies.

                                                    YEAR:       1999             2000             2001
---------------------------------------------------------- ---------------- ---------------- ----------------
Variable annuity commission we gave to TAG that were          $921,734        $1,088,714        $576,482
paid to other broker-dealers and representatives (not
kept by TAG).
---------------------------------------------------------- ---------------- ---------------- ----------------
Variable annuity commission earned and kept by TAG.             none             none             none
---------------------------------------------------------- ---------------- ---------------- ----------------
Fees we paid to TAG for variable annuity Principal              $7,200            $7,200          $7,200
Underwriter services.

---------------------------------------------------------- ---------------- ---------------- ----------------

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet Web Site will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subacount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.


                                     SAI:2

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the mortality and expense fee, the administrative expense charge, the annual Policy Fee (if any), and is presented assuming the most expensive of each of the types of optional features commonly sold is part of the hypothetical Policy. Current fees are used, not the guaranteed maximum fees. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Our Performance Reports

The standardized average annual total returns for each investment portfolio (except the Calvert Social Money Market Subaccount) for the periods indicated are as follows (more recent returns may be more or less than the stated returns due to market volatility):

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDING ON 12/31/2001
(Assumes a $1,000 investment in only the Subaccount listed. Reflects current Policy charges, including surrender charges. Reflects the experience of the Subaccount as of the date it was added to the Separate Account.)

Reflects these current expenses deducted daily from Policy Separate Account assets to equal the annual % shown: mortality and expense risk charge of 0.85%, and administrative expense charge of 0.25%. Also reflects a $40 Policy Fee.

-------------------------------------------------------------------------------------------------------------------
                                                                                             Ten Year or, if less,
  Subaccount (date underlying series fund portfolio was    One Year            Five Year        Since Inception
        added to the Separate Account)                 Continue Policy     Continue Policy      Continue Policy
-------------------------------------------------------------------------------------------------------------------

ALGER
o        Alger American Growth (8/26/96)                    -21.54               10.87                12.06
o        Alger American MidCap Growth (8/26/96)             -16.20               12.62                13.59
o        Alger American Small Capitalization (8/26/96)      -39.06               -4.60                -3.38
CALVERT PORTFOLIOS
o        CVS Social Balanced (8/26/96)                      -16.68                4.31                 5.85
o        CVS Social International Equity (5/1/97)           -34.34                 N/A                -1.73
o        CVS Social Mid Cap Growth (5/1/97)                 -21.79                 N/A                 9.24
o        CVS Social Money Market (8/26/96)                   -6.10                1.99                 2.28
o        CVS Social Small Cap Growth (8/26/96)                1.02                0.60                 3.11
SCUDDER
o        VIT Equity 500 Index (5/1/2000)                    -21.88                 N/A               -20.09
o        VIT Small Cap Index (5/1/2000)                      -7.75                 N/A                -9.54
o        VIT EAFE(R)Equity Index (5/1/2000)                 -34.28                 N/A               -29.36
FIDELITY (Service Class 2)
o        VIP Contrafund(R)(5/1/2000)                        -22.32                 N/A               -18.82
o        VIP Equity-Income (5/1/2000)                       -14.98                 N/A                -4.46
o        VIP High Income (5/1/2000)                         -21.64                 N/A               -25.83
NEUBERGER BERMAN
o        AMT Growth (8/26/96)                               -39.91               -2.78                -0.36
o        AMT Limited Maturity Bond (8/26/96)                 -1.09                2.66                 3.19
o        AMT Partners (5/1/2000)                            -12.51                 N/A                -7.11

                                     SAI:3

-------------------------------------------------------------------------------------------------------------------
                                                                                             Ten Year or, if less,
  Subaccount (date underlying series fund portfolio was    One Year            Five Year        Since Inception
        added to the Separate Account)                 Continue Policy     Continue Policy      Continue Policy
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMERFUNDS
o        Aggressive Growth /VA (5/1/97)                     -40.81                 N/A                 7.50
o        Capital Appreciation /VA (5/1/97)                  -22.22                 N/A                11.58
o        High Income /VA (5/1/97)                            -7.87                 N/A                -0.37
o        Main Street Growth & Income /VA (5/1/97)           -19.82                 N/A                 3.58
o        Strategic Bond /VA (5/1/97)                         -5.02                 N/A                 1.34
TEMPLETON (Class 2)
o        Global Asset Allocation (5/1/2000)                 -25.66                 N/A               -15.34
o        Foreign Securities (5/1/2000)                      -19.65                 N/A               -12.55
VAN ECK
o        Worldwide Hard Assets (8/26/96)                    -20.16              -12.63               -10.84

-------------------------------------------------------------------------------------------------------------------

The non-standardized average annual total returns that each Subaccount (except any Money Market Subaccount) would have achieved if it had been invested in the corresponding series fund portfolio for the periods indicated, calculated in a manner similar to standardized average annual total return (more recent returns may be more or less than the stated returns due to market volatility) are:

NON-STANDARDIZED "ADJUSTED HISTORICAL" AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING ON 12/31/2001

(Reflects current base Policy charges that are applicable to the Separate Account only; e.g., no Policy fee, and no withdrawal charges. Also reflects experience of the Subaccount underlying portfolio for periods beyond the Subaccount's own inception date.) (Computed on the same basis as Standardized total return except no Policy fee is reflected, and no withdrawal charges are reflected since the Policy is intended for long term investment.) Reflects these current expenses deducted daily from Policy Separate Account assets to equal the annual % shown: mortality and expense risk charge of 0.70%, and administrative expense charge of 0.15%.

-------------------------------------------------------------------------------------------------------------------
  Subaccount (inception date of underlying series fund                                        Ten Year or, if less,
  portfolio where Subaccount has less than 10 year's       One Year            Five Year         Since Inception
  experience)                                           Continue Policy     Continue Policy      Continue Policy
-------------------------------------------------------------------------------------------------------------------
ALGER

o        Alger American Growth (9/5/89)                     -12.58               12.39                13.99
o        Alger American MidCap Growth (1/25/95)              -7.24               14.05                17.58
o        Alger American Small Capitalization (9/21/88)      -30.10               -1.91                 3.92
CALVERT PORTFOLIOS
o        CVS Social Balanced (9/2/86)                        -7.72                6.23                 7.84
o        CVS Social International Equity (6/30/92)          -25.38                1.11                 5.12
o        CVS Social Mid Cap Growth (7/16/91)                -12.83                9.98                 9.80
o        CVS Social Money Market (6/30/92)                    2.85                4.08                 3.59
o        CVS Social Small Cap Growth (3/15/95)                9.98                2.80                 7.76
SCUDDER
o        VIT Equity 500 Index (1/9/89)                      -12.92                 N/A                 4.60
o        VIT Small Cap Index (11/15/88)                       1.20                 N/A                 2.67
o        VIT EAFE(R)Equity Index (5/3/93)                   -25.32                 N/A                -2.91
FIDELITY (Service Class 2)
o        VIP Contrafund(R)(1/3/95)                          -13.36                6.33                12.41
o        VIP Equity-Income (10/9/86)                        -12.68               -5.86                 3.58
o        VIP High Income (9/19/85)                           -6.02                6.40                11.57
NEUBERGER BERMAN
o        AMT Growth (9/10/84)                               -30.95               -0.28                 4.19
o        AMT Limited Maturity Bond (9/10/84)                  7.86                4.70                 4.56
o        AMT Partners (                                      -3.55                3.98                 9.67
OPPENHEIMERFUNDS
o        Aggressive Growth /VA (8/15/86)                    -31.85                6.15                10.82
o        Capital Appreciation /VA (4/3/85)                  -13.26               13.21                14.22
o        High Income /VA (4/30/86)                            1.08                1.99                 7.77
o        Main Street Growth & Income /VA (7/5/95)           -10.86                5.86                12.77
o        Strategic Bond /VA (5/3/93)                          3.93                3.47                 4.69
TEMPLETON (Class 2)
o        Global Asset Allocation (8/31/88)                  -16.70                2.64                 8.11
o        Foreign Securities (5/1/92)                        -10.69                4.66                 8.69
VAN ECK
o        Worldwide Hard Assets (9/1/89)                     -11.20               -8.91                 1.29

-------------------------------------------------------------------------------------------------------------------

                                     SAI:4

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:
                            YIELD=2[(a - b +1)6 - 1]
                                      -----
                                       cd
Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $75,000, so no Policy fee is currently applicable, and also assumes the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of the Calvert Social Money Market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The Calvert Social Money Market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The Calvert Social Money Market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.


                                As of 12/31/2001

     Reflecting current charges                     Yield        Effective Yield
     Calvert Social Money Market Subacccount        0.89%             0.90%


The Calvert Social Money Market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in the Calvert Social Money Market Subaccount nor that Subaccount's investment in the Calvert Social Money Market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

                                     SAI:5

                           ADDITIONAL TAX INFORMATION

NOTE: This information should not be substituted for the advice of a personal tax advisor. We do not make any guarantee regarding the tax status of any Policy or transaction involving the Policy. Purchasers bear the complete risk that the Policy may not be treated as "annuity contracts" under federal income tax laws. The following discussion is not exhaustive and special rules not described in the Policy prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General
Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in Policy value until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total withdrawal or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Policy. For a payment received as a partial withdrawal, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the Policy's cost basis is withdrawn. For Policies issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity income option is determined by multiplying the payment by the ratio that the cost basis of the Policy (adjusted for any period certain or refund feature) bears to the expected return under the Policy. Payments received after the investment in the Policy has been recovered (i.e. when the total of the excludable amounts equals the investment in the Policy) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Policy within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under a Policy should seek competent financial advice about the tax consequences of distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us.

Withholding Tax on Distributions
The Code generally requires us (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from Policies issued under certain types of qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a), 403(a), or 457 of the Code, or from a tax sheltered annuity qualified under Section 403(b) of the Code (other than (1) a series of substantially equal annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "rollover" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.


Withdrawals or distributions from a Policy other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty (30%) percent of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

                                     SAI:6

Diversification
Section 817(h) of the Code provides that in order for a variable annuity policy based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such policy must be "adequately diversified." The Treasury regulations issued under Section 817(h) (Treas. Reg. 1.817-5) apply a diversification requirement to each of the Subaccounts of the Separate Account. The Separate Account, through the series funds and their portfolios, intends to comply with those diversification requirements. We and the series funds have entered into agreements regarding participation in the series funds that requires the series funds and their portfolios to comply with the Treasury regulations.

Owner Control
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Policy owner control of the investments of the Separate Account will cause the Policy owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment of the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the contract prior to receipt of payments under the Policy.

Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.

Multiple Contracts
The Code provides that multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

Partial 1035 Exchanges
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The Internal Revenue Service has stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, Owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Contracts Owned by Other than Natural Persons
Under Section 72(u) of the Code, the investment earnings on policy premiums will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to policies held by a trust or other entity as an agent for a natural person nor to policies held by certain qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Policy to be owned by a non-natural person.

Death Benefits
Any death benefits paid under the Policy are taxable to the beneficiary. The rules governing the taxation of payments from an annuity policy, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Tax Treatment of Assignments

An assignment or pledge of a Policy may have tax consequences, and may also be prohibited by y the Code (particularly for tax-qualified plans) and ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Policy.


Qualified Plans
The Policy offered by the Prospectus is designed to be suitable for use under various types of qualified plans. Taxation of owners in each qualified plan


                                     SAI:7
varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Policies issued to fund the plan.

                          Tax Treatment of Withdrawals

                               Non-Qualified Plans
Section 72 of the Code governs treatment of distributions from annuity policies. It provides that if the policy value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

                                 Qualified Plans

In the case of a withdrawal under a qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified Policy. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Policies issued and qualified under Code Sections 401 (Pension and Profit Sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (IRAs) and 457 (governmental plans). To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.


The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Policy; (8) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the policy owner or annuitant (as applicable) and his or her spouse and dependents if the policy owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the policy owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (10) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) which are qualified first home buyer distributions (as defined in Section 72(t)(8) of the Code). The exception stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later


                                     SAI:8
of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, separates from services, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) qualified plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from contracts issued under certain types of plans may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA, or an individual retirement account described in section 408(a) of the Code. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs, individual retirement accounts or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distribution must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Types of Qualified Plans
The Policy is designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the policies issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Policy, unless we specifically consent to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Policy comply with applicable law.

A qualified Policy will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Policy has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. The following are general descriptions of the types of qualified plans with which annuity policies may be used. Refer to the Policy and Prospectus to determine those qualified plans with which this Policy may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Policy issued under a qualified plan.

Policies issued pursuant to qualified plans include special provisions restricting Policy provisions that may otherwise be available as described herein. Generally, Policies issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified policies. (See "Tax Treatment of Withdrawals - Qualified Contracts" above.)

                                     SAI:9

Federal law requires that optional annuity benefits provided under an employer's deferred compensation plan cannot vary between men and women. The Policies we sell in connection with certain qualified plans use annuity tables which do not differentiate based upon sex. We may also use such tables for use with certain non-qualified deferred compensation plans.

Tax-Sheltered Annuities
Public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code may purchase "tax-sheltered annuities," also known as "403(b) annuities." These qualifying employers may make contributions to the Policy for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Policy. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are allowed under this Policy. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Individual Retirement Annuities
Eligible individuals may contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of Policies for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Policies to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs
Individuals may purchase a non-deductible IRA known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any nonqualified Roth IRA distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until they exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable Roth IRA distributions.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

Pension and Profit-Sharing Plans
Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Policy to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

                                     SAI:10

Non-Qualified Deferred Compensation Plans -- Section 457
Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a plan of a governmental employer in existence on or after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirement any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a plan of a governmental employer if the plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a plan are prohibited under section 457 of the Code unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other plans under section 457 unless permitted under the new employer's plan.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Statements in the prospectus and this Statement are intended to be summaries. For a complete statement of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Internet Web Site at www.sec.gov/edaux/prospect.htm and type in "Acacia National" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-800-SEC-0330 for details and public hours.)

                            SERVICE MARKS & COPYRIGHT

"Acacia" and the griffin symbol are registered service marks of Acacia Life Insurance Company, which licenses their use to Acacia National Life Insurance Company. "Acacia Designer Annuity" is a registered service mark of Acacia National Life Insurance Company. The Policy and Policy prospectus are copyrighted by Acacia National Life Insurance Company.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.


                                     SAI:11

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Acacia National Life Insurance Company
Bethesda, Maryland

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Acacia National Variable Annuity Separate Account II as of December 31, 2001, and the related statements of operations and changes in net assets for each of the periods in the two year period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Acacia National Variable Annuity Separate Account II as of December 31, 2001, and the results of their operations and changes in net assets for each of the periods in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 13, 2002



                                     F-I 1

                        ACACIA NATIONAL VARIABLE ANNUITY
                               SEPARATE ACCOUNT II
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS
INVESTMENTS AT FAIR VALUE:

    Calvert Variable Series, Inc. Calvert Social Portfolios (Calvert):
       CVS Social Money Market Portfolio (Money Market) -
         7,696,371.560 shares at $1.00 per share (cost $7,696,372)                  $   7,696,372
            Dividends Receivable                                                              723
                                                                                   ---------------
               Total                                                                               $      7,697,095
       CVS Social Balanced Portfolio (Balanced) -
         1,724,664.104 shares at $1.759 per share (cost $3,547,750)                                       3,033,686
       CVS Social Small Cap Growth Portfolio (Small Cap) -
         111,626.909 shares at $14.80 per share (cost $1,472,851)                                         1,652,076
       CVS Social Mid Cap Growth Portfolio (Mid Cap) -
         77,546.885 shares at $25.51 per share (cost $2,310,955)                                          1,978,221
       CVS Social International Equity Portfolio (International) -
         138,211.761 shares at $12.84 per share (cost $2,792,533)                                         1,774,641
    The Alger American Fund (Alger):
       Alger American Growth Portfolio (Growth) -
         345,606.863 shares at $36.77 per share (cost $17,013,190)                                       12,707,966
       Alger American MidCap Growth Portfolio (MidCap) -
         368,361.068 shares at $17.67 per share (cost $9,117,520)                                         6,508,939
       Alger American Small Capitalization Portfolio (Small Cap) -
         262,059.096 shares at $16.55 per share (cost $8,377,004)                                         4,337,080
    Deutsche Asset Management (Deutsche):
       EAFE Equity Index Fund (EAFE Equity) -
         402,552.599 shares at $8.39 per share (cost $4,672,348)                                          3,377,417
       Equity 500 Index Fund (Equity 500) -
         854,438.211 shares at $11.98 per share (cost $12,429,989)                                       10,236,169
       Small Cap Index Fund (Small Cap) -
         138,706.786 shares at $10.73 per share (cost $1,582,313)                                         1,488,323
    Dreyfus Family of Funds (Dreyfus):
       Stock Index Fund (Stock) -
         202,231.510 shares at $29.36 per share (cost $6,213,005)                                         5,937,516
    Fidelity Variable Insurance Products (Fidelity):
       VIP Equity-Income Portfolio Service Class 2 (Equity-Income SC2) -
         159,185.115 shares at $22.59 per share (cost $3,695,970)                                         3,595,991
       VIP High Income Portfolio Service Class 2 (High Income SC2) -
         43,989.880 shares at $6.36 per share (cost $327,662)                                               279,776
       VIP Contrafund Portfolio Service Class 2 (Contrafund SC2) -
         35,263.362 shares at $20.00 per share (cost $844,178)                                              705,266
    Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
       Templeton Asset Strategy Fund Class 2 (Asset Strategy) -
         4,086.131 shares at $15.41 per share (cost $67,516)                                                 62,967
       Templeton International Securities Fund Class 2 (Intl. Securities) -
         53,023.193 shares at $11.74 per share (cost $870,851)                                              622,492

                                     F-I 2

                        ACACIA NATIONAL VARIABLE ANNUITY
                               SEPARATE ACCOUNT II
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS, continued

    Neuberger Berman Advisers Management Trust (Neuberger Berman):
       AMT Limited Maturity Bond Portfolio (Limited Maturity Bond) -
         667,023.193 shares at $13.47 per share (cost $8,824,753)                                  $      8,984,804
       AMT Growth Portfolio (Growth) -
         197,186.685 shares at $11.52 per share (cost $4,046,072)                                         2,271,589
       AMT Partners Portfolio (Partners) -
         174,684.336 shares at $15.10 per share (cost $2,769,354)                                         2,637,732
    Strong Variable Insurance Funds, Inc. (Strong):
       International Stock Fund II Portfolio (International Stock) -
         60,313.112 shares at $7.44 per share (cost $668,408)                                               448,730
       Discovery Fund II Portfolio (Discovery) -
         6,682.981 shares at $10.32 per share (cost $75,714)                                                 68,968
    Van Eck Worldwide Insurance Trust (Van Eck):
       Worldwide Hard Assets Fund (Hard Assets) -
         136,927.649 shares at $10.69 per share (cost $1,609,868)                                         1,463,757
    Oppenheimer Variable Account Funds (Oppenheimer):
       Capital Appreciation Fund/VA (Capital Appreciation) -
         169,363.700 shares at $36.58 per share (cost $6,710,998)                                         6,195,325
       Aggressive Growth Fund/VA (Aggressive Growth) -
         79,287.986 shares at $40.72 per share (cost $4,654,759)                                          3,228,608
       Main Street Growth & Income Fund/VA (Growth & Income) -
         415,526.605 shares at $18.99 per share (cost $9,039,292)                                         7,890,850
       High Income Fund/VA (High Income) -
         218,846.771 shares at $8.54 per share (cost $2,194,066)                                          1,868,953
       Strategic Bond Fund/VA (Strategic Bond) -
         719,857.470 shares at $4.62 per share (cost $3,391,842)                                          3,325,743
                                                                                                  ------------------


    NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                                 $    104,380,680
                                                                                                  ==================



The accompanying notes are an integral part of these financial statements.

                                     F-I 3

                        ACACIA NATIONAL VARIABLE ANNUITY
                               SEPARATE ACCOUNT II
                        FOR THE PERIODS ENDED DECEMBER 31



                                                                                           Calvert
                                                                          ------------------------------------------

                                                                                        Money Market
                                                                          ------------------------------------------
                                                                                 2001                   2000
                                                                          --------------------   -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $       338,861        $      391,396
   Mortality and expense risk charge                                                 116,370                87,578
                                                                          --------------------   -------------------
Net investment income(loss)                                                          222,491               303,818
                                                                          --------------------   -------------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                                ----                  ----
   Net realized gain(loss) on sale of fund shares                                       ----                  ----
                                                                          --------------------   -------------------
Net realized gain(loss)                                                                 ----                  ----
                                                                          --------------------   -------------------
Change in unrealized appreciation(depreciation)                                         ----                  ----
                                                                          --------------------   -------------------
Net increase(decrease) in net assets resulting
   from operations                                                           $       222,491        $      303,818
                                                                          ====================   ===================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                $       222,491        $      303,818
  Net realized gain(loss)                                                               ----                  ----
  Net change in unrealized appreciation(depreciation)                                   ----                  ----
                                                                          --------------------   -------------------
Net increase(decrease) in net assets resulting
  from operations                                                                    222,491               303,818
                                                                          --------------------   -------------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                             11,735,510            30,680,587
  Subaccounts transfers (including fixed account), net                           (12,787,328)          (25,481,628)
  Transfers for policyowner benefits and terminations                               (757,950)             (446,025)
  Policyowner maintenance charges                                                     (4,600)                 (810)
                                                                          --------------------   -------------------
Net increase(decrease) from policyowner transactions                              (1,814,368)            4,752,124
                                                                          --------------------   -------------------
Total increase(decrease) in net assets                                            (1,591,877)            5,055,942
Net assets at beginning of period                                                  9,288,972             4,233,030
                                                                          --------------------   -------------------
Net assets at end of period                                                  $     7,697,095        $    9,288,972
                                                                          ====================   ===================


The accompanying notes are an integral part of these financial statements.

                                     F-I 4

                                                      Calvert
--------------------------------------------------------------------------------------------------------------------

              Balanced                               Small Cap                               Mid Cap
--------------------------------------  -------------------------------------  -------------------------------------
       2001                2000               2001               2000                2001               2000
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------

  $      113,708       $       45,158     $         ----     $         ----      $          ----    $         ----
          35,274               31,365             18,287             13,796                23,595           19,091
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
          78,434               13,793            (18,287)           (13,796)              (23,595)         (19,091)
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------


          55,399               79,723             28,288             47,665               128,660          133,279
         (25,279)               3,061             19,882             20,628               (24,586)          23,455
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
          30,120               82,784             48,170             68,293               104,074          156,734
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------

        (343,283)            (218,561)           104,386            (18,801)             (342,267)         (18,067)
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------


  $     (234,729)      $     (121,984)    $      134,269     $       35,696      $      (261,788)   $      119,576
===================  =================  ================== ==================  ================== ==================





  $       78,434       $       13,793     $      (18,287)    $      (13,796)     $        (23,595)  $      (19,091)
          30,120               82,784             48,170             68,293               104,074          156,734
        (343,283)            (218,561)           104,386            (18,801)             (342,267)         (18,067)
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------

        (234,729)            (121,984)           134,269             35,696              (261,788)         119,576
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------


         106,821              111,607             47,012             39,803                53,888           42,792
         572,076              589,668            278,291            471,617               451,956          257,130
         (35,056)             (67,928)           (71,676)           (44,539)              (30,290)         (15,422)
          (1,013)                (668)              (524)              (213)                 (860)            (467)
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
         642,828              632,679            253,103            466,668               474,694          284,033
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------

         408,099              510,695            387,372            502,364               212,906          403,609
       2,625,587            2,114,892          1,264,704            762,340             1,765,315        1,361,706
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
  $    3,033,686       $    2,625,587     $    1,652,076     $    1,264,704      $      1,978,221   $    1,765,315
===================  =================  ================== ==================  ================== ==================

                                     F-I 5

                        ACACIA NATIONAL VARIABLE ANNUITY
                               SEPARATE ACCOUNT II
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Calvert
                                                                          ------------------------------------------

                                                                                        International
                                                                          ------------------------------------------
                                                                                 2001                   2000
                                                                          --------------------   -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $         1,938        $         ----
   Mortality and expense risk charge                                                  27,240                33,206
                                                                          --------------------   -------------------
Net investment income(loss)                                                          (25,302)              (33,206)
                                                                          --------------------   -------------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                             209,041               227,611
   Net realized gain(loss) on sale of fund shares                                   (196,847)                3,410
                                                                          --------------------   -------------------
Net realized gain(loss)                                                               12,194               231,021
                                                                          --------------------   -------------------
Change in unrealized appreciation(depreciation)                                     (631,923)             (728,642)
                                                                          --------------------   -------------------
Net increase(decrease) in net assets resulting
   from operations                                                           $      (645,031)       $     (530,827)
                                                                          ====================   ===================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                $       (25,302)       $      (33,206)
  Net realized gain(loss)                                                             12,194               231,021
  Net change in unrealized appreciation(depreciation)                               (631,923)             (728,642)
                                                                          --------------------   -------------------
Net increase(decrease) in net assets resulting
  from operations                                                                   (645,031)             (530,827)
                                                                          --------------------   -------------------
Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                 78,630                79,244
  Subaccounts transfers (including fixed account), net                              (143,668)              972,854
  Transfers for policyowner benefits and terminations                               (176,760)              (30,555)
  Policyowner maintenance charges                                                       (705)                 (386)
                                                                          --------------------   -------------------
Net increase(decrease) from policyowner transactions                                (242,503)            1,021,157
                                                                          --------------------   -------------------
Total increase(decrease) in net assets                                              (887,534)              490,330
Net assets at beginning of period                                                  2,662,175             2,171,845
                                                                          --------------------   -------------------
Net assets at end of period                                                  $     1,774,641        $    2,662,175
                                                                          ====================   ===================

The accompanying notes are an integral part of these financial statements.

                                     F-I 6

                                                        Alger
--------------------------------------------------------------------------------------------------------------------

               Growth                                  MidCap                               Small Cap
--------------------------------------  -------------------------------------  ------------------------------------
       2001                2000               2001               2000                2001               2000
-------------------  -----------------  ------------------ ------------------  ------------------ -----------------


  $       30,173       $         ----     $        ----      $        ----       $         2,403    $        ----
         167,821              173,255            81,132             70,421                60,135           85,537
-------------------  -----------------  ------------------ ------------------  ------------------ -----------------
        (137,648)            (173,255)          (81,132)           (70,421)              (57,732)         (85,537)
-------------------  -----------------  ------------------ ------------------  ------------------ -----------------


       1,636,124            1,709,742         2,607,252            635,804                  ----        2,431,537
        (404,793)              64,602          (221,058)            64,915              (670,020)         (12,841)
-------------------  -----------------  ------------------ ------------------  ------------------ -----------------
       1,231,331            1,774,344         2,386,194            700,719              (670,020)       2,418,696
-------------------  -----------------  ------------------ ------------------  ------------------ -----------------

      (2,979,840)          (4,119,207)       (2,857,655)          (469,250)           (1,086,861)      (4,419,284)
-------------------  -----------------  ------------------ ------------------  ------------------ -----------------


  $   (1,886,157)      $   (2,518,118)    $    (552,593)     $     161,048       $    (1,814,613)   $  (2,086,125)
===================  =================  ================== ==================  ================== =================





  $     (137,648)      $     (173,255)    $     (81,132)      $    (70,421)      $       (57,732)   $     (85,537)
       1,231,331            1,774,344         2,386,194            700,719              (670,020)       2,418,696
      (2,979,840)          (4,119,207)       (2,857,655)          (469,250)           (1,086,861)      (4,419,284)
-------------------  -----------------  ------------------ ------------------  ------------------ -----------------

      (1,886,157)          (2,518,118)         (552,593)           161,048            (1,814,613)      (2,086,125)
-------------------  -----------------  ------------------ ------------------  ------------------ -----------------


         741,832              868,487           304,052            299,803               118,004          286,296
         888,755            4,532,516           559,650          2,445,387               291,786        1,581,081
        (494,615)            (584,217)         (156,266)          (159,828)             (153,264)        (282,198)
          (7,595)              (4,230)           (3,316)            (1,594)               (2,441)          (1,917)
-------------------  -----------------  ------------------ ------------------  ------------------ -----------------
       1,128,377            4,812,556           704,120          2,583,768               254,085        1,583,262
-------------------  -----------------  ------------------ ------------------  ------------------ -----------------

        (757,780)           2,294,438           151,527          2,744,816            (1,560,528)        (502,863)
      13,465,746           11,171,308         6,357,412          3,612,596             5,897,608        6,400,471
-------------------  -----------------  ------------------ ------------------  ------------------ -----------------
  $   12,707,966       $   13,465,746     $   6,508,939      $   6,357,412       $     4,337,080    $   5,897,608
===================  =================  ================== ==================  ================== =================

                                     F-I 7

                        ACACIA NATIONAL VARIABLE ANNUITY
                               SEPARATE ACCOUNT II
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Deutsche
                                                                             --------------------------------------

                                                                                          EAFE Equity
                                                                             -------------------------------------
                                                                                   2001                2000
                                                                             ------------------  ------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $          ----    $         ----
   Mortality and expense risk charge                                                    43,610            23,869
                                                                             ------------------  ------------------
Net investment income(loss)                                                            (43,610)          (23,869)
                                                                             ------------------  ------------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                                  ----            62,854
   Net realized gain(loss) on sale of fund shares                                     (118,690)           (3,333)
                                                                             ------------------  ------------------
Net realized gain(loss)                                                               (118,690)           59,521
                                                                             ------------------  ------------------
Change in unrealized appreciation(depreciation)                                       (859,913)         (435,018)
                                                                             ------------------  ------------------
Net increase(decrease) in net assets resulting
   from operations                                                             $    (1,022,213)   $     (399,366)
                                                                             ==================  ==================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                  $       (43,610)   $      (23,869)
  Net realized gain(loss)                                                             (118,690)           59,521
  Net change in unrealized appreciation(depreciation)                                 (859,913)         (435,018)
                                                                             ------------------  ------------------
Net increase(decrease) in net assets resulting
  from operations                                                                   (1,022,213)         (399,366)
                                                                             ------------------  ------------------
Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                  158,431           104,420
  Subaccounts transfers (including fixed account), net                                 536,284         4,128,201
  Transfers for policyowner benefits and terminations                                  (69,164)          (56,825)
  Policyowner maintenance charges                                                       (1,950)             (401)
                                                                             ------------------  ------------------
Net increase(decrease) from policyowner transactions                                   623,601         4,175,395
                                                                             ------------------  ------------------
Total increase(decrease) in net assets                                                (398,612)        3,776,029
Net assets at beginning of period                                                    3,776,029              ----
                                                                             ------------------  ------------------
Net assets at end of period                                                    $     3,377,417    $    3,776,029
                                                                             ==================  ==================

The accompanying notes are an integral part of these financial statements.

                                     F-I 8

                                  Deutsche                                                   Dreyfus
-----------------------------------------------------------------------------  -------------------------------------

             Equity 500                              Small Cap                                Stock
--------------------------------------  -------------------------------------  -------------------------------------
       2001                2000               2001               2000                2001               2000
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------


  $      86,390       $          140     $        8,714      $        ----      $         70,003   $      121,076
        129,683               66,309             17,650              9,087                84,528          186,653
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
        (43,293)             (66,169)            (8,936)            (9,087)              (14,525)         (65,577)
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------


          9,004                5,455             70,154              7,050                31,469          140,897
       (153,385)              (5,129)           (15,080)              (161)               12,707        2,633,453
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
       (144,381)                 326             55,074              6,889                44,176        2,774,350
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------

     (1,281,772)            (912,047)           (30,173)           (63,816)           (1,017,616)      (3,742,861)
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------


  $  (1,469,446)      $     (977,890)    $       15,965      $     (66,014)     $       (987,965)  $   (1,034,088)
===================  =================  ================== ==================  ================== ==================





  $     (43,293)      $      (66,169)    $       (8,936)     $      (9,087)     $        (14,525)  $      (65,577)
       (144,381)                 326             55,074              6,889                44,176        2,774,350
     (1,281,772)            (912,047)           (30,173)           (63,816)           (1,017,616)      (3,742,861)
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------

     (1,469,446)            (977,890)            15,965            (66,014)             (987,965)      (1,034,088)
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------


        606,173              294,563             65,916             26,302                  ----          452,828
      1,756,266           10,570,537             61,788          1,446,367              (649,732)     (11,171,562)
       (368,246)            (167,816)           (32,451)           (28,449)             (151,646)        (869,975)
         (6,503)              (1,469)              (914)              (187)               (2,619)          (5,567)
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
      1,987,690           10,695,815             94,339          1,444,033              (803,997)     (11,594,276)
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------

        518,244            9,717,925            110,304          1,378,019            (1,791,962)     (12,628,364)
      9,717,925                 ----          1,378,019               ----             7,729,478       20,357,842
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
  $  10,236,169       $    9,717,925     $    1,488,323      $   1,378,019      $      5,937,516   $    7,729,478
===================  =================  ================== ==================  ================== ==================

                                     F-I 9

                        ACACIA NATIONAL VARIABLE ANNUITY
                               SEPARATE ACCOUNT II
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                             ---------------------------------------

                                                                                       Equity-Income SC2
                                                                             ---------------------------------------
                                                                                   2001                 2000
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                              $       34,730      $         ----
   Mortality and expense risk charge                                                    33,638              13,280
                                                                             ------------------  -------------------
Net investment income(loss)                                                              1,092             (13,280)
                                                                             ------------------  -------------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                                99,955                ----
   Net realized gain(loss) on sale of fund shares                                      (17,988)              6,423
                                                                             ------------------  -------------------
Net realized gain(loss)                                                                 81,967               6,423
                                                                             ------------------  -------------------
Change in unrealized appreciation(depreciation)                                       (251,622)            151,643
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                              $     (168,563)     $      144,786
                                                                             ==================  ===================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                   $        1,092      $      (13,280)
  Net realized gain(loss)                                                               81,967               6,423
  Net change in unrealized appreciation(depreciation)                                 (251,622)            151,643
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
  from operations                                                                     (168,563)            144,786
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                  207,948              55,562
  Subaccounts transfers (including fixed account), net                               1,575,399           1,895,297
  Transfers for policyowner benefits and terminations                                  (65,729)            (47,033)
  Policyowner maintenance charges                                                       (1,412)               (264)
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                                 1,716,206           1,903,562
                                                                             ------------------  -------------------
Total increase(decrease) in net assets                                               1,547,643           2,048,348
Net assets at beginning of period                                                    2,048,348                ----
                                                                             ------------------  -------------------
Net assets at end of period                                                     $    3,595,991      $    2,048,348
                                                                             ==================  ===================


The accompanying notes are an integral part of these financial statements.

                                     F-I 10

                                  Fidelity                                              Franklin Templeton
-----------------------------------------------------------------------------  -------------------------------------

           High Income SC2                         Contrafund SC2                         Asset Strategy
--------------------------------------  -------------------------------------  -------------------------------------
       2001                2000               2001               2000                2001               2000
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------


   $     20,040         $       ----       $      6,207       $       ----        $          412     $       ----
          2,629                  896              9,825              4,998                   483              110
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
         17,411                 (896)            (3,618)            (4,998)                  (71)            (110)
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------


           ----                 ----             23,276               ----                 2,948             ----
        (28,387)                 (57)           (43,257)               (14)                 (726)               9
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
        (28,387)                 (57)           (19,981)               (14)                2,222                9
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------

        (18,627)             (29,259)           (98,544)           (40,366)               (5,096)             548
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------


   $    (29,603)        $    (30,212)      $   (122,143)      $    (45,378)       $       (2,945)    $        447
===================  =================  ================== ==================  ================== ==================





   $     17,411         $       (896)      $     (3,618)      $     (4,998)       $          (71)    $       (110)
        (28,387)                 (57)           (19,981)               (14)                2,222                9
        (18,627)             (29,259)           (98,544)           (40,366)               (5,096)             548
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------

        (29,603)             (30,212)          (122,143)           (45,378)               (2,945)             447
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------


          3,503                  227             13,432             27,665                 7,273              489
        145,945              194,528            (52,687)           903,109                26,929           31,870
         (4,657)                 116            (13,326)            (5,110)                 (915)            (136)
            (65)                  (6)              (282)               (14)                  (45)            ----
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
        144,726              194,865            (52,863)           925,650                33,242           32,223
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------

        115,123              164,653           (175,006)           880,272                30,297           32,670
        164,653                 ----            880,272               ----                32,670             ----
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
   $    279,776         $    164,653       $    705,266       $    880,272        $       62,967     $     32,670
===================  =================  ================== ==================  ================== ==================

                                     F-I 11

                        ACACIA NATIONAL VARIABLE ANNUITY
                               SEPARATE ACCOUNT II
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                     Franklin Templeton
                                                                          ------------------------------------------

                                                                                      Intl. Securities
                                                                          ------------------------------------------
                                                                                  2001                  2000
                                                                          ---------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $        18,584        $       ----
   Mortality and expense risk charge                                                   8,025               3,253
                                                                          ---------------------  -------------------
Net investment income(loss)                                                           10,559              (3,253)
                                                                          ---------------------  -------------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                             146,163                ----
   Net realized gain(loss) on sale of fund shares                                    (28,379)                 54
                                                                          ---------------------  -------------------
Net realized gain(loss)                                                              117,784                  54
                                                                          ---------------------  -------------------
Change in unrealized appreciation(depreciation)                                     (248,038)               (321)
                                                                          ---------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                           $      (119,695)       $     (3,520)
                                                                          =====================  ===================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                $        10,559        $     (3,253)
  Net realized gain(loss)                                                            117,784                  54
  Net change in unrealized appreciation(depreciation)                               (248,038)               (321)
                                                                          ---------------------  -------------------
Net increase(decrease) in net assets resulting
  from operations                                                                   (119,695)             (3,520)
                                                                          ---------------------  -------------------
Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                 21,162              24,105
  Subaccounts transfers (including fixed account), net                               111,514             593,692
  Transfers for policyowner benefits and terminations                                 (2,823)             (1,566)
  Policyowner maintenance charges                                                       (324)                (53)
                                                                          ---------------------  -------------------
Net increase(decrease) from policyowner transactions                                 129,529             616,178
                                                                          ---------------------  -------------------
Total increase(decrease) in net assets                                                 9,834             612,658
Net assets at beginning of period                                                    612,658                ----
                                                                          ---------------------  -------------------
Net assets at end of period                                                  $       622,492        $    612,658
                                                                          =====================  ===================


The accompanying notes are an integral part of these financial statements.

                                     F-I 12

                                                 Neuberger Berman
--------------------------------------------------------------------------------------------------------------------

       Limited Maturity Bond                          Growth                                 Partners
-------------------------------------  --------------------------------------  -------------------------------------
       2001               2000               2001                2000                2001               2000
------------------- -----------------  ------------------  ------------------  ------------------ ------------------


  $      478,620     $      529,725      $          ----     $          ----      $        9,865     $       ----
         107,947             99,915               30,772              50,025              33,508           17,319
------------------- -----------------  ------------------  ------------------  ------------------ ------------------
         370,673            429,810              (30,772)            (50,025)            (23,643)         (17,319)
------------------- -----------------  ------------------  ------------------  ------------------ ------------------


            ----               ----            1,162,276             365,531              93,719             ----
         (20,745)          (133,792)            (304,573)            741,710             (26,340)              (5)
------------------- -----------------  ------------------  ------------------  ------------------ ------------------
         (20,745)          (133,792)             857,703           1,107,241              67,379               (5)
------------------- -----------------  ------------------  ------------------  ------------------ ------------------

         228,086            106,022           (1,777,359)         (1,306,762)           (156,901)          25,280
------------------- -----------------  ------------------  ------------------  ------------------ ------------------


  $      578,014     $      402,040      $      (950,428)    $      (249,546)     $     (113,165)    $      7,956
=================== =================  ==================  ==================  ================== ==================





  $      370,673     $      429,810      $       (30,772)    $       (50,025)     $      (23,643)    $    (17,319)
         (20,745)          (133,792)             857,703           1,107,241              67,379               (5)
         228,086            106,022           (1,777,359)         (1,306,762)           (156,901)          25,280
------------------- -----------------  ------------------  ------------------  ------------------ ------------------

         578,014            402,040             (950,428)           (249,546)           (113,165)           7,956
------------------- -----------------  ------------------  ------------------  ------------------ ------------------


         307,677            226,716               72,917              95,786             133,684           50,626
         790,179            327,442              392,119          (1,184,075)             11,189        2,682,325
        (456,940)          (472,336)             (72,060)           (372,884)            (67,607)         (65,194)
          (4,234)            (2,652)              (1,242)             (1,418)             (1,723)            (359)
------------------- -----------------  ------------------  ------------------  ------------------ ------------------
         636,682             79,170              391,734          (1,462,591)             75,543        2,667,398
------------------- -----------------  ------------------  ------------------  ------------------ ------------------

       1,214,696            481,210             (558,694)         (1,712,137)            (37,622)       2,675,354
       7,770,108          7,288,898            2,830,283           4,542,420           2,675,354             ----
------------------- -----------------  ------------------  ------------------  ------------------ ------------------
  $    8,984,804     $    7,770,108      $     2,271,589     $     2,830,283      $    2,637,732     $  2,675,354
=================== =================  ==================  ==================  ================== ==================

                                     F-I 13

                        ACACIA NATIONAL VARIABLE ANNUITY
                               SEPARATE ACCOUNT II
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Strong
                                                                          ------------------------------------------

                                                                                     International Stock
                                                                          ------------------------------------------
                                                                                 2001                   2000
                                                                          --------------------   -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $          ----        $         ----
   Mortality and expense risk charge                                                   7,777                38,898
                                                                          --------------------   -------------------
Net investment income(loss)                                                           (7,777)              (38,898)
                                                                          --------------------   -------------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                              22,516                  ----
   Net realized gain(loss) on sale of fund shares                                    (86,082)              996,692
                                                                          --------------------   -------------------
Net realized gain(loss)                                                              (63,566)              996,692
                                                                          --------------------   -------------------
Change in unrealized appreciation(depreciation)                                     (106,260)           (2,076,928)
                                                                          --------------------   -------------------
Net increase(decrease) in net assets resulting
   from operations                                                           $      (177,603)       $   (1,119,134)
                                                                          ====================   ===================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                $        (7,777)       $      (38,898)
  Net realized gain(loss)                                                            (63,566)              996,692
  Net change in unrealized appreciation(depreciation)                               (106,260)           (2,076,928)
                                                                          --------------------   -------------------
Net increase(decrease) in net assets resulting
  from operations                                                                   (177,603)           (1,119,134)
                                                                          --------------------   -------------------
Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                   ----                49,098
  Subaccounts transfers (including fixed account), net                              (223,221)           (3,013,477)
  Transfers for policyowner benefits and terminations                                (31,073)             (190,385)
  Policyowner maintenance charges                                                       (228)               (1,075)
                                                                          --------------------   -------------------
Net increase(decrease) from policyowner transactions                                (254,522)           (3,155,839)
                                                                          --------------------   -------------------
Total increase(decrease) in net assets                                              (432,125)           (4,274,973)
Net assets at beginning of period                                                    880,855             5,155,828
                                                                          --------------------   -------------------
Net assets at end of period                                                  $       448,730        $      880,855
                                                                          ====================   ===================


The accompanying notes are an integral part of these financial statements.

                                     F-I 14

              Strong                                Van Eck                               Oppenheimer
------------------------------------ --------------------------------------- ---------------------------------------

             Discovery                            Hard Assets                         Capital Appreciation
------------------------------------ --------------------------------------- ---------------------------------------
      2001               2000              2001                 2000               2001                 2000
-----------------  ----------------- ------------------  ------------------- ------------------  -------------------

  $         481      $       ----      $       17,472      $       16,354     $       39,546        $       10,352
            906             1,610              19,239              20,197             81,260                94,111
-----------------  ----------------- ------------------  ------------------- ------------------  -------------------
           (425)           (1,610)             (1,767)             (3,843)           (41,714)              (83,759)
-----------------  ----------------- ------------------  ------------------- ------------------  -------------------


         12,422              ----                ----                ----            593,438               552,450
           (478)           14,029             (12,683)            (23,949)           (15,503)              862,067
-----------------  ----------------- ------------------  ------------------- ------------------  -------------------
         11,944            14,029             (12,683)            (23,949)           577,935             1,414,517
-----------------  ----------------- ------------------  ------------------- ------------------  -------------------

         (9,635)            2,016            (168,803)            192,479         (1,489,646)           (1,297,997)
-----------------  ----------------- ------------------  ------------------- ------------------  -------------------


  $       1,884      $     14,435      $     (183,253)     $      164,687     $     (953,425)       $       32,761
=================  ================= ==================  =================== ==================  ===================





  $        (425)     $     (1,610)     $       (1,767)     $       (3,843)    $      (41,714)       $      (83,759)
         11,944            14,029             (12,683)            (23,949)           577,935             1,414,517
         (9,635)            2,016            (168,803)            192,479         (1,489,646)           (1,297,997)
-----------------  ----------------- ------------------  ------------------- ------------------  -------------------

          1,884            14,435            (183,253)            164,687           (953,425)               32,761
-----------------  ----------------- ------------------  ------------------- ------------------  -------------------


           ----             2,762              65,589              39,796            100,785               340,022
           ----           (99,168)            (25,646)             98,238            840,460            (1,309,453)
         (4,167)          (12,191)            (39,761)            (96,311)          (187,694)             (329,399)
            (48)             (108)               (919)               (596)            (2,749)               (2,541)
-----------------  ----------------- ------------------  ------------------- ------------------  -------------------
         (4,215)         (108,705)               (737)             41,127            750,802            (1,301,371)
-----------------  ----------------- ------------------  ------------------- ------------------  -------------------

         (2,331)          (94,270)           (183,990)            205,814           (202,623)           (1,268,610)
         71,299           165,569           1,647,747           1,441,933          6,397,948             7,666,558
-----------------  ----------------- ------------------  ------------------- ------------------  -------------------
  $      68,968      $     71,299      $    1,463,757      $    1,647,747     $    6,195,325        $    6,397,948
=================  ================= ==================  =================== ==================  ===================

                                     F-I 15

                        ACACIA NATIONAL VARIABLE ANNUITY
                               SEPARATE ACCOUNT II
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                         Oppenheimer
                                                                           -----------------------------------------

                                                                                      Aggressive Growth
                                                                           -----------------------------------------
                                                                                  2001                  2000
                                                                           --------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $        33,685       $         ----
   Mortality and expense risk charge                                                   44,538               65,409
                                                                           --------------------  -------------------
Net investment income(loss)                                                           (10,853)             (65,409)
                                                                           --------------------  -------------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                              525,588              182,408
   Net realized gain(loss) on sale of fund shares                                    (199,843)             811,715
                                                                           --------------------  -------------------
Net realized gain(loss)                                                               325,745              994,123
                                                                           --------------------  -------------------
Change in unrealized appreciation(depreciation)                                    (1,764,437)          (1,561,278)
                                                                           --------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                            $    (1,449,545)      $     (632,564)
                                                                           ====================  ===================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                 $       (10,853)      $      (65,409)
  Net realized gain(loss)                                                             325,745              994,123
  Net change in unrealized appreciation(depreciation)                              (1,764,437)          (1,561,278)
                                                                           --------------------  -------------------
Net increase(decrease) in net assets resulting
  from operations                                                                  (1,449,545)            (632,564)
                                                                           --------------------  -------------------
Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                 104,955              189,482
  Subaccounts transfers (including fixed account), net                                409,879              553,925
  Transfers for policyowner benefits and terminations                                 (73,722)            (240,752)
  Policyowner maintenance charges                                                      (2,650)              (1,823)
                                                                           --------------------  -------------------
Net increase(decrease) from policyowner transactions                                  438,462              500,832
                                                                           --------------------  -------------------
Total increase(decrease) in net assets                                             (1,011,083)            (131,732)
Net assets at beginning of period                                                   4,239,691            4,371,423
                                                                           --------------------  -------------------
Net assets at end of period                                                   $     3,228,608       $    4,239,691
                                                                           ====================  ===================

The accompanying notes are an integral part of these financial statements.

                                     F-I 16

                                                   Oppenheimer
--------------------------------------------------------------------------------------------------------------------

          Growth & Income                          High Income                            Strategic Bond
-------------------------------------  -------------------------------------   -------------------------------------
       2001               2000               2001                2000                2001               2000
-------------------  ----------------  ------------------  -----------------   ------------------ ------------------

  $      43,322       $       17,681     $     181,453       $     236,754        $       75,948    $     103,407
        101,996               82,793            22,941              26,551                39,852           26,782
-------------------  ----------------  ------------------  -----------------   ------------------ ------------------
        (58,674)             (65,112)          158,512             210,203                36,096           76,625
-------------------  ----------------  ------------------  -----------------   ------------------ ------------------


           ----              233,432              ----                ----               107,105             ----
        (87,389)              24,501           (95,723)           (108,050)              (24,366)         (10,265)
-------------------  ----------------  ------------------  -----------------   ------------------ ------------------
        (87,389)             257,933           (95,723)           (108,050)               82,739          (10,265)
-------------------  ----------------  ------------------  -----------------   ------------------ ------------------

       (823,042)          (1,012,881)          (46,862)           (198,814)               (7,274)         (41,223)
-------------------  ----------------  ------------------  -----------------   ------------------ ------------------


  $    (969,105)      $     (820,060)    $      15,927       $     (96,661)       $      111,561    $      25,137
===================  ================  ==================  =================   ================== ==================





  $     (58,674)      $      (65,112)    $     158,512       $     210,203        $       36,096    $      76,625
        (87,389)             257,933           (95,723)           (108,050)               82,739          (10,265)
       (823,042)          (1,012,881)          (46,862)           (198,814)               (7,274)         (41,223)
-------------------  ----------------  ------------------  -----------------   ------------------ ------------------

       (969,105)            (820,060)           15,927             (96,661)              111,561           25,137
-------------------  ----------------  ------------------  -----------------   ------------------ ------------------


        403,316              524,014            50,660              72,002               217,324           95,636
        731,355            4,137,452           124,786            (336,860)              288,536        1,622,999
       (148,378)            (227,278)          (90,009)            (54,094)             (220,990)         (62,398)
         (4,464)              (2,097)             (638)               (598)               (1,329)            (541)
-------------------  ----------------  ------------------  -----------------   ------------------ ------------------
        981,829            4,432,091            84,799            (319,550)              283,541        1,655,696
-------------------  ----------------  ------------------  -----------------   ------------------ ------------------

         12,724            3,612,031           100,726            (416,211)              395,102        1,680,833
      7,878,126            4,266,095         1,768,227           2,184,438             2,930,641        1,249,808
-------------------  ----------------  ------------------  -----------------   ------------------ ------------------
  $   7,890,850       $    7,878,126     $   1,868,953       $   1,768,227        $    3,325,743    $   2,930,641
===================  ================  ==================  =================   ================== ==================

                                     F-I 17

                        ACACIA NATIONAL VARIABLE ANNUITY
                               SEPARATE ACCOUNT II
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2001 AND 2000


1.  ORGANIZATION

    The Acacia National Variable Annuity Separate Account II (the Account) began operations on December 1, 1995 as a separate investment account within Acacia National Life Insurance Company (the Company), a wholly owned subsidiary of Acacia Life Insurance Company (an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company). The assets of the Account are held by the Company and are segregated from all of the Company's other assets and are used only to support variable annuity products issued by the Company.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2001, there are twenty-eight subaccounts available within the Account.

    Calvert Asset Management Company, Inc.                   Dreyfus Service Corporation
      (Advisor) (See Note 4)                                   Dreyfus
      Calvert (Fund)                                            * Stock
       * Money Market (Subaccount)                                   (Commenced September 9, 1996)
            (Commenced September 9, 1996)
       * Balanced                                            Fidelity Management and Research Company
            (Commenced September 9, 1996)                      Fidelity
       * Small Cap                                              * Equity-Income SC2
            (Commenced September 9, 1996)                            (Commenced May 1, 2000)
       * Mid Cap                                                * High Income SC2
            (Commenced May 1, 1997)                                  (Commenced May 17, 2000)
       * International                                          * Contrafund SC2
            (Commenced May 1, 1997)                                  (Commenced May 2, 2000)

    Fred Alger Management, Inc.                              Templeton Investment Counsel, LLC
      Alger                                                    Franklin Templeton
       * Growth                                                 * Asset Strategy
            (Commenced September 9, 1996)                            (Commenced May 1, 2000)
       * MidCap                                                 * Intl. Securities
            (Commenced September 9, 1996)                            (Commenced May 1, 2000)
       * Small Cap
            (Commenced September 9, 1996)                    Neuberger Berman Management Inc.
                                                               Neuberger Berman
    Deutsche Asset Management, Inc.                             * Limited Maturity Bond
      Deutsche                                                       (Commenced September 9, 1996)
       * EAFE Equity                                            * Growth
            (Commenced May 1, 2000)                                  (Commenced September 9, 1996)
       * Equity 500                                             * Partners
            (Commenced May 1, 2000)                                  (Commenced May 1, 2000)
       * Small Cap
            (Commenced May 1, 2000)

                                     F-I 18


    Strong Capital Management, Inc.                          Oppenheimer Funds, Inc.
      Strong                                                   Oppenheimer
       * International Stock                                    * Capital Appreciation
            (Commenced September 9, 1996)                            (Commenced May 1, 1997)
       * Discovery                                              * Aggressive Growth
            (Commenced September 9, 1996)                            (Commenced May 1, 1997)
                                                                * Growth & Income
    Van Eck Associates Corporation                                   (Commenced May 1, 1997)
      Van Eck                                                   * High Income
       * Hard Assets                                                 (Commenced May 1, 1997)
            (Commenced September 9, 1996)                       * Strategic Bond
                                                                     (Commenced May 1, 1997)


2.  ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual result could differ from those estimates.

    VALUATION OF INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are computed on the weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The Company has the right to charge the Account any federal income taxes, or provisions for federal income taxes, attributed to the operations of the Account or to the policies funded in the Account. Currently, the Company does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

    RECLASSIFICATIONS
    Certain items on the prior period financial statements have been reclassified to conform to current period presentation.

3.  CHARGES

    The Company charges the subaccounts for mortality and expense risks assumed. This daily charge is made on the ending daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional policyowner maintenance charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option, which is not reflected in this separate account.
                                     F-I 19

4.  RELATED PARTIES

    Calvert Asset Management Company, Inc., an affiliate of the Company, serves as an investment advisor to the Calvert subaccounts. The Advisors Group, Inc., an affiliate of the Company, acts as a principal underwriter of the policies pursuant to an underwriting agreement with the Company.

5.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2001 were as follows:

                                                Purchases             Sales
                                          ------------------  ------------------
     Calvert:
       Money Market                         $   11,915,444      $   13,508,046
       Balanced                                    966,473             189,812
       Small Cap                                   591,744             328,640
       Mid Cap                                     750,440             170,681
       International                               536,594             595,358

     Alger:
       Growth                                    4,051,268           1,424,415
       MidCap                                    3,940,545             710,305
       Small Cap                                 1,001,939             805,586

     Deutsche:
       EAFE Equity                                 990,824             410,833
       Equity 500                                2,625,457             672,056
       Small Cap                                   367,119             211,562

     Dreyfus:
       Stock                                        87,230             874,283

     Fidelity:
       Equity-Income SC2                         2,137,951             320,697
       High Income SC2                             266,533             104,396
       Contrafund SC2                              171,751             204,955

     Franklin Templeton:
        Asset Strategy                              46,813              10,694
        Intl. Securities                           399,751             113,500

     Neuberger Berman:
        Limited Maturity Bond                    3,386,888           2,379,534
        Growth                                   1,967,355             444,116
        Partners                                   544,903             399,283

     Strong:
        International Stock                         25,160             264,943
        Discovery                                   12,890               5,107
                                     F-I 20

                                                  Purchases            Sales
                                              -----------------  ---------------
     Van Eck:
        Hard Assets                         $      253,785      $      256,289

     Oppenheimer:
        Capital Appreciation                     2,081,195             778,669
        Aggressive Growth                        1,703,968             750,770
        Growth & Income                          1,541,495             618,339
        High Income                                730,786             487,475
        Strategic Bond                           1,232,455             805,713

6.  UNIT VALUES

    A summary of unit values, units, net assets, investment income ratio (Inv. Income Ratio) as a percentage of average net assets (excludes mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio), expenses as a percentage of average net assets (excluding the effect of expenses of the underlying fund portfolio and charges made directly to policyowner accounts through the redemption of units), and total return percentage (based upon the change in the unit value reported year-to-date, however, subaccounts which commenced in the current year, as shown in Note 1, are based on shorter return periods) for the period ended December 31 follows (amounts have been rounded):

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)         Ratio      Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Calvert:
Money Market
2001                         1.01    1.25     6,262,423      7,697,095     3.73     0.85    1.30     1.00     2.38

Balanced
2001                         1.86   14.80       328,861      3,033,686     4.17     0.85    1.30    (8.14)   (4.24)

Small Cap
2001                        12.45   15.00       131,607      1,652,076     ----     0.85    1.30     3.43     9.44

Mid Cap
2001                        16.35   27.16       120,137      1,978,221     ----     0.85    1.30   (13.31)    0.61

International
2001                        10.41   14.54       170,257      1,774,641      .09     0.85    1.30   (25.72)   (2.30)

Alger:
Growth
2001                        19.71   36.62       635,732     12,707,966      .23     0.85    1.30   (12.96)   (6.33)

MidCap
2001                        17.60   20.98       311,737      6,508,939     ----     0.85    1.30    (7.73)    0.18

                                     F-I 21

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)         Ratio      Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Alger, continued:
Small Cap
2001                         9.42   16.49       457,677      4,337,080      .05     0.85    1.30   (30.42)   (6.01)

Deutsche:
EAFE Equity
2001                         8.35    8.36       404,344      3,377,417     ----     0.85    1.30   (25.66)   (8.49)

Equity 500
2001                        11.84   12.04       864,045     10,236,169      .87     0.85    1.30   (13.32)   (5.77)

Small Cap
2001                        11.15   11.28       133,421      1,488,323      .64     0.85    1.30    (0.50)    0.75

Dreyfus:
Stock
2001                        17.74   17.74       334,661      5,937,516     1.07     1.30    1.30   (13.32)  (13.32)

Fidelity:
Equity-Income SC2
2001                        22.50   23.57       153,308      3,595,991     1.32     0.85    1.30    (6.45)   (4.52)

High Income SC2
2001                         6.34    7.01        40,956        279,776     9.76     0.85    1.30   (13.07)   (6.19)

Contrafund SC2
2001                        19.94   20.25        34,832        705,266      .82     0.85    1.30   (13.60)   (1.30)

Franklin Templeton:
Asset Strategy
2001                        15.41   16.91         3,723         62,967     1.08     0.85    1.30   (11.11)  (11.11)

Intl. Securities
2001                        11.69   15.35        41,157        622,492     3.01     0.85    1.30   (17.08)   (5.39)

Neuberger Berman:
Limited Maturity Bond
2001                        13.09   13.41       685,347      8,984,804     5.75     0.85    1.30     3.35     7.37

Growth
2001                        11.47   14.59       156,265      2,271,589     ----     0.85    1.30   (31.27)   (6.86)

Partners
2001                        15.04   15.38       171,733      2,637,732      .38     0.85    1.30    (4.08)   (2.61)

                                     F-I 22

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)         Ratio      Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Strong:
International Stock
2001                         7.21    7.21        62,254        448,730     ----     1.30    1.30   (23.15)  (23.15)

Discovery
2001                        14.19   14.19         4,861         68,968      .69     1.30    1.30     2.74     2.74

Van Eck:
Hard Assets
2001                         8.32   10.65       174,520      1,463,757     1.17     0.85    1.30   (11.61)   (7.75)

Oppenheimer:
Capital Appreciation
2001                        17.91   36.44       339,731      6,195,325      .63     0.85    1.30   (13.71)   (4.47)

Aggressive Growth
2001                        15.24   40.56       208,214      3,228,608      .97     0.85    1.30   (32.16)   (5.43)

Growth & Income
2001                        12.95   18.91       602,861      7,890,850      .55     0.85    1.30   (11.32)   (4.54)

High Income
2001                         8.51   11.02       171,450      1,868,953    10.29     0.85    1.30    (1.69)    0.64

Strategic Bond
2001                         4.60   11.84       310,375      3,325,743     2.47     0.85    1.30     3.16     3.49

7.  CHANGES IN UNITS OUTSTANDING
    The changes in units outstanding were as follows:

                                                   2001                      2000
                                            -------------------       --------------------
     Calvert:
     Money Market
     Units issued                                   26,986,924                37,715,486
     Units redeemed                                (28,342,737)              (33,720,777)
                                            -------------------       --------------------
     Net increase(decrease)                         (1,355,813)                3,994,709
                                            ===================       ====================
     Balanced
     Units issued                                      308,780                   137,590
     Units redeemed                                   (142,868)                 (100,150)
                                            -------------------       --------------------
     Net increase(decrease)                            165,912                    37,440
                                            ===================       ====================

                                     F-I 23


                                                    2001                      2000
                                            -------------------       --------------------
     Calvert, continued:
     Small Cap
     Units issued                                      103,017                   134,547
     Units redeemed                                    (82,571)                  (93,690)
                                            -------------------       --------------------
     Net increase(decrease)                             20,446                    40,857
                                            ===================       ====================
     Mid Cap
     Units issued                                      120,478                    72,663
     Units redeemed                                    (93,956)                  (58,383)
                                            -------------------       --------------------
     Net increase(decrease)                             26,522                    14,280
                                            ===================       ====================
     International
     Units issued                                      201,086                   200,223
     Units redeemed                                   (220,800)                 (136,555)
                                            -------------------       --------------------
     Net increase(decrease)                            (19,714)                   63,668
                                            ===================       ====================
     Alger:
     Growth
     Units issued                                    1,250,452                   823,202
     Units redeemed                                 (1,209,289)                 (643,068)
                                            -------------------       --------------------
     Net increase(decrease)                             41,163                   180,134
                                            ===================       ====================

     MidCap
     Units issued                                      426,026                   347,051
     Units redeemed                                   (393,833)                 (238,676)
                                            -------------------       --------------------
     Net increase(decrease)                             32,193                   108,375
                                            ===================       ====================
     Small Cap
     Units issued                                    1,037,668                   402,267
     Units redeemed                                 (1,015,404)                 (305,660)
                                            -------------------       --------------------
     Net increase(decrease)                             22,264                    96,607
                                            ===================       ====================
     Deutsche:
     EAFE Equity
     Units issued                                    1,368,828                   792,793
     Units redeemed                                 (1,300,512)                 (456,764)
                                            -------------------       --------------------
     Net increase(decrease)                             68,316                   336,029
                                            ===================       ====================
     Equity 500
     Units issued                                    2,467,626                 1,587,141
     Units redeemed                                 (2,315,003)                 (875,719)
                                            -------------------       --------------------
     Net increase(decrease)                            152,623                   711,422
                                            ===================       ====================

                                     F-I 24

                                                     2001                      2000
                                            -------------------       --------------------
     Deutsche, continued:
     Small Cap
     Units issued                                      477,973                   323,255
     Units redeemed                                   (469,092)                 (198,715)
                                            -------------------       --------------------
     Net increase(decrease)                              8,881                   124,540
                                            ===================       ====================
     Dreyfus:
     Stock
     Units issued                                       14,837                   467,768
     Units redeemed                                    (57,789)                 (975,580)
                                            -------------------       --------------------
     Net increase(decrease)                            (42,952)                 (507,812)
                                            ===================       ====================
     Fidelity:
     Equity-Income SC2
     Units issued                                      403,607                   222,386
     Units redeemed                                   (331,600)                 (141,086)
                                            -------------------       --------------------
     Net increase(decrease)                             72,007                    81,300
                                            ===================       ====================
     High Income SC2
     Units issued                                       35,859                    23,350
     Units redeemed                                    (15,320)                   (2,932)
                                            -------------------       --------------------
     Net increase(decrease)                             20,539                    20,418
                                            ===================       ====================
     Contrafund SC2
     Units issued                                       48,670                    50,908
     Units redeemed                                    (51,395)                  (13,351)
                                            -------------------       --------------------
     Net increase(decrease)                             (2,725)                   37,557
                                            ===================       ====================

     Franklin Templeton:
     Asset Strategy
     Units issued                                        8,678                     2,785
     Units redeemed                                     (6,672)                   (1,068)
                                            -------------------       --------------------
     Net increase(decrease)                              2,006                     1,717
                                            ===================       ====================
     Intl. Securities
     Units issued                                       56,435                    49,145
     Units redeemed                                    (48,374)                  (16,048)
                                            -------------------       --------------------
     Net increase(decrease)                              8,061                    33,097
                                            ===================       ====================
     Neuberger Berman:
     Limited Maturity Bond
     Units issued                                    2,139,929                   614,393
     Units redeemed                                 (2,092,022)                 (599,754)
                                            -------------------       --------------------
     Net increase(decrease)                             47,907                    14,639
                                            ===================       ====================

                                     F-I 25


                                                   2001                      2000
                                            -------------------       --------------------
     Neuberger Berman, continued:
     Growth
     Units issued                                      283,376                   377,047
     Units redeemed                                   (260,431)                 (427,475)
                                            -------------------       --------------------
     Net increase(decrease)                             22,945                   (50,428)
                                            ===================       ====================
     Partners
     Units issued                                      662,424                   451,627
     Units redeemed                                   (657,586)                 (284,733)
                                            -------------------       --------------------
     Net increase(decrease)                              4,838                   166,894
                                            ===================       ====================
     Strong:
     International Stock
     Units issued                                       31,932                   315,461
     Units redeemed                                    (63,588)                 (549,271)
                                            -------------------       --------------------
     Net increase(decrease)                            (31,656)                 (233,810)
                                            ===================       ====================
     Discovery
     Units issued                                         ----                     8,013
     Units redeemed                                       (302)                  (15,206)
                                            -------------------       --------------------
     Net increase(decrease)                               (302)                   (7,193)
                                            ===================       ====================
     Van Eck:
     Hard Assets
     Units issued                                      576,323                   586,036
     Units redeemed                                   (576,838)                 (576,933)
                                            -------------------       --------------------
     Net increase(decrease)                               (515)                    9,103
                                            ===================       ====================
     Oppenheimer:
     Capital Appreciation
     Units issued                                      554,351                   973,325
     Units redeemed                                   (522,911)               (1,023,997)
                                            -------------------       --------------------
     Net increase(decrease)                             31,440                   (50,672)
                                            ===================       ====================
     Aggressive Growth
     Units issued                                      411,834                   337,210
     Units redeemed                                   (392,383)                 (315,795)
                                            -------------------       --------------------
     Net increase(decrease)                             19,451                    21,415
                                            ===================       ====================
     Growth & Income
     Units issued                                    1,393,610                   996,599
     Units redeemed                                 (1,330,227)                 (718,797)
                                            -------------------       --------------------
     Net increase(decrease)                             63,383                   277,802
                                            ===================       ====================


                                     F-I 26


                                                   2001                      2000
                                            -------------------       --------------------
     Oppenheimer, continued:
     High Income
     Units issued                                      281,928                   884,529
     Units redeemed                                   (271,936)                 (912,518)
                                            -------------------       --------------------
     Net increase(decrease)                              9,992                   (27,989)
                                            ===================       ====================
     Strategic Bond
     Units issued                                      696,568                   469,785
     Units redeemed                                   (642,313)                 (324,327)
                                            -------------------       --------------------
     Net increase(decrease)                             54,255                   145,458
                                            ===================       ====================


8.  ACCOUNTING PRONOUNCEMENTS

    As required, effective January 1, 2001, the subaccounts have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This guide has no impact to the underlying value of net assets, but has changed the required disclosures of the subaccounts on a prospective basis.

                                     F-I 27

INDEPENDENT AUDITORS' REPORT



To the Board of Directors
Acacia National Life Insurance Company
Bethesda, Maryland

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of Acacia National Life Insurance Company (the Company), a wholly owned subsidiary of Acacia Life Insurance Company, as of December 31, 2001 and 2000, and the related statutory statements of operations, changes in surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between statutory accounting practices and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Acacia National Life Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of Acacia National Life Insurance Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

As discussed in Note 2 to the statutory financial statements, the Company has changed certain accounting practices as a result of the adoption by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual - Version effective January 1, 2001.

/s/ Deloitte & Touche LLP


Lincoln, Nebraska
March 8, 2002 (April 4, 2002 as to Note 12)



                                     F-II 1

                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                             LIABILITIES AND SURPLUS
                                 (in thousands)

                                                                               December 31
                                                                  -------------------------------------
                               ADMITTED ASSETS                          2001               2000
                               ---------------
                                                                  -----------------  ------------------
     Investments
       Bonds                                                       $      446,062     $      472,273
       Preferred stocks                                                        70                 70
       Common stocks                                                          284                473
       Mortgage loans                                                      10,945                854
       Short-term investments                                              15,545             15,525
       Other investments                                                      264                447
       Loans on insurance policies                                          9,735              9,109
                                                                  -----------------  ------------------

                    Total investments                                     482,905            498,751

     Cash and cash equivalents                                             16,630              2,121
     Accrued investment income                                              8,014              8,686
     Reinsurance recoverable                                                1,628              1,863
     Current federal income taxes receivable - affiliate                      332              4,012
     Deferred tax asset                                                     1,854                  -
     Other assets                                                           2,452                348
     Separate accounts                                                    174,507            170,582
                                                                  -----------------  ------------------

                                     Total Admitted Assets         $      688,322     $      686,363
                                                                  =================  ==================

The accompanying notes are an integral part of these statutory financial statements.


                                     F-II 2

                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                             LIABILITIES AND SURPLUS
                        (in thousands, except share data)

                                                                                           December 31
                                                                               -------------------------------------
                                                                                     2001               2000
                                                                               -----------------  ------------------
                           LIABILITIES AND SURPLUS
LIABILITIES
     Life and annuity reserves                                                  $      429,183     $      434,988
     Deposit-type funds                                                                 50,581             47,091
     Reserve for unpaid claims                                                             107                190
     Interest maintenance reserve                                                            -              1,224
     Accrued separate account transfers                                                (10,889)            (9,023)
     Accounts payable - affiliates                                                       1,029                581
     Other liabilities                                                                   3,842              3,693
     Asset valuation reserve                                                               701                214
     Separate accounts                                                                 174,507            170,582
                                                                               -----------------  ------------------

                    Total Liabilities                                                  649,061            649,540
                                                                               -----------------  ------------------

SURPLUS

     Preferred stock, 8% non-voting, non-cumulative, $1,000 par value,
       10,000 shares authorized; 6,000 shares issued and outstanding                     6,000              6,000
     Common stock, $170 par value; 15,000 shares authorized,
       issued and outstanding                                                            2,550              2,550
     Additional paid-in capital                                                         28,450             28,450
     Unassigned surplus (deficit)                                                        2,261               (177)
                                                                               -----------------  ------------------

                    Total Surplus                                                       39,261             36,823
                                                                               -----------------  ------------------

                                     Total Liabilities and Surplus              $      688,322     $        686,363
                                                                               =================  ==================




The accompanying notes are an integral part of these statutory financial statements.



                                     F-II 3

                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                       STATUTORY STATEMENTS OF OPERATIONS
                                 (in thousands)

                                                                                    Years Ended December 31
                                                                           ------------------------------------------
                                                                                  2001                  2000
                                                                           --------------------  --------------------
INCOME
     Premium income                                                         $          63,503     $          85,364
     Less net reinsurance:
       Yearly renewable term                                                          (18,305)              (19,805)
                                                                           --------------------  --------------------
         Net premium income                                                            45,198                65,559
     Funds left on deposit                                                                  -                 5,652
     Net investment income                                                             38,144                41,480
     Miscellaneous income                                                              13,367                16,169
                                                                           --------------------  --------------------

                    Total income                                                       96,709               128,860
                                                                           --------------------  --------------------

EXPENSES
Benefits to policyowners                                                               59,869               110,657
Decrease in reserves                                                                   (7,361)              (47,538)
Commissions                                                                             8,511                 9,316
General insurance expenses                                                             11,228                11,608
Taxes, licenses and fees                                                                2,091                 1,949
Amortization of goodwill                                                                  123                   405
Net premium transferred to separate accounts                                           21,934                41,811
                                                                           --------------------  --------------------

                    Total expenses                                                     96,395               128,208
                                                                           --------------------  --------------------
Income before federal income
  taxes and realized capital losses                                                       314                   652

Federal income tax expense                                                                 11                   134
                                                                           --------------------  --------------------
Income before realized capital losses                                                     303                   518

Realized capital losses (net of tax of ($491) and ($944)
  and transfers to interest maintenance reserve
  of ($515) and ($190) for 2001 and 2000, respectively)                                (2,408)               (5,611)
                                                                           --------------------  --------------------

Net loss                                                                    $          (2,105)    $          (5,093)
                                                                           ====================  ====================


The accompanying notes are an integral part of these statutory financial statements.


                                     F-II 4



                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                   STATUTORY STATEMENTS OF CHANGES IN SURPLUS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
                        (in thousands, except share data)

                                                                                               Additional  Unassigned
                                                     Preferred Stock         Common Stock        Paid-in     Surplus
                                                   Shares      Amount       Shares    Amount     Capital    (Deficit)      Total
                                                 ----------  -----------  ---------  --------   ----------  ----------  ----------
BALANCE, January 1, 2000                            6,000    $   6,000      15,000   $ 2,550     $  13,450   $  2,108     $24,108

     Capital contribution from Acacia Life              -            -           -         -        15,000          -      15,000

     Change in non-admitted assets                      -            -           -         -             -        790         790

     Change in net unrealized capital gains             -            -           -         -             -        427         427

     Change in asset valuation reserve                  -            -           -         -             -      1,591       1,591

     Net loss                                           -            -           -         -             -     (5,093)     (5,093)
                                                 ----------  -----------  ---------  ---------   ---------  ----------   ---------

BALANCE, December 31, 2000                          6,000    $   6,000      15,000   $ 2,550     $  28,450   $   (177)    $36,823

     Change in accounting principles                    -            -           -         -             -      4,226       4,226

     Change in non-admitted assets                      -            -           -         -             -       (225)       (225)

     Change in net unrealized capital gains             -            -           -         -             -        516         516

     Change in tax effect on net unrealized
       capital gains                                    -            -           -         -             -       (181)       (181)

     Change in net deferred income taxes                -            -           -         -             -        694         694

     Change in asset valuation reserve                  -            -           -         -             -       (487)       (487)

     Net loss                                           -            -           -         -             -     (2,105)     (2,105)
                                                -----------  -----------  ---------  ---------   ---------  ----------   ---------

BALANCE, December 31, 2001                          6,000    $   6,000      15,000   $ 2,550     $  28,450   $  2,261     $39,261
                                                ===========  ===========  =========  =========   =========  ==========   =========

The accompanying notes are an integral part of these statutory financial statements.

                                     F-II 5

                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                       STATUTORY STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                                      Years Ended December 31
                                                                               ---------------------------------------
                                                                                     2001                 2000
                                                                               ------------------   ------------------
  OPERATING ACTIVITIES:
      Net premium income received                                                $      45,470       $       71,664
      Miscellaneous income received                                                     12,737               15,135
      Net investment income received                                                    38,434               42,329
      Net premium transferred to separate accounts                                     (23,392)             (42,372)
      Benefits paid to policyowners                                                    (57,034)            (107,795)
      Commissions, expenses and taxes, other than
        federal income taxes paid                                                      (22,327)             (23,651)
      Federal income taxes received (paid)                                               4,160               (1,999)
                                                                               ------------------   ------------------

                    Net cash from operating activities                                  (1,952)             (46,689)
                                                                               ------------------   ------------------

  INVESTING ACTIVITIES:
      Proceeds from investments sold, matured or repaid                                 74,569              149,867
      Purchase of investments                                                          (60,271)            (105,514)
      Net increase in loans on insurance policies                                         (629)              (1,154)
                                                                               ------------------   ------------------

                    Net cash from investing activities                                  13,669               43,199
                                                                               ------------------   ------------------


  FINANCING AND MISCELLANEOUS ACTIVITIES:
      Capital contribution from Acacia Life                                                  -               15,000
      Change in deposit-type funds without life contingencies                            2,782                    -
      Other miscellaneous, net                                                              30               (4,744)
                                                                               ------------------   ------------------
                    Net cash from financing and miscellaneous activities                 2,812               10,256
                                                                               ------------------   ------------------

  NET INCREASE IN CASH AND CASH EQUIVALENTS
      AND SHORT-TERM INVESTMENTS                                                        14,529                6,766

  CASH AND CASH EQUIVALENTS AND SHORT-TERM
      INVESTMENTS - BEGINNING OF PERIOD                                                 17,646               10,880
                                                                               ------------------   ------------------

  CASH AND CASH EQUIVALENTS AND SHORT-TERM
      INVESTMENTS - END OF PERIOD                                                $      32,175       $       17,646
                                                                               ==================   ==================



The accompanying notes are an integral part of these statutory financial statements.

                                     F-II 6

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations
Acacia National Life Insurance Company (the Company), a stock life insurance company, is a wholly owned subsidiary of Acacia Life Insurance Company (Acacia
Life). Acacia Life is a wholly owned subsidiary of Ameritas Holding Company
(AHC) which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC).

The Company underwrites and markets variable, deferred and immediate annuities and variable life insurance products within the United States and is licensed to operate in 46 states and the District of Columbia. During 2001, the Company obtained the necessary approval to redomicile in the District of Columbia. However, at December 31, 2001, the Company is still domiciled in Virginia.

Non-insurance products and services are offered by an affiliate of the Company, Acacia Financial Corporation (AFC), a wholly owned subsidiary of Acacia Life, which is a holding company of several financial service companies. Principal subsidiaries of AFC include: Calvert Group Ltd. (Calvert), a provider of investment advisory, management and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank (AFSB), a federally chartered savings bank; and The Advisors Group, Inc. (TAG), a broker/dealer.

In addition to Acacia Life, AHC is also a 100% owner of Ameritas Life Insurance Corp. (Ameritas), an insurance company domiciled in Nebraska.

Basis of Presentation
The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia.

Effective January 1, 2001, the State of Virginia has adopted the National Association of Insurance Commissioners' statutory accounting practices (NAIC
SAP) as the basis of its statutory accounting practices.

Accounting practices and procedures of the NAIC as prescribed or permitted by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are as follows:

(a) Investments in bonds are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

(b) Investments in common stocks are valued as prescribed by the Securities Valuation Office ("SVO") of the NAIC, while under GAAP, common stocks are reported at fair value;

(c) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;



                                     F-II 7

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

(d) Prior to January 1, 2001, a Federal income tax provision was made only on a current basis for statutory accounting practices, while under GAAP, a provision was also made for deferred taxes on temporary differences between the financial reporting and tax bases of assets and liabilities. Subsequent to January 1, 2001, NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets";

(e) Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. Statutory policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals;

(f) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established only in the statutory financial statements;

(g) Assets are reported under NAIC SAP at "admitted-asset" value and "non-admitted" assets are excluded through a charge against unassigned surplus (deficit), while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

(h) Premium receipts and benefits on universal life-type contracts are recorded as revenue and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyholder account balance;

(i) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset;

(j) Comprehensive income and its components are not presented in the statutory financial statements; and

(k) Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed. Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity's share of the historical book value of the acquired entity. However, under NAIC SAP, the amount of goodwill recorded as an "admitted asset" is subject to limitation.

The Company does not prepare separate company financial statements on a GAAP basis and the impact of the difference between the NAIC SAP and GAAP is not practically determinable for the purpose of separate company GAAP financial statements.

                                     F-II 8

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Use of Estimates
The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. Material estimates susceptible to significant change include reserves and deferred taxes.

Cash Equivalents
The Company considers all highly liquid securities purchased with an original maturity of three months or less to be cash equivalents.

Investments
Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by other loans are generally stated at amortized cost using the interest method.

Mortgage and asset backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Premiums and discounts on mortgage and asset backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments. Prepayment assumptions are obtained from broker/dealer survey values or internal estimates. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Interest only securities and securities where the yield has become negative are valued using the prospective method.

Preferred stocks are stated at cost.

Common stocks are carried at NAIC fair value.

Mortgage loans are stated at aggregate carrying value less accrued interest. The Company records a general reserve for losses on mortgage loans as part of the asset valuation reserve.

Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value.

The Company has only minor ownership interests in joint ventures that do not exceed ten percent of its admitted assets, and are reflected in other investments. Beginning in 2001, the Company carries these interests based on the underlying GAAP equity of the investee. Other than temporary impairments of $242 and $237 were recorded as realized losses during 2001 and 2000, respectively.

Loans on insurance policies are carried at the unpaid principal balances.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.


                                    F-II 9

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Non-Admitted Assets
Certain assets, primarily a portion of deferred tax assets and negative IMR (in 2001 only) and goodwill (in 2000 only) are designated as "non-admitted" under statutory reporting requirements. These assets are excluded from the statutory statements of admitted assets, liabilities and surplus by adjustments to unassigned surplus (deficit). Total "non-admitted" assets were $5,986 and $2,191 in 2001 and 2000, respectively.

Premiums and Related Commissions
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. For the year ended December 31, 2001, consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability. During fiscal year 2000, consideration received on deposit-type funds was recorded as income in the statutory statements of operations.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Life and Annuity Reserves and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM"). Reserves for variable annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Policy reserves reflect the estimated future obligations for the fixed account options selected by variable life and annuity policyowners; obligations related to separate account options are in the separate accounts. Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyowners, less withdrawals that represent a return to the policyowner. During fiscal year 2000, withdrawals to return funds to the policyowner were recorded as a benefit expense in the statutory statements of operations. For the determination of tabular interest to the deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve of Unpaid Claims
Reserves for unpaid claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyowner account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.


                                    F-II 10

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Asset Valuation and Interest Maintenance Reserves
The asset valuation reserve is a required appropriation of surplus to provide for possible losses that may occur on certain investments held by the Company. The reserve is computed based on the holdings of bonds, stocks, mortgage loans and short-term investments. Realized and unrealized gains and losses, other than those resulting from interest rate changes, are added or charged to the reserve (subject to certain limitations). Changes in the reserve are charged or credited to unassigned surplus (deficit).

The interest maintenance reserve (IMR) is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $101 and $270 for 2001 and 2000, respectively. At December 31, 2001, negative IMR of $249 was recorded as a nonadmitted asset.

Income Taxes
The Company files a consolidated federal income tax return with Acacia Life and is a party to a federal income tax allocation agreement. The Company's tax allocation is based upon a written agreement which generally specifies separate return calculation with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated tax liability.

The Company's federal income tax returns have been examined by and settled with the Internal Revenue Service through 1995.

Federal income tax regulations allowed certain special deductions for 1983 and prior years which are accumulated in a memorandum tax account designated as "policyholders' surplus". Generally, this policyholders' surplus account (PSA) will become subject to tax at the then current rates only if the accumulated PSA exceeds certain maximum limitations or if certain cash distributions are deemed to be paid out of the account. At December 31, 2001 and 2000, the Company has approximately $6,600 in its policyholders' surplus accounts which is not reflected in the financial statements.

Separate Accounts
The Company issues variable annuity and variable life contracts, the assets and liabilities of which are legally segregated and recorded in the accompanying statutory statements of admitted assets, liabilities and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in income in the statutory statements of operations.

The assets of separate accounts relating to variable annuity and variable life contracts are carried at fair value and consist primarily of mutual funds held for the benefit of policyholders. Deposits received from and benefits paid to separate account policyholders invested in the fixed account are recorded as an increase in, or a direct charge to, policy reserves. For the year ended December 31, 2000, such deposits received from and benefits paid to separate account policyholders were recorded in the statutory statements of operations. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable annuity and variable life contracts are not reflected in the Company's statutory statements of operations.


                                    F-II 11

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Fair Values of Financial Instruments
The following methods and assumptions are used by the Company in estimating its fair value disclosures for financial instruments:

         Bonds - The fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services and based upon expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of mortgage and asset backed securities are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

         Preferred Stocks - For publicly traded securities, fair value is based upon quoted market prices.

         Common Stocks - For publicly traded securities, fair value is based upon quoted market prices.

         Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

         Loans on Insurance Policies - The fair values for loans on insurance policies are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

         Cash and Cash Equivalents, Short-Term Investments, Accrued Investment Income and Reinsurance Recoverable - Affiliate - The carrying amounts for these instruments approximate their fair values.

         Other Investments - The fair values of other investments are based upon estimated values as last reported by the investee and discounted for their lack of marketability.

         Deposit-Type Funds - Deposit-type funds with a fixed maturity are valued at discounted present value using market interest rates. Deposit-type funds which do not have fixed maturities are carried at the amount payable on demand at the reporting date.

         Separate Account Assets and Liabilities - The fair values of separate account assets are based upon quoted market prices. Separate account liabilities are carried at the fair value of the underlying assets.


                                    F-II 12

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Vulnerability due to Certain Concentrations
The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Reclassifications
Certain items on the prior year financial statements have been reclassified to conform to current year presentation.

2.  Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia. Effective January 1, 2001, the State Corporation Commission of the Commonwealth of Virginia required that insurance companies domiciled in the State of Virginia prepare their statutory financial statements in accordance with the NAIC Accounting Practices and Procedures Manual - Version effective January 1, 2001 (the Manual). Accordingly, the admitted assets, liabilities and surplus of the Company as of December 31, 2001, and the results of its operations and its cash flow for the year then ended have been determined in accordance with the new accounting principles.

Accounting changes adopted to conform to the provisions of the Manual are reported as changes in accounting principles. The cumulative effect of the change in accounting principles has been reported as an adjustment to unassigned surplus (deficit) at January 1, 2001. The cumulative effect is the difference between the amount of surplus at January 1, 2001 and the amount of surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

The components of the increase in unassigned surplus (deficit) as of January 1, 2001 as a result of the adoption of the new accounting principles in the Manual are as follows:

Net deferred tax asset                                             $      1,317
Goodwill recorded as an admitted asset                                    2,191
Effect of change in accounting for prepayment
  penalties in the calculation of interest maintenance reserve              857
Venture capital partnerships valued at GAAP equity                         (138)
Non-admitted loans on insurance policies in excess
  of cash surrender value                                                    (1)
--------------------------------------------------------------------------------
Change in accounting principles                                    $      4,226
================================================================================

                                    F-II 13

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

3. Investments

Bonds
The table below provides additional information relating to bonds held at December 31, 2001:

                                                         Gross         Gross
                                                      Unrealized     Unrealized                    Book/Adjusted
                                    Amortized Cost       Gains         Losses       Fair Value     Carrying Value

---------------------------------- --------------- -------------- --------------- -------------- ----------------
U.S. Corporate                      $    244,123    $     13,049   $      6,037    $    251,135   $     243,484
Mortgage-backed                           88,992           3,041              -          92,033          88,992
U.S. Treasury securities and
  obligations of U.S. government
  agencies                                47,526           4,578              -          52,104          47,526
Foreign                                   24,155           1,073             56          25,172          24,155
Asset backed                              41,905             699          4,681          37,923          41,905
---------------------------------- --------------- -------------- --------------- -------------- ----------------
  Total Bonds                       $    446,701    $     22,440   $     10,774    $    458,367   $     446,062
================================== =============== ============== =============== ============== ================

The comparative data as of December 31, 2000 was as follows:

                                                         Gross           Gross
                                                       Unrealized      Unrealized                  Book/Adjusted
                                   Amortized Cost        Gains           Losses       Fair Value   Carrying Value
---------------------------------- --------------- -------------- --------------- -------------- ----------------
U.S. Corporate                      $    255,707    $     10,817   $      6,609    $    259,915   $     255,707
Mortgage-backed                           94,446           1,758            358          95,846          94,446
U.S. Treasury securities and
  obligations of U.S. government
  agencies                                63,765           4,954             50          68,669          63,765
Foreign                                   16,632             291             99          16,824          16,632
Asset backed                              41,723             315          3,537          38,501          41,723
---------------------------------- --------------- -------------- --------------- -------------- ----------------
  Total Bonds                       $    472,273    $     18,135   $     10,653    $    479,755   $     472,273
================================== =============== ============== =============== ============== ================

The carrying value and fair value of bonds at December 31, 2001 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                             Book/Adjusted             Fair Value
                                                                             Carrying Value

------------------------------------------------------------------ ------------------------ -----------------------
Due in one year or less                                              $           34,217         $         35,102
Due after one year through five years                                           120,582                  126,412
Due after five years through ten years                                           85,846                   89,574
Due after ten years                                                              74,520                   77,323
Mortgage-backed securities                                                       88,992                   92,033
Asset backed                                                                     41,905                   37,923
------------------------------------------------------------------ ------------------------ -----------------------
Total                                                                $          446,062          $       458,367
================================================================== ======================== =======================

Bonds not due at a single maturity date have been included in the year of final maturity.

                                    F-II 14

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

3. Investments, (continued)

Bonds, (continued)
Securities with an amortized cost of $6,885 and $6,855 at December 31, 2001 and 2000, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Sales of bond investments in 2001 and 2000 resulted in proceeds of $18,500 and $109,950, respectively. Gross gains of $602 and $453 and gross losses of $1,513 and $793 were realized on those sales in 2001 and 2000, respectively.

The Company's bond investment portfolio is predominantly comprised of investment grade securities. At December 31, 2001 and 2000, bonds totaling $37,960 and $29,295, respectively, (9% and 6%, respectively, of the total bond portfolio) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2001 and 2000, the Company recorded realized losses for other than temporary write-downs on bonds of $1,977 and $6,363, respectively.

Mortgage Loans
The Company invests in mortgage loans collateralized principally by commercial real estate. The minimum and maximum lending rates for mortgage loans during 2001 are 7.0% and 7.85%, respectively. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75%. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2001 and 2000.

The Company's mortgage loans finance various types of commercial properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2001 and 2000 are as follows:

                                    2001                            2000
---------------------- ----------------------- ----- ------------------------
Indiana                      $         760                 $           -
Kentucky                             1,600                             -
New Mexico                           2,871                           854
New York                             1,638                             -
Texas                                3,076                             -
Washington                           1,000                             -
---------------------- ----------------------- ----- ------------------------
                             $      10,945                 $         854
====================== ======================= ===== ========================

At December 31, 2001 and 2000, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.


                                    F-II 15

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

3. Investments, (continued)

Fair Value of Financial Instruments
The carrying value and fair value of financial instruments at December 31 are as follows:

                                                          2001                                    2000
                                      ------------------------------------------------------------------------------
                                          Book/Adjusted                           Book/Adjusted
                                          Carrying Value        Fair Value        Carrying Value         Fair Value
--------------------------------------------------------------------------------------------------------------------
Financial Assets:
Bonds                                     $     446,062     $     458,367         $     472,273      $     479,755
Preferred stocks                                     70                92                    70                 80
Common stocks                                       284               284                   473                473
Mortgage loans                                   10,945            11,010                   854                905
Short-term investments                           15,545            15,545                15,525             15,525
Other investments                                   264               198                   447                232
Loans on insurance policies                       9,735             6,741                 9,109              6,899
Cash and cash equivalents                        16,630            16,630                 2,121              2,121
Accrued investment income                         8,014             8,014                 8,686              8,686
Reinsurance recoverable - affiliate               1,628             1,628                 1,863              1,863
Assets related to separate accounts             174,507           174,507               170,582            170,582

Financial Liabilities:
Deposit-type funds                               50,581            50,581                47,091             47,091
Liabilities related to separate accounts        174,507           174,507               170,582            170,582
------------------------------------- ----------------- -- ---------------- - ------------------ -- ----------------

4.  Income Taxes

The following are federal income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

             2001              $     240
             2000              $     142

Federal income taxes incurred at December 31 consist of the following major components:

                                                                  2001
---------------------------------------------------------------------------
Current federal income taxes incurred
Operations                                              $            11
Realized capital losses                                            (491)
---------------------------------------------------------------------------
                                                                   (480)

Change in net deferred income taxes                                (694)
---------------------------------------------------------------------------
    Total federal income taxes incurred                 $        (1,174)
===========================================================================


                                    F-II 16

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

4.  Income Taxes, (continued)

The difference between the U.S. federal income tax rate and the federal income tax incurred at December 31 is summarized as follows:

                                                                                                2001
--------------------------------------------------------------------------------------------------------
Income before federal income taxes and realized capital losses                       $           314
Net realized capital losses before federal income taxes and transfers to IMR                  (3,414)
--------------------------------------------------------------------------------------------------------
Total pretax loss                                                                             (3,100)
Other                                                                                           (255)
--------------------------------------------------------------------------------------------------------
                                                                                              (3,355)
Statutory tax rate                                                                              0.35
--------------------------------------------------------------------------------------------------------
      Total federal income taxes incurred                                            $        (1,174)
========================================================================================================

The components of the net deferred tax asset recognized by the Company and the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

                                                                    December 31           January 1
                                                                       2001                 2001
----------------------------------------------------------------------------------------------------
Deferred tax assets:
Unrealized investment losses                                  $       3,860      $         4,357
Capital loss carryover                                                  592                    -
Deferred policy acquisition costs                                     3,016                2,639
Future policy and contract benefits                                   1,439                1,420
Other                                                                   311                  348
----------------------------------------------------------------------------------------------------
Gross deferred tax assets                                             9,218                8,764
----------------------------------------------------------------------------------------------------
Deferred tax liabilities:

Unrealized investment gains                                           1,631                1,690
----------------------------------------------------------------------------------------------------
Gross deferred tax liabilities                                        1,631                1,690
----------------------------------------------------------------------------------------------------
Net deferred tax asset                                                7,587                7,074
Less: non-admitted deferred tax assets                                5,733                5,757
----------------------------------------------------------------------------------------------------
Net admitted deferred tax assets                              $       1,854      $         1,317
====================================================================================================
Decrease in deferred tax assets nonadmitted                   $         (24)
                                                             ================

The change in net deferred income taxes, excluding assets non-admitted, is comprised of the following:

                                      December 31    January 1
                                         2001           2001          Change
---------------------------------- -------------- --------------- -------------
Total deferred tax assets              $   9,218     $   8,764       $   454
Total deferred tax liabilities             1,631         1,690           (59)
---------------------------------- -------------- --------------- -------------
Net deferred tax asset                 $   7,587     $   7,074           513
================================== ============== ===============
Tax effect of unrealized gains                                           181
                                                                  -------------
Change in net deferred income taxes                                  $   694
                                                                  =============



                                    F-II 17

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

5.  Information Concerning Parent, Subsidiaries and Affiliates

Since the Company has no employees, affiliates (primarily Acacia Life and Ameritas and its subsidiaries) provide technical, financial, legal, marketing and investment advisory support to the Company under various administrative service agreements. The cost of these services to the Company for the years ended December 31, 2001 and 2000 was $12,530 and $12,470, respectively.

At December 31, 2001 and 2000, the Company had short-term investments of $3,975 and $5,300, respectively, in various mutual funds to which an affiliate of the Company is the advisor.

The Company has yearly renewable term reinsurance agreements with affiliates. Under these agreements, these affiliates assume life insurance risk in excess of the Company's retention limit. These reinsurance contracts do not relieve the Company of its obligations to its policyholders (see note 8).

The Company's variable universal life and variable annuity products are distributed through TAG. Policies placed by this affiliate generated commission expense of $5,501 and $6,032 for the years ended December 31, 2001 and 2000, respectively.

Included as investment options in the variable accounts are funds which are managed by an affiliate, Calvert. Separate account assets in these funds totaled $24,329 and $24,506 at December 31 2001 and 2000, respectively.

The Company reported the following amounts due to the affiliates listed below at December 31, 2001. The terms of the intercompany agreements require that these amounts be settled within 30 days.

--------------------------------------------------------------------------------
Ameritas Life Insurance Corp.                            $       154
Acacia Life Insurance Company                                    846
--------------------------------------------------------------------------------

6. Dividend Restrictions

The Company is subject to regulation by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval.

7. Commitments and Contingencies

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessment each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company has estimated its costs related to past insolvencies and has provided a reserve included in other liabilities of $318 and $377 as of December 31, 2001 and 2000, respectively. The Company has estimated its recoveries from premium tax credits to be $80 and $112 as of December 31, 2001 and 2000, respectively.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

                                    F-II 18

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

7.  Commitments and Contingencies, (continued)

Commitments were outstanding for investments and mortgage loans to be purchased in subsequent years totaling $2,694 and $1,064 as of December 31, 2001 and 2000, respectively. These commitments have been made in the normal course of investment operations and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of those instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

8. Reinsurance

The Company reinsures all life insurance risks over the retention limit of ten thousand dollars per policy under yearly renewable term insurance with Acacia Life and several other non-affiliated companies. Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established.

Following is a summary of the transactions through reinsurance operations:

                                                                                      2001            2000
------------------------------------------------------------------------------------------------------------
For the year ended December 31:
Premiums ceded (related party $16,798 and $18,079 in
  2001 and 2000, respectively)                                                $      18,305   $      19,805
Claims ceded (related party $5,250 and $4,429 in
  2001 and 2000, respectively)                                                        5,384           4,678
Commission and expense allowance ceded (included in miscellaneous income)
  (related party $11,478 and $13,621
  in 2001 and 2000, respectively)                                                    11,478          13,808

At December 31:
Reinsurance recoverable (related party $1,628 and $1,592 in
  2001 and 2000, respectively)                                                        1,628           1,863
Reserves ceded (related party $3,121 and $2,828 in
  2001 and 2000, respectively)                                                        3,647           3,351
Premiums due to related party (included in other liabilities)
  (related party $2,539 and $2,278 in 2001 and 2000, respectively)                    2,998           2,726
------------------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under the reinsurance agreement.

Effective May 31, 1996 under an assumption reinsurance agreement, the Company assumed certain assets and liabilities relating to annuities previously underwritten by the National American Life Insurance Company (NALICO), which had been in rehabilitation. Goodwill of $123 and $405 was amortized through operations during 2001 and 2000, respectively. At December 31, 2001, the balance of goodwill treated as an admitted asset under NAIC SAP was $2,068 and is included in other assets. At December 31, 2000, the balance of goodwill treated as a non-admitted asset was $2,191.

                                    F-II 19

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

9.  Life and Annuity Reserves and Deposit-type Funds

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Surrender values are not provided in excess of the legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard universal or variable life policies are included in the policy reserve. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

As of December 31, 2001, the Company did not have any insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Virginia.

10. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:
                                                                 2001
                                                      --------------------------
                                                           Amount    % of Total
--------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  At book value less current surrender charge
    of 5% or more                                  $       136,731       27.6%
  At book value without adjustment
  (minimal or no charge)                                   291,252       58.9%
--------------------------------------------------------------------------------
                                                           427,983       86.5%
Not subject to discretionary withdrawal                     66,835       13.5%
--------------------------------------------------------------------------------
Total gross and net                                $       494,818        100%
================================================================================

                                                                 2000

                                                       -------------------------
                                                           Amount    % of Total
--------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  At book value less current surrender charge
    of 5% or more                                  $      127,650        25.4%
  At book value without adjustment
  (minimal or no charge)                                  311,709        62.1%
--------------------------------------------------------------------------------
                                                          439,359        87.5%
Not subject to discretionary withdrawal                    62,719        12.5%
--------------------------------------------------------------------------------
Total gross and net                                $      502,078         100%
================================================================================

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the statutory statements of admitted assets, liabilities and surplus as of December 31:

                                     F-II 20

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

10.  Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics, (continued)
                                                                                          2001              2000
------------------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 8, Annuities Section, Total (net)                                          $      331,266   $      338,465
Exhibit 8, Supplementary Contracts with Life Contingencies Section,
 Total (net)                                                                               12,334           12,099
Exhibit of Deposit-Type Contracts, Line 14, Column 1                                       50,581           47,091
------------------------------------------------------------------------------------------------------------------
                                                                                          394,181          397,655
Separate Accounts Annual Statement:
Exhibit 6, Line 0299999, Column 2                                                         100,637          104,423
------------------------------------------------------------------------------------------------------------------
Total                                                                              $      494,818   $      502,078
==================================================================================================================

11. Separate Accounts

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                                   2001                     2000
-----------------------------------------------------------------------------------------------------------------
For the years ended December 31:
    Premiums, considerations or deposits                                   $        43,339         $     61,585
-----------------------------------------------------------------------------------------------------------------
At December 31:
    Reserves by valuation basis
    Market value                                                           $       163,606         $    161,140
=================================================================================================================

Reserves by withdrawal characteristic:
Subject to discretionary withdrawal:
    At book value without market value adjustment and with current
     surrender charge of 5% or more                                        $       103,002         $     80,480
    At book value without market value adjustment and with current
     surrender charge <5%                                                           60,604               80,660
-----------------------------------------------------------------------------------------------------------------
Total                                                                      $       163,606         $    161,140
=================================================================================================================

Transfers as reported in the summary of operations of the Separate Accounts Annual Statement:
    Transfers to separate accounts                                         $        43,339         $     61,585
    Transfers from separate accounts                                               (19,508)             (17,235)
-----------------------------------------------------------------------------------------------------------------
Net transfers                                                              $        23,831         $     44,350
=================================================================================================================

Reconciliation of net transfers to (from) separate accounts at December 31:
Transfers as reported in the summary of operations of the Separate Accounts
Annual Statement:

    Transfers to separate accounts                                         $        43,339         $     61,585
    Transfers from separate accounts                                               (19,508)             (17,235)
---------------------------------------------------------------------- ----------------------- ------------------
    Net transfers to (from) separate accounts                                       23,831               44,350
---------------------------------------------------------------------- ----------------------- ------------------
Reconciling adjustments - mortality risk charge                                     (1,897)              (2,539)
---------------------------------------------------------------------- ----------------------- ------------------
Transfers as reported in the statutory statements of operations of
  the Company                                                              $        21,934         $     41,811
====================================================================== ======================= ==================

                                    F-II 21

                   ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

12.  Subsequent Event

Effective April 1, 2002, the Company changed its state of domicile from the Commonwealth of Virginia to the District of Columbia. Management believes this has no effect on the financial statements which are presented in accordance with NAIC SAP.


                                    F-II 22

                            PART C OTHER INFORMATION

ITEM 24.   Financial Statements and Exhibits

a)   Financial Statements:
     The financial statements of the subaccounts of Acacia National Variable Annuity Separate Account II and Acacia National Life Insurance Company filed in Part B include:

         Subaccounts of Acacia National Variable Annuity Separate Account II:

          -   Report of Deloitte & Touche LLP, independent auditors.
          -   Statements of Net Assets as of December 31, 2001.
          - Statements of Operations for the periods ended December 31, 2001 and 2000.
          - Statements of Changes in Net Assets for the periods ended December 31, 2001 and 2000.
          - Notes to Financial Statements for the periods ended December 31, 2001 and 2000.

         Acacia National Life Insurance Company:

          -   Report of Deloitte & Touche LLP, independent auditors.
          - Statutory Statements of Admitted Assets, Liabilities and Surplus as of December 31, 2001 and 2000.
          - Statutory Statements of Operations for the years ended December 31, 2001 and 2000.
          - Statutory Statements of Changes in Surplus for the years ended December 31, 2001 and 2000.
          - Statutory Statements of Cash Flows for the years ended December 31, 2001 and 2000.
          - Notes to the Statutory Financial Statements for the years ended December 31, 2001 and 2000.

     All schedules of Acacia National Life Insurance Company for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Financial Statements and therefore have been omitted.

     There are no financial statements included in Parts A or C.

(b)      Exhibits
         (1) Resolution of the Board of Directors of Acacia National Life Insurance Company ("ANLIC") authorizing establishment of the Acacia National Variable Annuity Separate Account II. (1)
         (2)      N/A
         (3) (a)  Principal Underwriting Agreement. (1)
             (b)  Form of Broker-Dealer Sales Agreement. (1)
             (c)  Commission Schedule. (7)
         (4)      Form of Annuity Policy. (7)
         (5)      Form of Application. (7)
         (6) (a)  Restated Articles of Incorporation of ANLIC. (2)
             (b)  By-Laws of ANLIC. (2)
         (7)      N/A
         (8) (a)  Participation Agreements.
                      Oppenheimer (2)
                      Variable Insurance Products Fund - (5)
                      Variable Insurance Products Fund II  - (5)
                      BT Insurance Trust (4)
                      Franklin Templeton Variable Insurance Products Trust (4)
             (b)  Form of Administration Agreement. (1)
                  Amendment dated May 30, 1996 (3)
         (9)      Opinion and Consent of Robert-John H. Sands
         (10)     Consent of Independent Auditors.
         (11)     N/A
         (12)     N/A
         (13)     Schedule of Computation and Performance Quotations (6)


Footnotes:

(1) Incorporated by reference to the initial filing of the Registration Statement on Form N-4 (File No. 333-03963) filed on May 16, 1996.

(2) Incorporated by reference to the Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 (File No. 33-90208) filed on May 1, 1997.

(3) Incorporated by reference to the Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-03963) filed on May 1,1997.

(4) Incorporated by reference to the Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-81057) filed on February 25, 2000.

(5) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-95593) filed on April 17, 2000.

(6) Incorporated by reference to the Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-03963) filed on February 25, 2000.

(7) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-53732) filed on March 29, 2001.

ITEM 25.  Directors and Officers of the Depositor

Executive Officers and Directors of ANLIC

Charles T. Nason, Chairman of the Board and Chief Executive Officer*
Haluk Ariturk, President and Chief Operating Officer, Director**
JoAnn M. Martin, Senior Vice President and Chief Financial Officer, Director** Brian J. Owens, Senior Vice President, Career Distribution*
Barry C. Ritter, Senior Vice President and Chief Information Officer** Robert-John H. Sands, Senior Vice President, General Counsel and Corporate
  Secretary, Director*
Janet L. Schmidt, Senior Vice President, Human Resources*
Richard W. Vautravers, Senior Vice President and Corporate Actuary**
William W. Lester, Vice President and Treasurer**
Reno J. Martini, Director***


* The principal business address of each person is Acacia National Life Insurance Company, 7315 Wisconsin Avenue, Bethesda, Maryland 20814.
** The principal business address of each person is Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
*** The principal business address of each person is Calvert Group, Ltd., 4550
    Montgomery Avenue, Bethesda, Maryland 20814.

ITEM 26. Persons Controlled by or under Common Control with the Depositor or Registrant

Organizations under common control with the Depositor include:

Name of Corporation (state where organized)                            Principal Business
Ameritas Acacia Mutual Holding Company (NE)............................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company
         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corp. (MD)..............................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                      Acacia Property & Casualty Insurance
                      Agency, Inc. (VA)................................insurance agency
                      Acacia Service Corp. (VA)........................deposit solicitation
                      Acacia Title Agency, Inc. (VA)...................title company
                  Acacia Realty Corporation (DC)                       real estate joint venture company
                  Calvert Group. Ltd. (DE).............................holding company
                      Calvert Asset Management Company (DE)............asset management services
                      Calvert Shareholder Services, Inc. (DE)..........administrative services
                      Calvert Administrative Services Company (DE).....administrative services
                      Calvert Distributors, Inc. (DE)..................broker-dealer
                  The Advisors Group, Inc. (DE)........................securities broker-dealer, investment advisor
                      Advisors Group Insurance Agency of
                      Texas, Inc. (TX).................................broker-dealer insurance broker
                      Acacia Insurance Agency of
                      Massachusetts, Inc. (MA).........................broker-dealer insurance broker
                      The Advisors Group Insurance Agency of
                      Ohio, Inc. (OH)..................................broker-dealer insurance broker
                      The Advisors Group Insurance Agency of
                      Alabama, Inc. (AL)...............................broker-dealer insurance broker
              Acacia National Life Insurance Company (VA)..............variable life/annuity insurance company
              Acacia Realty Square, LLC (DE)...........................property management company
              Enterprise Resources, LLC (DE)...........................class II insurance sales
         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              AMAL Corporation (NE)....................................a joint venture holding company between Ameritas
                                                                       Life Insurance Corp. (61%) and AmerUs Life Insurance
                                                                       Company (39%)
                  Ameritas Investment Corp. (NE).......................securities broker dealer & investment advisor
                  Ameritas Variable Life Insurance Company (NE)        life insurance company
              Ameritas Investment Advisors, Inc. (NE)..................investment advisor
              Ameritas Managed Dental Plan, Inc. (CA)..................managed care dental insurance company
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Lincoln Gateway Shopping Center, Inc. (NE)...............real estate investment and management
              Pathmark Assurance Company (NE)..........................third-party administrator and reinsurer of dental and eye care insurance plans
              Veritas Corp. (NE).......................................insurance marketing agency


Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

ITEM 27. Number of Contract Owners

     As of March 31, 2002 there were 55 qualified contracts and 47 non-qualified contracts.

ITEM 28. Indemnification

     Article VII of ANLIC's By-Laws provides, in part:

Section 2 Indemnification. In the event any action, suit or proceeding is brought against a present or former Director, elected officer, appointed officer or other employee because of any action taken by such person as a Director, officer or employee of the Company, the Company shall reimburse or indemnify him for all loss reasonably incurred by him in connection with such action to the fullest extent permitted by Section 13.1-3.1 of the Code of Virginia, as is now or hereafter amended, except in relation to matters as to which such person shall have been finally adjudged to be liable by reason of having been guilty of gross negligence or willful misconduct in the performance of duties as such director, officer or employee. In case any such suit, action or proceeding shall result in a settlement prior to final judgment and if, in the judgment of the Board of Directors, such person in taking the action or failing to take the action complained of was not grossly negligent or guilty of wilful misconduct in the performance of his duty, the Company shall reimburse or indemnify him for the amount of such settlement and for all expenses reasonably incurred in connection with such action and its settlement. This right of indemnification shall not be exclusive of any other rights to which any such person may be entitled.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ANLIC Officers and Directors are covered under a Fidelity Bond issued by Chubb Group of Insurance Companies with an aggregate limit of $8,000,000, a single loss limit of $4,000,000, and a deductible of $50,000.

ITEM 29. Principal Underwriters

(a) The Advisors Group, Inc. is the principal underwriter of the Policies as defined in the Investment Company Act of 1940, and is also the principal underwriter for Acacia National Life Insurance Company Separate Account I variable life insurance policies.

b) The following table sets forth-certain information regarding directors and officers of The Advisors Group:

   Name and Principal            Positions and Offices
   Business Address*             With Underwriter
   Charles T. Nason              Chairman of the Board
   Salene Hitchcock-Gear         Director, President and Chief Executive Officer
   David A. Glazer               Regional Vice President
   Scott A. Grebenstein          Director, Senior Vice President, Product
                                 Development and Financial Operations
   Robert-John H. Sands          Director

        * The principal business address of each person listed is:
                          The Advisors Group, Inc.
                          7315 Wisconsin Avenue
                          Bethesda, Maryland 20814

c)                             Net Underwriting       Compensation
Name of Principal                 Discounts and            on                 Brokerage
  Underwriter (1)                Commissions (2)     Redemption (3)      Commissions (4)     Compensation (5)
-----------------              -----------------     --------------      ---------------     ----------------
The Advisors Group, Inc.
("TAG")                             $576,482               $0                    $0             $7,200

(2)+(4)+(5) = Gross variable annuity compensation received by TAG.
(3) = Sales compensation received and paid out by TAG as underwriter, TAG retains 0.
(4) = Sales compensation received by TAG for retail sales.
(5) = Sales compensation received by TAG and retained as underwriting fee.


ITEM 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by ANLIC at its Service Office, P.O. Box 79574, Baltimore, MD 21270-0574, and at its Principal Office, 7315 Wisconsin Avenue, Bethesda, Maryland 20814.

ITEM 31. Management Services

All management contracts are discussed in Part A or Part B.

ITEM 32. Undertakings

(a) Registrant undertakes that it will file a Post-Effective Amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to ANLIC at the address or phone number listed in the Prospectus.

                         STATEMENT PURSUANT TO RULE 6c-7

ANLIC and the Separate Account rely on 17 C.F.R. Sections 270.6c-7 and represent that the provisions of that Rule have been or will be complied with. Accordingly, ANLIC and the Separate Account are exempt from the provisions of Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.

                         SECTION 403(b) REPRESENTATIONS

ANLIC represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                       SECTION 26(e)(2)(A) REPRESENTATIONS

Pursuant to Section 26 (e)(2)(A) of the Investment Company Act of 1940, as amended, ANLIC represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by ANLIC.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Acacia National Variable Annuity Separate Account II, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to Registration Statement Number 333-53732 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Bethesda, County of Montgomery, State of Maryland on this 4th day of April, 2002.

                 ACACIA NATIONAL VARIABLE ANNUITY INSURANCE SEPARATE ACCOUNT II,
                                                                      REGISTRANT
                                         ACACIA NATIONAL LIFE INSURANCE COMPANY,
                                                                       DEPOSITOR

                                          By: Charles T. Nason *
                                              --------------------
                                              Chairman of the Board

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on aPRIL 4, 2002.

     SIGNATURE                      TITLE

     Charles T. Nason *             Chairman of the Board and Chief Executive Officer and Director

     Robert-John H. Sands   *       Senior Vice President, General Counsel, Corporate Secretary and Director

     Haluk Ariturk *                Senior Vice President, Product Management and Administration and Director

     JoAnn M. Martin *              Senior Vice President, Chief Financial Officer and Director

     Reno J. Martini *              Director

     Brian J. Owens *               Senior Vice President, Career Distribution

     Janet L. Schmidt *             Senior Vice President, Human Resources

     Barry C. Ritter *              Senior Vice President and Chief Information Officer

     Richard W. Vautravers *        Senior Vice President and Corporate Actuary


* Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001.

     By:  /s/ Donald R. Stading     Date:  April 4, 2002
         ----------------------
           Donald R. Stading

                                  EXHIBIT INDEX

Exhibit
Number   Description

(9)               Opinion and Consent of Robert-John H. Sands

(10)              Consent of Deloitte & Touche LLP